Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Partners, Inc.
Entity Central Index Key	0001039001
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000020707
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class ADV
Trading Symbol	IOSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$122	1.17%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg Global Aggregate Index primarily due to primarily due to positive sector allocation, along with duration & yield curve positioning. Meanwhile, allocation within currencies had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS) was the largest contributor to relative performance. The allocation to non-agency residential mortgage-backed securities (RMBS) and credit risk transfers (CRT) contributed.  Also, allocation to high yield corporates & relative long duration position contributed, as the yield curve ended the year steeper.  The Portfolio used derivatives, such as used futures, swaps, options and forward contracts, for hedging and overall risk management. The use of derivatives positively contributed to performance.

↓ Top detractors from performance: Security selection within agency mortgage-backed securities (MBS) was the most notable detractor and an underweight in investment grade corporates detracted from performance.

Line Graph [Table Text Block]
	Class ADV	Bloomberg Global Aggregate Index
2015	$10,000	$10,000
2016	$10,581	$10,209
2017	$11,539	$10,963
2018	$11,249	$10,832
2019	$12,090	$11,573
2020	$13,128	$12,637
2021	$12,443	$12,042
2022	$10,111	$10,085
2023	$10,679	$10,662
2024	$10,525	$10,482
2025	$11,404	$11,338

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	8.35%	-2.78%	1.32%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%

AssetsNet	$ 103,897,131
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 436,059
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$103,897,131 # of Portfolio Holdings812 Portfolio Turnover Rate180% Investment Advisory Fees Paid$436,059
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	18.3%
Common Stock	0.0%
Rights	0.0%
U.S. Government Agency Obligations	5.3%
Asset-Backed Securities	8.2%
U.S. Treasury Obligations	8.4%
Commercial Mortgage-Backed Securities	9.0%
Mutual Funds	10.0%
Sovereign Bonds	10.3%
Collateralized Mortgage Obligations	12.9%
Corporate Bonds/Notes	17.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	5.9%
Voya VACS Series EMHCD Fund	4.1%
United States Treasury Notes, 4.000%, 11/15/35	2.5%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Uniform Mortgage-Backed Securities, 5.500%, 01/01/56	1.7%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.4%
United Kingdom Gilt, 4.125%, 07/22/29	1.3%
United States Treasury Notes, 3.875%, 12/31/32	1.2%
United States Treasury Bonds, 4.625%, 11/15/45	1.2%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.2%

Material Fund Change [Text Block]
C000020708
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class I
Trading Symbol	IOSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg Global Aggregate Index primarily due to primarily due to positive sector allocation, along with duration & yield curve positioning. Meanwhile, allocation within currencies had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS) was the largest contributor to relative performance. The allocation to non-agency residential mortgage-backed securities (RMBS) and credit risk transfers (CRT) contributed.  Also, allocation to high yield corporates & relative long duration position contributed, as the yield curve ended the year steeper.  The Portfolio used derivatives, such as used futures, swaps, options and forward contracts, for hedging and overall risk management. The use of derivatives positively contributed to performance.

↓ Top detractors from performance: Security selection within agency mortgage-backed securities (MBS) was the most notable detractor and an underweight in investment grade corporates detracted from performance.

Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate Index
2015	$10,000	$10,000
2016	$10,630	$10,209
2017	$11,658	$10,963
2018	$11,411	$10,832
2019	$12,327	$11,573
2020	$13,461	$12,637
2021	$12,819	$12,042
2022	$10,468	$10,085
2023	$11,120	$10,662
2024	$11,013	$10,482
2025	$11,982	$11,338

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.80%	-2.30%	1.82%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%

AssetsNet	$ 103,897,131
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 436,059
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$103,897,131 # of Portfolio Holdings812 Portfolio Turnover Rate180% Investment Advisory Fees Paid$436,059
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	18.3%
Common Stock	0.0%
Rights	0.0%
U.S. Government Agency Obligations	5.3%
Asset-Backed Securities	8.2%
U.S. Treasury Obligations	8.4%
Commercial Mortgage-Backed Securities	9.0%
Mutual Funds	10.0%
Sovereign Bonds	10.3%
Collateralized Mortgage Obligations	12.9%
Corporate Bonds/Notes	17.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	5.9%
Voya VACS Series EMHCD Fund	4.1%
United States Treasury Notes, 4.000%, 11/15/35	2.5%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Uniform Mortgage-Backed Securities, 5.500%, 01/01/56	1.7%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.4%
United Kingdom Gilt, 4.125%, 07/22/29	1.3%
United States Treasury Notes, 3.875%, 12/31/32	1.2%
United States Treasury Bonds, 4.625%, 11/15/45	1.2%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.2%

Material Fund Change [Text Block]
C000020709
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Portfolio
Class Name	Class S
Trading Symbol	IOSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg Global Aggregate Index primarily due to primarily due to positive sector allocation, along with duration & yield curve positioning. Meanwhile, allocation within currencies had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS) was the largest contributor to relative performance. The allocation to non-agency residential mortgage-backed securities (RMBS) and credit risk transfers (CRT) contributed.  Also, allocation to high yield corporates & relative long duration position contributed, as the yield curve ended the year steeper.  The Portfolio used derivatives, such as used futures, swaps, options and forward contracts, for hedging and overall risk management. The use of derivatives positively contributed to performance.

↓ Top detractors from performance: Security selection within agency mortgage-backed securities (MBS) was the most notable detractor and an underweight in investment grade corporates detracted from performance.

Line Graph [Table Text Block]
	Class S	Bloomberg Global Aggregate Index
2015	$10,000	$10,000
2016	$10,602	$10,209
2017	$11,589	$10,963
2018	$11,325	$10,832
2019	$12,203	$11,573
2020	$13,283	$12,637
2021	$12,615	$12,042
2022	$10,282	$10,085
2023	$10,896	$10,662
2024	$10,763	$10,482
2025	$11,682	$11,338

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	8.54%	-2.54%	1.57%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%

AssetsNet	$ 103,897,131
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 436,059
InvestmentCompanyPortfolioTurnover	180.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$103,897,131 # of Portfolio Holdings812 Portfolio Turnover Rate180% Investment Advisory Fees Paid$436,059
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	18.3%
Common Stock	0.0%
Rights	0.0%
U.S. Government Agency Obligations	5.3%
Asset-Backed Securities	8.2%
U.S. Treasury Obligations	8.4%
Commercial Mortgage-Backed Securities	9.0%
Mutual Funds	10.0%
Sovereign Bonds	10.3%
Collateralized Mortgage Obligations	12.9%
Corporate Bonds/Notes	17.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series HYB Fund	5.9%
Voya VACS Series EMHCD Fund	4.1%
United States Treasury Notes, 4.000%, 11/15/35	2.5%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Uniform Mortgage-Backed Securities, 5.500%, 01/01/56	1.7%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.4%
United Kingdom Gilt, 4.125%, 07/22/29	1.3%
United States Treasury Notes, 3.875%, 12/31/32	1.2%
United States Treasury Bonds, 4.625%, 11/15/45	1.2%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.2%

Material Fund Change [Text Block]
C000020704
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class ADV
Trading Symbol	IGMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$141	1.26%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI For the year ended December 31, 2025, the Fund outperformed the MSCI All Countries World IndexSM due to favorable stock selection & allocation.

↑ Top contributors to performance:  Materials led gains, followed by consumer staples. Results were bolstered by favorable selection in metals, mining, & construction materials, alongside gains in staples retailing & household products. The United States led contributions. Top individual contributors were Astera Labs, Inc. & Robinhood Markets, Inc.

↓ Top detractors from performance: Communication services was the biggest drag on negative selection in entertainment and interactive media, followed by information technology on weak software selection.  Hong Kong detracted the most on negative selection within consumer discretionary, followed by Korea on negative IT selection.   Top individual detractors included Alphabet Inc. & Inspire Medical Systems, Inc.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠
2015	$10,000	$10,000
2016	$9,971	$10,786
2017	$13,543	$13,371
2018	$11,699	$12,113
2019	$15,337	$15,335
2020	$19,507	$17,827
2021	$22,393	$21,132
2022	$15,166	$17,252
2023	$20,025	$21,083
2024	$21,777	$24,770
2025	$26,948	$30,303

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	23.74%	6.68%	10.42%
MSCI All Country World Index℠	22.34%	11.19%	11.72%

AssetsNet	$ 1,105,544,156
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 6,739,890
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,105,544,156 # of Portfolio Holdings74 Portfolio Turnover Rate80% Investment Advisory Fees Paid$6,739,890
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.4%
Singapore	0.8%
Indonesia	1.0%
Switzerland	1.2%
Japan	2.0%
India	2.6%
Germany	3.8%
Italy	4.2%
Brazil	4.4%
United Kingdom	4.6%
China	5.1%
United States	66.9%

Largest Holdings [Text Block]

Top 10 Holdings

Natera, Inc.	3.4%
Tesla, Inc.	3.2%
Alphabet, Inc. - Class A	2.9%
NU Holdings Ltd./Cayman Islands - Class A	2.7%
Enel SpA	2.7%
Cisco Systems, Inc.	2.6%
Barclays PLC	2.5%
Walmart, Inc.	2.5%
Bank of America Corp.	2.4%
First Solar, Inc.	2.4%

Material Fund Change [Text Block]
C000020705
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class I
Trading Symbol	IGMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI For the year ended December 31, 2025, the Fund outperformed the MSCI All Countries World IndexSM due to favorable stock selection & allocation.

↑ Top contributors to performance:  Materials led gains, followed by consumer staples. Results were bolstered by favorable selection in metals, mining, & construction materials, alongside gains in staples retailing & household products. The United States led contributions. Top individual contributors were Astera Labs, Inc. & Robinhood Markets, Inc.

↓ Top detractors from performance: Communication services was the biggest drag on negative selection in entertainment and interactive media, followed by information technology on weak software selection.  Hong Kong detracted the most on negative selection within consumer discretionary, followed by Korea on negative IT selection.   Top individual detractors included Alphabet Inc. & Inspire Medical Systems, Inc.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠
2015	$10,000	$10,000
2016	$10,022	$10,786
2017	$13,679	$13,371
2018	$11,874	$12,113
2019	$15,651	$15,335
2020	$19,999	$17,827
2021	$23,073	$21,132
2022	$15,706	$17,252
2023	$20,840	$21,083
2024	$22,781	$24,770
2025	$28,320	$30,303

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	24.31%	7.21%	10.97%
MSCI All Country World Index℠	22.34%	11.19%	11.72%

AssetsNet	$ 1,105,544,156
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 6,739,890
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,105,544,156 # of Portfolio Holdings74 Portfolio Turnover Rate80% Investment Advisory Fees Paid$6,739,890
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.4%
Singapore	0.8%
Indonesia	1.0%
Switzerland	1.2%
Japan	2.0%
India	2.6%
Germany	3.8%
Italy	4.2%
Brazil	4.4%
United Kingdom	4.6%
China	5.1%
United States	66.9%

Largest Holdings [Text Block]

Top 10 Holdings

Natera, Inc.	3.4%
Tesla, Inc.	3.2%
Alphabet, Inc. - Class A	2.9%
NU Holdings Ltd./Cayman Islands - Class A	2.7%
Enel SpA	2.7%
Cisco Systems, Inc.	2.6%
Barclays PLC	2.5%
Walmart, Inc.	2.5%
Bank of America Corp.	2.4%
First Solar, Inc.	2.4%

Material Fund Change [Text Block]
C000020706
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class S
Trading Symbol	IGMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI For the year ended December 31, 2025, the Fund outperformed the MSCI All Countries World IndexSM due to favorable stock selection & allocation.

↑ Top contributors to performance:  Materials led gains, followed by consumer staples. Results were bolstered by favorable selection in metals, mining, & construction materials, alongside gains in staples retailing & household products. The United States led contributions. Top individual contributors were Astera Labs, Inc. & Robinhood Markets, Inc.

↓ Top detractors from performance: Communication services was the biggest drag on negative selection in entertainment and interactive media, followed by information technology on weak software selection.  Hong Kong detracted the most on negative selection within consumer discretionary, followed by Korea on negative IT selection.   Top individual detractors included Alphabet Inc. & Inspire Medical Systems, Inc.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠
2015	$10,000	$10,000
2016	$9,996	$10,786
2017	$13,608	$13,371
2018	$11,786	$12,113
2019	$15,492	$15,335
2020	$19,742	$17,827
2021	$22,729	$21,132
2022	$15,434	$17,252
2023	$20,434	$21,083
2024	$22,264	$24,770
2025	$27,638	$30,303

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	24.14%	6.96%	10.70%
MSCI All Country World Index℠	22.34%	11.19%	11.72%

AssetsNet	$ 1,105,544,156
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 6,739,890
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,105,544,156 # of Portfolio Holdings74 Portfolio Turnover Rate80% Investment Advisory Fees Paid$6,739,890
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.4%
Singapore	0.8%
Indonesia	1.0%
Switzerland	1.2%
Japan	2.0%
India	2.6%
Germany	3.8%
Italy	4.2%
Brazil	4.4%
United Kingdom	4.6%
China	5.1%
United States	66.9%

Largest Holdings [Text Block]

Top 10 Holdings

Natera, Inc.	3.4%
Tesla, Inc.	3.2%
Alphabet, Inc. - Class A	2.9%
NU Holdings Ltd./Cayman Islands - Class A	2.7%
Enel SpA	2.7%
Cisco Systems, Inc.	2.6%
Barclays PLC	2.5%
Walmart, Inc.	2.5%
Bank of America Corp.	2.4%
First Solar, Inc.	2.4%

Material Fund Change [Text Block]
C000074828
Shareholder Report [Line Items]
Fund Name	Voya Global Insights Portfolio
Class Name	Class S2
Trading Symbol	IOGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$130	1.16%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the MSCI For the year ended December 31, 2025, the Fund outperformed the MSCI All Countries World IndexSM due to favorable stock selection & allocation.

↑ Top contributors to performance:  Materials led gains, followed by consumer staples. Results were bolstered by favorable selection in metals, mining, & construction materials, alongside gains in staples retailing & household products. The United States led contributions. Top individual contributors were Astera Labs, Inc. & Robinhood Markets, Inc.

↓ Top detractors from performance: Communication services was the biggest drag on negative selection in entertainment and interactive media, followed by information technology on weak software selection.  Hong Kong detracted the most on negative selection within consumer discretionary, followed by Korea on negative IT selection.   Top individual detractors included Alphabet Inc. & Inspire Medical Systems, Inc.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠
2015	$10,000	$10,000
2016	$9,980	$10,786
2017	$13,564	$13,371
2018	$11,725	$12,113
2019	$15,390	$15,335
2020	$19,596	$17,827
2021	$22,517	$21,132
2022	$15,264	$17,252
2023	$20,189	$21,083
2024	$21,979	$24,770
2025	$27,201	$30,303

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	23.76%	6.78%	10.52%
MSCI All Country World Index℠	22.34%	11.19%	11.72%

AssetsNet	$ 1,105,544,156
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 6,739,890
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,105,544,156 # of Portfolio Holdings74 Portfolio Turnover Rate80% Investment Advisory Fees Paid$6,739,890
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.4%
Singapore	0.8%
Indonesia	1.0%
Switzerland	1.2%
Japan	2.0%
India	2.6%
Germany	3.8%
Italy	4.2%
Brazil	4.4%
United Kingdom	4.6%
China	5.1%
United States	66.9%

Largest Holdings [Text Block]

Top 10 Holdings

Natera, Inc.	3.4%
Tesla, Inc.	3.2%
Alphabet, Inc. - Class A	2.9%
NU Holdings Ltd./Cayman Islands - Class A	2.7%
Enel SpA	2.7%
Cisco Systems, Inc.	2.6%
Barclays PLC	2.5%
Walmart, Inc.	2.5%
Bank of America Corp.	2.4%
First Solar, Inc.	2.4%

Material Fund Change [Text Block]
C000105147
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class ADV
Trading Symbol	IDXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,684	$10,786	$10,265	$10,835
2017	$12,460	$13,371	$10,628	$12,589
2018	$11,638	$12,113	$10,629	$11,835
2019	$14,006	$15,335	$11,556	$14,247
2020	$15,858	$17,827	$12,424	$15,944
2021	$17,728	$21,132	$12,233	$17,954
2022	$14,735	$17,252	$10,641	$15,448
2023	$16,930	$21,083	$11,230	$17,734
2024	$18,602	$24,770	$11,370	$19,489
2025	$21,359	$30,303	$12,200	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.82%	6.14%	7.88%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

AssetsNet	$ 1,020,231,596
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,020,231,596 # of Portfolio Holdings12 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.5%
Equity	61.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.5%
Voya VACS Index Series I Portfolio	17.5%
Voya VACS Index Series EM Portfolio	3.7%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series MC Portfolio	2.9%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Voya Short Duration Bond Fund - Class R6	1.9%

Material Fund Change [Text Block]
C000105149
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class I
Trading Symbol	IDXGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,731	$10,786	$10,265	$10,835
2017	$12,570	$13,371	$10,628	$12,589
2018	$11,803	$12,113	$10,629	$11,835
2019	$14,284	$15,335	$11,556	$14,247
2020	$16,243	$17,827	$12,424	$15,944
2021	$18,258	$21,132	$12,233	$17,954
2022	$15,243	$17,252	$10,641	$15,448
2023	$17,608	$21,083	$11,230	$17,734
2024	$19,450	$24,770	$11,370	$19,489
2025	$22,437	$30,303	$12,200	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.35%	6.67%	8.42%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

AssetsNet	$ 1,020,231,596
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,020,231,596 # of Portfolio Holdings12 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.5%
Equity	61.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.5%
Voya VACS Index Series I Portfolio	17.5%
Voya VACS Index Series EM Portfolio	3.7%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series MC Portfolio	2.9%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Voya Short Duration Bond Fund - Class R6	1.9%

Material Fund Change [Text Block]
C000105146
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class S
Trading Symbol	IDXHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,708	$10,786	$10,265	$10,835
2017	$12,519	$13,371	$10,628	$12,589
2018	$11,717	$12,113	$10,629	$11,835
2019	$14,140	$15,335	$11,556	$14,247
2020	$16,042	$17,827	$12,424	$15,944
2021	$17,995	$21,132	$12,233	$17,954
2022	$14,989	$17,252	$10,641	$15,448
2023	$17,263	$21,083	$11,230	$17,734
2024	$19,018	$24,770	$11,370	$19,489
2025	$21,888	$30,303	$12,200	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	15.09%	6.41%	8.15%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

AssetsNet	$ 1,020,231,596
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,020,231,596 # of Portfolio Holdings12 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.5%
Equity	61.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.5%
Voya VACS Index Series I Portfolio	17.5%
Voya VACS Index Series EM Portfolio	3.7%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series MC Portfolio	2.9%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Voya Short Duration Bond Fund - Class R6	1.9%

Material Fund Change [Text Block]
C000105150
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class S2
Trading Symbol	IDXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,692	$10,786	$10,265	$10,835
2017	$12,476	$13,371	$10,628	$12,589
2018	$11,669	$12,113	$10,629	$11,835
2019	$14,061	$15,335	$11,556	$14,247
2020	$15,925	$17,827	$12,424	$15,944
2021	$17,838	$21,132	$12,233	$17,954
2022	$14,829	$17,252	$10,641	$15,448
2023	$17,058	$21,083	$11,230	$17,734
2024	$18,763	$24,770	$11,370	$19,489
2025	$21,562	$30,303	$12,200	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	14.92%	6.25%	7.99%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

AssetsNet	$ 1,020,231,596
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,020,231,596 # of Portfolio Holdings12 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.5%
Equity	61.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.5%
Voya VACS Index Series I Portfolio	17.5%
Voya VACS Index Series EM Portfolio	3.7%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series MC Portfolio	2.9%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Voya Short Duration Bond Fund - Class R6	1.9%

Material Fund Change [Text Block]
C000154758
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2030 Portfolio
Class Name	Class Z
Trading Symbol	VSZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2030 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,748	$10,786	$10,265	$10,835
2017	$12,613	$13,371	$10,628	$12,589
2018	$11,869	$12,113	$10,629	$11,835
2019	$14,385	$15,335	$11,556	$14,247
2020	$16,407	$17,827	$12,424	$15,944
2021	$18,481	$21,132	$12,233	$17,954
2022	$15,467	$17,252	$10,641	$15,448
2023	$17,868	$21,083	$11,230	$17,734
2024	$19,751	$24,770	$11,370	$19,489
2025	$22,800	$30,303	$12,200	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class Z	15.44%	6.80%	8.59%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

AssetsNet	$ 1,020,231,596
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,020,231,596 # of Portfolio Holdings12 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.5%
Equity	61.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	34.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.5%
Voya VACS Index Series I Portfolio	17.5%
Voya VACS Index Series EM Portfolio	3.7%
Voya U.S. Bond Index Portfolio - Class I	3.5%
Voya VACS Index Series MC Portfolio	2.9%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Voya Short Duration Bond Fund - Class R6	1.9%

Material Fund Change [Text Block]
C000060446
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class ADV
Trading Symbol	ISEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2035 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector and U.S. mid cap equities and underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,763	$10,786	$10,265	$10,885
2017	$12,695	$13,371	$10,628	$12,820
2018	$11,774	$12,113	$10,629	$11,938
2019	$14,354	$15,335	$11,556	$14,586
2020	$16,342	$17,827	$12,424	$16,452
2021	$18,559	$21,132	$12,233	$18,906
2022	$15,193	$17,252	$10,641	$16,072
2023	$17,730	$21,083	$11,230	$18,745
2024	$19,772	$24,770	$11,370	$20,880
2025	$23,052	$30,303	$12,200	$24,387

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	16.59%	7.12%	8.71%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

AssetsNet	$ 1,742,168,266
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,742,168,266 # of Portfolio Holdings10 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	27.8%
Equity	71.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.9%
Voya VACS Index Series I Portfolio	20.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.6%
Voya U.S. Bond Index Portfolio - Class I	5.5%
Voya VACS Index Series EM Portfolio	4.7%
Vanguard Long-Term Treasury ETF	2.8%
Voya VACS Index Series MC Portfolio	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000060443
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class I
Trading Symbol	ISEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2035 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector and U.S. mid cap equities and underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,812	$10,786	$10,265	$10,885
2017	$12,829	$13,371	$10,628	$12,820
2018	$11,949	$12,113	$10,629	$11,938
2019	$14,648	$15,335	$11,556	$14,586
2020	$16,758	$17,827	$12,424	$16,452
2021	$19,133	$21,132	$12,233	$18,906
2022	$15,735	$17,252	$10,641	$16,072
2023	$18,451	$21,083	$11,230	$18,745
2024	$20,686	$24,770	$11,370	$20,880
2025	$24,242	$30,303	$12,200	$24,387

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	17.19%	7.66%	9.26%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

AssetsNet	$ 1,742,168,266
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,742,168,266 # of Portfolio Holdings10 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	27.8%
Equity	71.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.9%
Voya VACS Index Series I Portfolio	20.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.6%
Voya U.S. Bond Index Portfolio - Class I	5.5%
Voya VACS Index Series EM Portfolio	4.7%
Vanguard Long-Term Treasury ETF	2.8%
Voya VACS Index Series MC Portfolio	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000060444
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class S
Trading Symbol	ISESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2035 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector and U.S. mid cap equities and underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,777	$10,786	$10,265	$10,885
2017	$12,758	$13,371	$10,628	$12,820
2018	$11,850	$12,113	$10,629	$11,938
2019	$14,499	$15,335	$11,556	$14,586
2020	$16,547	$17,827	$12,424	$16,452
2021	$18,842	$21,132	$12,233	$18,906
2022	$15,461	$17,252	$10,641	$16,072
2023	$18,077	$21,083	$11,230	$18,745
2024	$20,219	$24,770	$11,370	$20,880
2025	$23,625	$30,303	$12,200	$24,387

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	16.85%	7.38%	8.98%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

AssetsNet	$ 1,742,168,266
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,742,168,266 # of Portfolio Holdings10 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	27.8%
Equity	71.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.9%
Voya VACS Index Series I Portfolio	20.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.6%
Voya U.S. Bond Index Portfolio - Class I	5.5%
Voya VACS Index Series EM Portfolio	4.7%
Vanguard Long-Term Treasury ETF	2.8%
Voya VACS Index Series MC Portfolio	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000078382
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class S2
Trading Symbol	IXISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2035 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector and U.S. mid cap equities and underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,765	$10,786	$10,265	$10,885
2017	$12,717	$13,371	$10,628	$12,820
2018	$11,809	$12,113	$10,629	$11,938
2019	$14,417	$15,335	$11,556	$14,586
2020	$16,426	$17,827	$12,424	$16,452
2021	$18,669	$21,132	$12,233	$18,906
2022	$15,290	$17,252	$10,641	$16,072
2023	$17,862	$21,083	$11,230	$18,745
2024	$19,965	$24,770	$11,370	$20,880
2025	$23,285	$30,303	$12,200	$24,387

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	16.63%	7.23%	8.82%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

AssetsNet	$ 1,742,168,266
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,742,168,266 # of Portfolio Holdings10 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	27.8%
Equity	71.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.9%
Voya VACS Index Series I Portfolio	20.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.6%
Voya U.S. Bond Index Portfolio - Class I	5.5%
Voya VACS Index Series EM Portfolio	4.7%
Vanguard Long-Term Treasury ETF	2.8%
Voya VACS Index Series MC Portfolio	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000154753
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2035 Portfolio
Class Name	Class Z
Trading Symbol	VSZDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2035 Index (before fees and expenses).

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweights to the health care sector and U.S. mid cap equities and underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,821	$10,786	$10,265	$10,885
2017	$12,863	$13,371	$10,628	$12,820
2018	$12,008	$12,113	$10,629	$11,938
2019	$14,756	$15,335	$11,556	$14,586
2020	$16,918	$17,827	$12,424	$16,452
2021	$19,357	$21,132	$12,233	$18,906
2022	$15,946	$17,252	$10,641	$16,072
2023	$18,722	$21,083	$11,230	$18,745
2024	$20,997	$24,770	$11,370	$20,880
2025	$24,604	$30,303	$12,200	$24,387

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class Z	17.18%	7.78%	9.42%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

AssetsNet	$ 1,742,168,266
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,742,168,266 # of Portfolio Holdings10 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Fixed Income	27.8%
Equity	71.9%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	40.9%
Voya VACS Index Series I Portfolio	20.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.6%
Voya U.S. Bond Index Portfolio - Class I	5.5%
Voya VACS Index Series EM Portfolio	4.7%
Vanguard Long-Term Treasury ETF	2.8%
Voya VACS Index Series MC Portfolio	2.8%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000105151
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class ADV
Trading Symbol	IDXKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,767	$10,786	$10,265	$10,923
2017	$12,818	$13,371	$10,628	$12,984
2018	$11,801	$12,113	$10,629	$12,022
2019	$14,537	$15,335	$11,556	$14,832
2020	$16,729	$17,827	$12,424	$16,815
2021	$19,399	$21,132	$12,233	$19,597
2022	$15,814	$17,252	$10,641	$16,548
2023	$18,698	$21,083	$11,230	$19,554
2024	$21,130	$24,770	$11,370	$22,070
2025	$24,988	$30,303	$12,200	$26,086

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	18.26%	8.36%	9.59%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

AssetsNet	$ 1,163,659,555
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,163,659,555 # of Portfolio Holdings10 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.1%
Equity	82.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	45.7%
Voya VACS Index Series I Portfolio	24.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	10.1%
Voya VACS Index Series EM Portfolio	5.8%
Voya VACS Index Series MC Portfolio	3.8%
Vanguard Long-Term Treasury ETF	2.8%
Voya U.S. Bond Index Portfolio - Class I	2.3%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000105153
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class I
Trading Symbol	IDXLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,824	$10,786	$10,265	$10,923
2017	$12,955	$13,371	$10,628	$12,984
2018	$11,979	$12,113	$10,629	$12,022
2019	$14,832	$15,335	$11,556	$14,832
2020	$17,149	$17,827	$12,424	$16,815
2021	$19,994	$21,132	$12,233	$19,597
2022	$16,380	$17,252	$10,641	$16,548
2023	$19,471	$21,083	$11,230	$19,554
2024	$22,110	$24,770	$11,370	$22,070
2025	$26,281	$30,303	$12,200	$26,086

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	18.87%	8.91%	10.15%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

AssetsNet	$ 1,163,659,555
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,163,659,555 # of Portfolio Holdings10 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.1%
Equity	82.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	45.7%
Voya VACS Index Series I Portfolio	24.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	10.1%
Voya VACS Index Series EM Portfolio	5.8%
Voya VACS Index Series MC Portfolio	3.8%
Vanguard Long-Term Treasury ETF	2.8%
Voya U.S. Bond Index Portfolio - Class I	2.3%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000105155
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class S
Trading Symbol	IDXMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,789	$10,786	$10,265	$10,923
2017	$12,880	$13,371	$10,628	$12,984
2018	$11,885	$12,113	$10,629	$12,022
2019	$14,681	$15,335	$11,556	$14,832
2020	$16,933	$17,827	$12,424	$16,815
2021	$19,693	$21,132	$12,233	$19,597
2022	$16,090	$17,252	$10,641	$16,548
2023	$19,077	$21,083	$11,230	$19,554
2024	$21,612	$24,770	$11,370	$22,070
2025	$25,627	$30,303	$12,200	$26,086

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	18.58%	8.64%	9.87%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

AssetsNet	$ 1,163,659,555
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,163,659,555 # of Portfolio Holdings10 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.1%
Equity	82.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	45.7%
Voya VACS Index Series I Portfolio	24.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	10.1%
Voya VACS Index Series EM Portfolio	5.8%
Voya VACS Index Series MC Portfolio	3.8%
Vanguard Long-Term Treasury ETF	2.8%
Voya U.S. Bond Index Portfolio - Class I	2.3%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000105154
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class S2
Trading Symbol	IDXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,782	$10,786	$10,265	$10,923
2017	$12,853	$13,371	$10,628	$12,984
2018	$11,838	$12,113	$10,629	$12,022
2019	$14,604	$15,335	$11,556	$14,832
2020	$16,819	$17,827	$12,424	$16,815
2021	$19,526	$21,132	$12,233	$19,597
2022	$15,928	$17,252	$10,641	$16,548
2023	$18,870	$21,083	$11,230	$19,554
2024	$21,343	$24,770	$11,370	$22,070
2025	$25,263	$30,303	$12,200	$26,086

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	18.37%	8.48%	9.71%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

AssetsNet	$ 1,163,659,555
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,163,659,555 # of Portfolio Holdings10 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.1%
Equity	82.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	45.7%
Voya VACS Index Series I Portfolio	24.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	10.1%
Voya VACS Index Series EM Portfolio	5.8%
Voya VACS Index Series MC Portfolio	3.8%
Vanguard Long-Term Treasury ETF	2.8%
Voya U.S. Bond Index Portfolio - Class I	2.3%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000154759
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2040 Portfolio
Class Name	Class Z
Trading Symbol	VSZEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector & U.S. mid cap equities and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,840	$10,786	$10,265	$10,923
2017	$12,992	$13,371	$10,628	$12,984
2018	$12,041	$12,113	$10,629	$12,022
2019	$14,941	$15,335	$11,556	$14,832
2020	$17,325	$17,827	$12,424	$16,815
2021	$20,246	$21,132	$12,233	$19,597
2022	$16,616	$17,252	$10,641	$16,548
2023	$19,765	$21,083	$11,230	$19,554
2024	$22,470	$24,770	$11,370	$22,070
2025	$26,719	$30,303	$12,200	$26,086

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class Z	18.91%	9.05%	10.33%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

AssetsNet	$ 1,163,659,555
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,163,659,555 # of Portfolio Holdings10 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.1%
Equity	82.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	45.7%
Voya VACS Index Series I Portfolio	24.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	10.1%
Voya VACS Index Series EM Portfolio	5.8%
Voya VACS Index Series MC Portfolio	3.8%
Vanguard Long-Term Treasury ETF	2.8%
Voya U.S. Bond Index Portfolio - Class I	2.3%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000060447
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class ADV
Trading Symbol	ISJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,767	$10,786	$10,265	$10,954
2017	$12,916	$13,371	$10,628	$13,097
2018	$11,792	$12,113	$10,629	$12,083
2019	$14,656	$15,335	$11,556	$14,985
2020	$16,888	$17,827	$12,424	$17,032
2021	$19,800	$21,132	$12,233	$20,015
2022	$16,117	$17,252	$10,641	$16,844
2023	$19,213	$21,083	$11,230	$20,068
2024	$21,936	$24,770	$11,370	$22,792
2025	$26,221	$30,303	$12,200	$27,231

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	19.53%	9.20%	10.12%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

AssetsNet	$ 1,489,680,255
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,489,680,255 # of Portfolio Holdings10 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.3%
Equity	90.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	50.9%
Voya VACS Index Series I Portfolio	25.4%
Voya VACS Index Series EM Portfolio	6.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.8%
Voya VACS Index Series MC Portfolio	4.3%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	1.9%
Xtrackers USD High Yield Corporate Bond ETF	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	0.8%

Material Fund Change [Text Block]
C000060448
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class I
Trading Symbol	ISJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,829	$10,786	$10,265	$10,954
2017	$13,047	$13,371	$10,628	$13,097
2018	$11,982	$12,113	$10,629	$12,083
2019	$14,965	$15,335	$11,556	$14,985
2020	$17,326	$17,827	$12,424	$17,032
2021	$20,419	$21,132	$12,233	$20,015
2022	$16,705	$17,252	$10,641	$16,844
2023	$20,018	$21,083	$11,230	$20,068
2024	$22,976	$24,770	$11,370	$22,792
2025	$27,587	$30,303	$12,200	$27,231

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	20.07%	9.75%	10.68%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

AssetsNet	$ 1,489,680,255
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,489,680,255 # of Portfolio Holdings10 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.3%
Equity	90.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	50.9%
Voya VACS Index Series I Portfolio	25.4%
Voya VACS Index Series EM Portfolio	6.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.8%
Voya VACS Index Series MC Portfolio	4.3%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	1.9%
Xtrackers USD High Yield Corporate Bond ETF	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	0.8%

Material Fund Change [Text Block]
C000060449
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class S
Trading Symbol	ISJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,805	$10,786	$10,265	$10,954
2017	$12,989	$13,371	$10,628	$13,097
2018	$11,893	$12,113	$10,629	$12,083
2019	$14,812	$15,335	$11,556	$14,985
2020	$17,107	$17,827	$12,424	$17,032
2021	$20,110	$21,132	$12,233	$20,015
2022	$16,409	$17,252	$10,641	$16,844
2023	$19,615	$21,083	$11,230	$20,068
2024	$22,450	$24,770	$11,370	$22,792
2025	$26,905	$30,303	$12,200	$27,231

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	19.84%	9.48%	10.40%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

AssetsNet	$ 1,489,680,255
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,489,680,255 # of Portfolio Holdings10 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.3%
Equity	90.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	50.9%
Voya VACS Index Series I Portfolio	25.4%
Voya VACS Index Series EM Portfolio	6.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.8%
Voya VACS Index Series MC Portfolio	4.3%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	1.9%
Xtrackers USD High Yield Corporate Bond ETF	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	0.8%

Material Fund Change [Text Block]
C000078383
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class S2
Trading Symbol	ISVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$51	0.46%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,788	$10,786	$10,265	$10,954
2017	$12,942	$13,371	$10,628	$13,097
2018	$11,840	$12,113	$10,629	$12,083
2019	$14,722	$15,335	$11,556	$14,985
2020	$16,983	$17,827	$12,424	$17,032
2021	$19,918	$21,132	$12,233	$20,015
2022	$16,235	$17,252	$10,641	$16,844
2023	$19,367	$21,083	$11,230	$20,068
2024	$22,147	$24,770	$11,370	$22,792
2025	$26,490	$30,303	$12,200	$27,231

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	19.61%	9.30%	10.23%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

AssetsNet	$ 1,489,680,255
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,489,680,255 # of Portfolio Holdings10 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.3%
Equity	90.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	50.9%
Voya VACS Index Series I Portfolio	25.4%
Voya VACS Index Series EM Portfolio	6.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.8%
Voya VACS Index Series MC Portfolio	4.3%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	1.9%
Xtrackers USD High Yield Corporate Bond ETF	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	0.8%

Material Fund Change [Text Block]
C000154754
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2045 Portfolio
Class Name	Class Z
Trading Symbol	VSZFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,846	$10,786	$10,265	$10,954
2017	$13,103	$13,371	$10,628	$13,097
2018	$12,052	$12,113	$10,629	$12,083
2019	$15,085	$15,335	$11,556	$14,985
2020	$17,513	$17,827	$12,424	$17,032
2021	$20,690	$21,132	$12,233	$20,015
2022	$16,946	$17,252	$10,641	$16,844
2023	$20,323	$21,083	$11,230	$20,068
2024	$23,339	$24,770	$11,370	$22,792
2025	$28,044	$30,303	$12,200	$27,231

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class Z	20.16%	9.87%	10.86%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

AssetsNet	$ 1,489,680,255
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,489,680,255 # of Portfolio Holdings10 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.3%
Equity	90.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	50.9%
Voya VACS Index Series I Portfolio	25.4%
Voya VACS Index Series EM Portfolio	6.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.8%
Voya VACS Index Series MC Portfolio	4.3%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	1.9%
Xtrackers USD High Yield Corporate Bond ETF	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	0.8%

Material Fund Change [Text Block]
C000105156
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class ADV
Trading Symbol	IDXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,794	$10,786	$10,265	$10,974
2017	$12,966	$13,371	$10,628	$13,189
2018	$11,809	$12,113	$10,629	$12,141
2019	$14,714	$15,335	$11,556	$15,098
2020	$16,871	$17,827	$12,424	$17,190
2021	$19,777	$21,132	$12,233	$20,283
2022	$16,078	$17,252	$10,641	$17,044
2023	$19,241	$21,083	$11,230	$20,382
2024	$22,066	$24,770	$11,370	$23,297
2025	$26,472	$30,303	$12,200	$27,854

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	19.97%	9.43%	10.22%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

AssetsNet	$ 1,005,388,421
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,005,388,421 # of Portfolio Holdings9 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.2%
Equity	94.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.3%
Voya VACS Index Series EM Portfolio	6.8%
Voya VACS Index Series MC Portfolio	4.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.4%
Voya VACS Index Series SC Portfolio	3.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Material Fund Change [Text Block]
C000105158
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class I
Trading Symbol	IDXQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,853	$10,786	$10,265	$10,974
2017	$13,104	$13,371	$10,628	$13,189
2018	$11,991	$12,113	$10,629	$12,141
2019	$15,014	$15,335	$11,556	$15,098
2020	$17,304	$17,827	$12,424	$17,190
2021	$20,386	$21,132	$12,233	$20,283
2022	$16,657	$17,252	$10,641	$17,044
2023	$20,026	$21,083	$11,230	$20,382
2024	$23,083	$24,770	$11,370	$23,297
2025	$27,833	$30,303	$12,200	$27,854

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	20.58%	9.97%	10.78%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

AssetsNet	$ 1,005,388,421
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,005,388,421 # of Portfolio Holdings9 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.2%
Equity	94.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.3%
Voya VACS Index Series EM Portfolio	6.8%
Voya VACS Index Series MC Portfolio	4.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.4%
Voya VACS Index Series SC Portfolio	3.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Material Fund Change [Text Block]
C000105160
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class S
Trading Symbol	IDXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,820	$10,786	$10,265	$10,974
2017	$13,034	$13,371	$10,628	$13,189
2018	$11,903	$12,113	$10,629	$12,141
2019	$14,871	$15,335	$11,556	$15,098
2020	$17,093	$17,827	$12,424	$17,190
2021	$20,084	$21,132	$12,233	$20,283
2022	$16,365	$17,252	$10,641	$17,044
2023	$19,629	$21,083	$11,230	$20,382
2024	$22,577	$24,770	$11,370	$23,297
2025	$27,145	$30,303	$12,200	$27,854

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	20.23%	9.69%	10.50%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

AssetsNet	$ 1,005,388,421
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,005,388,421 # of Portfolio Holdings9 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.2%
Equity	94.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.3%
Voya VACS Index Series EM Portfolio	6.8%
Voya VACS Index Series MC Portfolio	4.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.4%
Voya VACS Index Series SC Portfolio	3.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Material Fund Change [Text Block]
C000105159
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class S2
Trading Symbol	IDXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,804	$10,786	$10,265	$10,974
2017	$12,988	$13,371	$10,628	$13,189
2018	$11,845	$12,113	$10,629	$12,141
2019	$14,770	$15,335	$11,556	$15,098
2020	$16,952	$17,827	$12,424	$17,190
2021	$19,889	$21,132	$12,233	$20,283
2022	$16,186	$17,252	$10,641	$17,044
2023	$19,388	$21,083	$11,230	$20,382
2024	$22,263	$24,770	$11,370	$23,297
2025	$26,734	$30,303	$12,200	$27,854

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	20.09%	9.54%	10.33%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

AssetsNet	$ 1,005,388,421
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,005,388,421 # of Portfolio Holdings9 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.2%
Equity	94.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.3%
Voya VACS Index Series EM Portfolio	6.8%
Voya VACS Index Series MC Portfolio	4.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.4%
Voya VACS Index Series SC Portfolio	3.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Material Fund Change [Text Block]
C000154760
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2050 Portfolio
Class Name	Class Z
Trading Symbol	VSZGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,862	$10,786	$10,265	$10,974
2017	$13,146	$13,371	$10,628	$13,189
2018	$12,057	$12,113	$10,629	$12,141
2019	$15,139	$15,335	$11,556	$15,098
2020	$17,480	$17,827	$12,424	$17,190
2021	$20,647	$21,132	$12,233	$20,283
2022	$16,902	$17,252	$10,641	$17,044
2023	$20,347	$21,083	$11,230	$20,382
2024	$23,471	$24,770	$11,370	$23,297
2025	$28,329	$30,303	$12,200	$27,854

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class Z	20.70%	10.14%	10.97%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

AssetsNet	$ 1,005,388,421
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,005,388,421 # of Portfolio Holdings9 Portfolio Turnover Rate26% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.2%
Equity	94.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.3%
Voya VACS Index Series EM Portfolio	6.8%
Voya VACS Index Series MC Portfolio	4.2%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.4%
Voya VACS Index Series SC Portfolio	3.1%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.9%

Material Fund Change [Text Block]
C000079256
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class ADV
Trading Symbol	IISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investments and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector and U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,761	$10,786	$10,265	$10,994
2017	$12,953	$13,371	$10,628	$13,246
2018	$11,804	$12,113	$10,629	$12,190
2019	$14,697	$15,335	$11,556	$15,174
2020	$16,887	$17,827	$12,424	$17,277
2021	$19,812	$21,132	$12,233	$20,420
2022	$16,096	$17,252	$10,641	$17,159
2023	$19,260	$21,083	$11,230	$20,525
2024	$22,111	$24,770	$11,370	$23,464
2025	$26,565	$30,303	$12,200	$28,172

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	20.14%	9.48%	10.26%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

AssetsNet	$ 1,016,990,285
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,016,990,285 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Material Fund Change [Text Block]
C000079257
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class I
Trading Symbol	IISNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investments and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector and U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,810	$10,786	$10,265	$10,994
2017	$13,083	$13,371	$10,628	$13,246
2018	$11,973	$12,113	$10,629	$12,190
2019	$14,994	$15,335	$11,556	$15,174
2020	$17,307	$17,827	$12,424	$17,277
2021	$20,413	$21,132	$12,233	$20,420
2022	$16,661	$17,252	$10,641	$17,159
2023	$20,049	$21,083	$11,230	$20,525
2024	$23,133	$24,770	$11,370	$23,464
2025	$27,919	$30,303	$12,200	$28,172

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	20.69%	10.04%	10.81%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

AssetsNet	$ 1,016,990,285
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,016,990,285 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Material Fund Change [Text Block]
C000081026
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class S
Trading Symbol	IISSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investments and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector and U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,789	$10,786	$10,265	$10,994
2017	$13,015	$13,371	$10,628	$13,246
2018	$11,887	$12,113	$10,629	$12,190
2019	$14,852	$15,335	$11,556	$15,174
2020	$17,097	$17,827	$12,424	$17,277
2021	$20,114	$21,132	$12,233	$20,420
2022	$16,380	$17,252	$10,641	$17,159
2023	$19,657	$21,083	$11,230	$20,525
2024	$22,625	$24,770	$11,370	$23,464
2025	$27,236	$30,303	$12,200	$28,172

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	20.38%	9.76%	10.54%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

AssetsNet	$ 1,016,990,285
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,016,990,285 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Material Fund Change [Text Block]
C000079258
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class S2
Trading Symbol	IISTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investments and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector and U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,771	$10,786	$10,265	$10,994
2017	$12,979	$13,371	$10,628	$13,246
2018	$11,840	$12,113	$10,629	$12,190
2019	$14,763	$15,335	$11,556	$15,174
2020	$16,974	$17,827	$12,424	$17,277
2021	$19,933	$21,132	$12,233	$20,420
2022	$16,208	$17,252	$10,641	$17,159
2023	$19,423	$21,083	$11,230	$20,525
2024	$22,317	$24,770	$11,370	$23,464
2025	$26,825	$30,303	$12,200	$28,172

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	20.20%	9.59%	10.37%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

AssetsNet	$ 1,016,990,285
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,016,990,285 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Material Fund Change [Text Block]
C000154756
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2055 Portfolio
Class Name	Class Z
Trading Symbol	VSZHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investments and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the health care sector and U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,824	$10,786	$10,265	$10,994
2017	$13,126	$13,371	$10,628	$13,246
2018	$12,045	$12,113	$10,629	$12,190
2019	$15,121	$15,335	$11,556	$15,174
2020	$17,493	$17,827	$12,424	$17,277
2021	$20,675	$21,132	$12,233	$20,420
2022	$16,912	$17,252	$10,641	$17,159
2023	$20,369	$21,083	$11,230	$20,525
2024	$23,523	$24,770	$11,370	$23,464
2025	$28,419	$30,303	$12,200	$28,172

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class Z	20.82%	10.19%	11.01%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

AssetsNet	$ 1,016,990,285
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,016,990,285 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Material Fund Change [Text Block]
C000152048
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class ADV
Trading Symbol	VPSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,787	$10,786	$10,265	$11,008
2017	$12,993	$13,371	$10,628	$13,291
2018	$11,839	$12,113	$10,629	$12,235
2019	$14,753	$15,335	$11,556	$15,260
2020	$16,982	$17,827	$12,424	$17,395
2021	$19,979	$21,132	$12,233	$20,535
2022	$16,216	$17,252	$10,641	$17,248
2023	$19,405	$21,083	$11,230	$20,652
2024	$22,284	$24,770	$11,370	$23,633
2025	$26,763	$30,303	$12,200	$28,346

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	20.10%	9.52%	10.35%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

AssetsNet	$ 674,512,029
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$674,512,029 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Material Fund Change [Text Block]
C000152047
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class I
Trading Symbol	VISPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,824	$10,786	$10,265	$11,008
2017	$13,108	$13,371	$10,628	$13,291
2018	$11,999	$12,113	$10,629	$12,235
2019	$15,037	$15,335	$11,556	$15,260
2020	$17,396	$17,827	$12,424	$17,395
2021	$20,560	$21,132	$12,233	$20,535
2022	$16,768	$17,252	$10,641	$17,248
2023	$20,183	$21,083	$11,230	$20,652
2024	$23,294	$24,770	$11,370	$23,633
2025	$28,109	$30,303	$12,200	$28,346

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	20.67%	10.07%	10.89%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

AssetsNet	$ 674,512,029
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$674,512,029 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Material Fund Change [Text Block]
C000152049
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class S
Trading Symbol	VPISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,806	$10,786	$10,265	$11,008
2017	$13,050	$13,371	$10,628	$13,291
2018	$11,920	$12,113	$10,629	$12,235
2019	$14,884	$15,335	$11,556	$15,260
2020	$17,172	$17,827	$12,424	$17,395
2021	$20,257	$21,132	$12,233	$20,535
2022	$16,479	$17,252	$10,641	$17,248
2023	$19,787	$21,083	$11,230	$20,652
2024	$22,781	$24,770	$11,370	$23,633
2025	$27,422	$30,303	$12,200	$28,346

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	20.37%	9.81%	10.61%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

AssetsNet	$ 674,512,029
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$674,512,029 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Material Fund Change [Text Block]
C000152050
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class S2
Trading Symbol	VPSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,792	$10,786	$10,265	$11,008
2017	$13,008	$13,371	$10,628	$13,291
2018	$11,870	$12,113	$10,629	$12,235
2019	$14,809	$15,335	$11,556	$15,260
2020	$17,056	$17,827	$12,424	$17,395
2021	$20,088	$21,132	$12,233	$20,535
2022	$16,317	$17,252	$10,641	$17,248
2023	$19,557	$21,083	$11,230	$20,652
2024	$22,483	$24,770	$11,370	$23,633
2025	$27,021	$30,303	$12,200	$28,346

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	20.19%	9.64%	10.45%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

AssetsNet	$ 674,512,029
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$674,512,029 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Material Fund Change [Text Block]
C000154761
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2060 Portfolio
Class Name	Class Z
Trading Symbol	VSZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as and underweight in international equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,858	$10,786	$10,265	$11,008
2017	$13,164	$13,371	$10,628	$13,291
2018	$12,076	$12,113	$10,629	$12,235
2019	$15,169	$15,335	$11,556	$15,260
2020	$17,584	$17,827	$12,424	$17,395
2021	$20,837	$21,132	$12,233	$20,535
2022	$17,034	$17,252	$10,641	$17,248
2023	$20,520	$21,083	$11,230	$20,652
2024	$23,696	$24,770	$11,370	$23,633
2025	$28,635	$30,303	$12,200	$28,346

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class Z	20.84%	10.24%	11.09%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

AssetsNet	$ 674,512,029
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$674,512,029 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.7%
Equity	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	26.8%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.4%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.4%

Material Fund Change [Text Block]
C000219031
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class ADV
Trading Symbol	VIQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,662	$11,704	$10,004	$11,610
2021	$13,732	$13,874	$9,850	$13,720
2022	$11,142	$11,327	$8,568	$11,531
2023	$13,356	$13,841	$9,042	$13,820
2024	$15,354	$16,262	$9,155	$15,869
2025	$18,456	$19,895	$9,824	$19,070

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class ADV	20.20%	9.61%	11.96%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

AssetsNet	$ 219,953,427
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$219,953,427 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.3%
Equity	96.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	27.3%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Material Fund Change [Text Block]
C000219027
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class I
Trading Symbol	VIQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,679	$11,704	$10,004	$11,610
2021	$13,833	$13,874	$9,850	$13,720
2022	$11,281	$11,327	$8,568	$11,531
2023	$13,584	$13,841	$9,042	$13,820
2024	$15,690	$16,262	$9,155	$15,869
2025	$18,957	$19,895	$9,824	$19,070

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class I	20.82%	10.17%	12.51%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

AssetsNet	$ 219,953,427
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$219,953,427 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.3%
Equity	96.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	27.3%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Material Fund Change [Text Block]
C000219028
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class S
Trading Symbol	VIQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,672	$11,704	$10,004	$11,610
2021	$13,782	$13,874	$9,850	$13,720
2022	$11,203	$11,327	$8,568	$11,531
2023	$13,473	$13,841	$9,042	$13,820
2024	$15,515	$16,262	$9,155	$15,869
2025	$18,706	$19,895	$9,824	$19,070

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class S	20.57%	9.89%	12.24%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

AssetsNet	$ 219,953,427
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$219,953,427 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.3%
Equity	96.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	27.3%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Material Fund Change [Text Block]
C000219029
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class S2
Trading Symbol	VIQUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,659	$11,704	$10,004	$11,610
2021	$13,743	$13,874	$9,850	$13,720
2022	$11,167	$11,327	$8,568	$11,531
2023	$13,398	$13,841	$9,042	$13,820
2024	$15,412	$16,262	$9,155	$15,869
2025	$18,545	$19,895	$9,824	$19,070

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class S2	20.33%	9.73%	12.06%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

AssetsNet	$ 219,953,427
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$219,953,427 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.3%
Equity	96.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	27.3%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Material Fund Change [Text Block]
C000219030
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2065 Portfolio
Class Name	Class Z
Trading Symbol	VIQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities and underweights in U.S. real estate investment trusts and U.S. small cap equities were the main contributors.

↓ Top detractors from performance: Overweights to the U.S. mid cap equities and health care sector, as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,689	$11,704	$10,004	$11,610
2021	$13,873	$13,874	$9,850	$13,720
2022	$11,338	$11,327	$8,568	$11,531
2023	$13,680	$13,841	$9,042	$13,820
2024	$15,814	$16,262	$9,155	$15,869
2025	$19,134	$19,895	$9,824	$19,070

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class Z	21.00%	10.36%	12.71%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

AssetsNet	$ 219,953,427
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$219,953,427 # of Portfolio Holdings9 Portfolio Turnover Rate25% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	3.3%
Equity	96.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.2%
Voya VACS Index Series I Portfolio	27.3%
Voya VACS Index Series EM Portfolio	7.3%
Voya VACS Index Series MC Portfolio	4.7%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.8%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Material Fund Change [Text Block]
C000259633
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2070 Portfolio
Class Name	Class ADV
Trading Symbol	VSIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADVFootnote Reference*	$21	0.52%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to U.S. mid cap equities and underweight in emerging market equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the period, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,751	$10,838	$10,278	$10,786

Average Annual Return [Table Text Block]
Fund	Since Inception (8/8/2025)
Class ADV	7.51%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

AssetsNet	$ 5,365,165
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,365,165 # of Portfolio Holdings10 Portfolio Turnover Rate12% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.3%
Equity	96.8%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	7.2%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Material Fund Change [Text Block]
C000259629
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2070 Portfolio
Class Name	Class I
Trading Symbol	VSICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class IFootnote Reference*	$1	0.02%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to U.S. mid cap equities and underweight in emerging market equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the period, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,773	$10,838	$10,278	$10,786

Average Annual Return [Table Text Block]
Fund	Since Inception (8/8/2025)
Class I	7.73%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

AssetsNet	$ 5,365,165
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,365,165 # of Portfolio Holdings10 Portfolio Turnover Rate12% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.3%
Equity	96.8%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	7.2%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Material Fund Change [Text Block]
C000259630
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2070 Portfolio
Class Name	Class S
Trading Symbol	VSISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class SFootnote Reference*	$11	0.27%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to U.S. mid cap equities and underweight in emerging market equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the period, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,772	$10,838	$10,278	$10,786

Average Annual Return [Table Text Block]
Fund	Since Inception (8/8/2025)
Class S	7.72%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

AssetsNet	$ 5,365,165
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,365,165 # of Portfolio Holdings10 Portfolio Turnover Rate12% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.3%
Equity	96.8%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	7.2%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Material Fund Change [Text Block]
C000259631
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2070 Portfolio
Class Name	Class S2
Trading Symbol	VSITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2Footnote Reference*	$17	0.42%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to U.S. mid cap equities and underweight in emerging market equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the period, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,761	$10,838	$10,278	$10,786

Average Annual Return [Table Text Block]
Fund	Since Inception (8/8/2025)
Class S2	7.61%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

AssetsNet	$ 5,365,165
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,365,165 # of Portfolio Holdings10 Portfolio Turnover Rate12% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.3%
Equity	96.8%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	7.2%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Material Fund Change [Text Block]
C000259632
Shareholder Report [Line Items]
Fund Name	Voya Index Solution 2070 Portfolio
Class Name	Class Z
Trading Symbol	VSIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ZFootnote Reference*	$0	0.01%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. The Fund’s overweight to equities and underweight in U.S. real estate investment trusts were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to U.S. mid cap equities and underweight in emerging market equities were the main asset allocation detractors.  The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the period, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,773	$10,838	$10,278	$10,786

Average Annual Return [Table Text Block]
Fund	Since Inception (8/8/2025)
Class Z	7.73%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

AssetsNet	$ 5,365,165
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,365,165 # of Portfolio Holdings10 Portfolio Turnover Rate12% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	3.3%
Equity	96.8%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	7.2%
Voya VACS Index Series MC Portfolio	4.8%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.7%
Invesco S&P 500 Equal Weight ETF	1.0%
Vanguard Long-Term Treasury ETF	0.9%
Voya U.S. Bond Index Portfolio - Class I	0.6%

Material Fund Change [Text Block]
C000060451
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class ADV
Trading Symbol	ISKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities as well as underweights in U.S. real estate investment trusts, U.S. small cap equities & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to the health care sector & U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,471	$10,786	$10,265	$10,501
2017	$11,381	$13,371	$10,628	$11,398
2018	$10,983	$12,113	$10,629	$11,108
2019	$12,368	$15,335	$11,556	$12,589
2020	$13,696	$17,827	$12,424	$13,698
2021	$14,466	$21,132	$12,233	$14,398
2022	$12,359	$17,252	$10,641	$12,790
2023	$13,652	$21,083	$11,230	$14,113
2024	$14,517	$24,770	$11,370	$15,036
2025	$16,158	$30,303	$12,200	$16,789

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	11.30%	3.36%	4.92%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

AssetsNet	$ 1,453,008,842
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,453,008,842 # of Portfolio Holdings11 Portfolio Turnover Rate40% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.6%
Fixed Income	64.4%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	36.6%
Voya VACS Index Series S Portfolio	20.0%
Voya VACS Index Series I Portfolio	11.9%
Schwab U.S. TIPS ETF	9.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.4%
Vanguard Long-Term Treasury ETF	2.9%
Voya VACS Index Series EM Portfolio	2.7%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000060452
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class I
Trading Symbol	ISKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities as well as underweights in U.S. real estate investment trusts, U.S. small cap equities & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to the health care sector & U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,523	$10,786	$10,265	$10,501
2017	$11,508	$13,371	$10,628	$11,398
2018	$11,158	$12,113	$10,629	$11,108
2019	$12,627	$15,335	$11,556	$12,589
2020	$14,056	$17,827	$12,424	$13,698
2021	$14,913	$21,132	$12,233	$14,398
2022	$12,805	$17,252	$10,641	$12,790
2023	$14,219	$21,083	$11,230	$14,113
2024	$15,202	$24,770	$11,370	$15,036
2025	$17,000	$30,303	$12,200	$16,789

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.83%	3.88%	5.45%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

AssetsNet	$ 1,453,008,842
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,453,008,842 # of Portfolio Holdings11 Portfolio Turnover Rate40% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.6%
Fixed Income	64.4%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	36.6%
Voya VACS Index Series S Portfolio	20.0%
Voya VACS Index Series I Portfolio	11.9%
Schwab U.S. TIPS ETF	9.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.4%
Vanguard Long-Term Treasury ETF	2.9%
Voya VACS Index Series EM Portfolio	2.7%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000060453
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class S
Trading Symbol	ISKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities as well as underweights in U.S. real estate investment trusts, U.S. small cap equities & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to the health care sector & U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,495	$10,786	$10,265	$10,501
2017	$11,445	$13,371	$10,628	$11,398
2018	$11,074	$12,113	$10,629	$11,108
2019	$12,500	$15,335	$11,556	$12,589
2020	$13,881	$17,827	$12,424	$13,698
2021	$14,687	$21,132	$12,233	$14,398
2022	$12,585	$17,252	$10,641	$12,790
2023	$13,934	$21,083	$11,230	$14,113
2024	$14,855	$24,770	$11,370	$15,036
2025	$16,572	$30,303	$12,200	$16,789

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	11.56%	3.61%	5.18%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

AssetsNet	$ 1,453,008,842
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,453,008,842 # of Portfolio Holdings11 Portfolio Turnover Rate40% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.6%
Fixed Income	64.4%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	36.6%
Voya VACS Index Series S Portfolio	20.0%
Voya VACS Index Series I Portfolio	11.9%
Schwab U.S. TIPS ETF	9.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.4%
Vanguard Long-Term Treasury ETF	2.9%
Voya VACS Index Series EM Portfolio	2.7%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000078384
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class S2
Trading Symbol	IIIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities as well as underweights in U.S. real estate investment trusts, U.S. small cap equities & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to the health care sector & U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,479	$10,786	$10,265	$10,501
2017	$11,411	$13,371	$10,628	$11,398
2018	$11,024	$12,113	$10,629	$11,108
2019	$12,423	$15,335	$11,556	$12,589
2020	$13,764	$17,827	$12,424	$13,698
2021	$14,548	$21,132	$12,233	$14,398
2022	$12,443	$17,252	$10,641	$12,790
2023	$13,760	$21,083	$11,230	$14,113
2024	$14,653	$24,770	$11,370	$15,036
2025	$16,317	$30,303	$12,200	$16,789

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	11.36%	3.46%	5.02%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

AssetsNet	$ 1,453,008,842
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,453,008,842 # of Portfolio Holdings11 Portfolio Turnover Rate40% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.6%
Fixed Income	64.4%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	36.6%
Voya VACS Index Series S Portfolio	20.0%
Voya VACS Index Series I Portfolio	11.9%
Schwab U.S. TIPS ETF	9.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.4%
Vanguard Long-Term Treasury ETF	2.9%
Voya VACS Index Series EM Portfolio	2.7%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000154755
Shareholder Report [Line Items]
Fund Name	Voya Index Solution Income Portfolio
Class Name	Class Z
Trading Symbol	VSZJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class Z	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date Retirement Income Index (before fees and expenses).

↑ Top contributors to performance:  Asset allocation had a positive impact. The Fund’s overweight to equities as well as underweights in U.S. real estate investment trusts, U.S. small cap equities & global bonds were the main contributors.

↓ Top detractors from performance: The Fund’s overweight to the health care sector & U.S. mid cap equities as well as underweight in international equities were the main asset allocation detractors. The Fund is comprised of passive underlying index funds. The underlying funds may not perfectly track the performance of the underlying asset class benchmarks. During the year, underlying index funds’ performance differences detracted.

Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,532	$10,786	$10,265	$10,501
2017	$11,536	$13,371	$10,628	$11,398
2018	$11,209	$12,113	$10,629	$11,108
2019	$12,719	$15,335	$11,556	$12,589
2020	$14,180	$17,827	$12,424	$13,698
2021	$15,090	$21,132	$12,233	$14,398
2022	$12,985	$17,252	$10,641	$12,790
2023	$14,411	$21,083	$11,230	$14,113
2024	$15,415	$24,770	$11,370	$15,036
2025	$17,261	$30,303	$12,200	$16,789

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class Z	11.97%	4.01%	5.61%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

AssetsNet	$ 1,453,008,842
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,453,008,842 # of Portfolio Holdings11 Portfolio Turnover Rate40% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.6%
Fixed Income	64.4%

Largest Holdings [Text Block]

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	36.6%
Voya VACS Index Series S Portfolio	20.0%
Voya VACS Index Series I Portfolio	11.9%
Schwab U.S. TIPS ETF	9.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.8%
Voya U.S. Bond Index Portfolio - Class I	3.4%
Vanguard Long-Term Treasury ETF	2.9%
Voya VACS Index Series EM Portfolio	2.7%
Invesco S&P 500 Equal Weight ETF	1.0%

Material Fund Change [Text Block]
C000027234
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class ADV
Trading Symbol	IFTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$147	1.24%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2025, the Fund underperformed the MSCI EAFE Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within the consumer staples, energy, & financials sectors were contributors. On the regional level, portfolio holdings in Asia Ex-Japan contributed. ·Not owning Toyota Motor Corp., & the underweight positions in Sanofi SA and Nestle S.A. were contributors.

↓ Top detractors from performance: The lower beta positioning was the main detractor.  Stock selection within materials, industrials, and real estate sectors were a headwind.  Holdings in the Japan, Europe (Non-Euro), & United Kingdom regions detracted.  Not owning Banco Santander, S.A.& Banco Bilbao Vizcaya Argentaria, S.A., as well as an overweight position to SIG Group AG were detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2015	$10,000	$10,000	$10,000
2016	$10,133	$10,450	$10,502
2017	$12,328	$13,291	$12,754
2018	$10,439	$11,404	$10,869
2019	$12,122	$13,857	$12,617
2020	$11,981	$15,333	$12,286
2021	$13,359	$16,532	$13,623
2022	$12,110	$13,887	$12,863
2023	$13,835	$16,055	$15,301
2024	$14,778	$16,944	$16,171
2025	$20,226	$22,431	$23,002

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	36.87%	11.04%	7.30%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE Value® Index℠	42.25%	13.36%	8.69%

AssetsNet	$ 346,938,479
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 1,929,433
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$346,938,479 # of Portfolio Holdings182 Portfolio Turnover Rate82% Investment Advisory Fees Paid$1,929,433
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	13.7%
Hong Kong	2.7%
Norway	3.7%
Switzerland	4.6%
Netherlands	6.3%
Italy	6.3%
Germany	6.4%
Australia	6.6%
United States	7.1%
France	8.1%
United Kingdom	12.9%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings

HSBC Holdings PLC	3.2%
Roche Holding AG	2.4%
Allianz SE	2.3%
Shell PLC	2.0%
Intesa Sanpaolo SpA	1.5%
ING Groep NV	1.4%
British American Tobacco PLC	1.4%
Enel SpA	1.4%
ANZ Group Holdings Ltd.	1.3%
Reckitt Benckiser Group PLC	1.1%

Material Fund Change [Text Block]
C000027235
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class I
Trading Symbol	IFTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$88	0.74%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2025, the Fund underperformed the MSCI EAFE Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within the consumer staples, energy, & financials sectors were contributors. On the regional level, portfolio holdings in Asia Ex-Japan contributed. ·Not owning Toyota Motor Corp., & the underweight positions in Sanofi SA and Nestle S.A. were contributors.

↓ Top detractors from performance: The lower beta positioning was the main detractor.  Stock selection within materials, industrials, and real estate sectors were a headwind.  Holdings in the Japan, Europe (Non-Euro), & United Kingdom regions detracted.  Not owning Banco Santander, S.A.& Banco Bilbao Vizcaya Argentaria, S.A., as well as an overweight position to SIG Group AG were detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2015	$10,000	$10,000	$10,000
2016	$10,185	$10,450	$10,502
2017	$12,461	$13,291	$12,754
2018	$10,598	$11,404	$10,869
2019	$12,373	$13,857	$12,617
2020	$12,285	$15,333	$12,286
2021	$13,769	$16,532	$13,623
2022	$12,544	$13,887	$12,863
2023	$14,409	$16,055	$15,301
2024	$15,451	$16,944	$16,171
2025	$21,261	$22,431	$23,002

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	37.60%	11.59%	7.83%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE Value® Index℠	42.25%	13.36%	8.69%

AssetsNet	$ 346,938,479
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 1,929,433
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$346,938,479 # of Portfolio Holdings182 Portfolio Turnover Rate82% Investment Advisory Fees Paid$1,929,433
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	13.7%
Hong Kong	2.7%
Norway	3.7%
Switzerland	4.6%
Netherlands	6.3%
Italy	6.3%
Germany	6.4%
Australia	6.6%
United States	7.1%
France	8.1%
United Kingdom	12.9%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings

HSBC Holdings PLC	3.2%
Roche Holding AG	2.4%
Allianz SE	2.3%
Shell PLC	2.0%
Intesa Sanpaolo SpA	1.5%
ING Groep NV	1.4%
British American Tobacco PLC	1.4%
Enel SpA	1.4%
ANZ Group Holdings Ltd.	1.3%
Reckitt Benckiser Group PLC	1.1%

Material Fund Change [Text Block]
C000027236
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class S
Trading Symbol	IFTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$117	0.99%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2025, the Fund underperformed the MSCI EAFE Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within the consumer staples, energy, & financials sectors were contributors. On the regional level, portfolio holdings in Asia Ex-Japan contributed. ·Not owning Toyota Motor Corp., & the underweight positions in Sanofi SA and Nestle S.A. were contributors.

↓ Top detractors from performance: The lower beta positioning was the main detractor.  Stock selection within materials, industrials, and real estate sectors were a headwind.  Holdings in the Japan, Europe (Non-Euro), & United Kingdom regions detracted.  Not owning Banco Santander, S.A.& Banco Bilbao Vizcaya Argentaria, S.A., as well as an overweight position to SIG Group AG were detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2015	$10,000	$10,000	$10,000
2016	$10,162	$10,450	$10,502
2017	$12,398	$13,291	$12,754
2018	$10,520	$11,404	$10,869
2019	$12,245	$13,857	$12,617
2020	$12,130	$15,333	$12,286
2021	$13,560	$16,532	$13,623
2022	$12,330	$13,887	$12,863
2023	$14,120	$16,055	$15,301
2024	$15,121	$16,944	$16,171
2025	$20,745	$22,431	$23,002

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	37.20%	11.33%	7.57%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE Value® Index℠	42.25%	13.36%	8.69%

AssetsNet	$ 346,938,479
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 1,929,433
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$346,938,479 # of Portfolio Holdings182 Portfolio Turnover Rate82% Investment Advisory Fees Paid$1,929,433
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	13.7%
Hong Kong	2.7%
Norway	3.7%
Switzerland	4.6%
Netherlands	6.3%
Italy	6.3%
Germany	6.4%
Australia	6.6%
United States	7.1%
France	8.1%
United Kingdom	12.9%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings

HSBC Holdings PLC	3.2%
Roche Holding AG	2.4%
Allianz SE	2.3%
Shell PLC	2.0%
Intesa Sanpaolo SpA	1.5%
ING Groep NV	1.4%
British American Tobacco PLC	1.4%
Enel SpA	1.4%
ANZ Group Holdings Ltd.	1.3%
Reckitt Benckiser Group PLC	1.1%

Material Fund Change [Text Block]
C000074834
Shareholder Report [Line Items]
Fund Name	Voya International High Dividend Low Volatility Portfolio
Class Name	Class S2
Trading Symbol	ITFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$135	1.14%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the reporting period ended December 31, 2025, the Fund underperformed the MSCI EAFE Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within the consumer staples, energy, & financials sectors were contributors. On the regional level, portfolio holdings in Asia Ex-Japan contributed. ·Not owning Toyota Motor Corp., & the underweight positions in Sanofi SA and Nestle S.A. were contributors.

↓ Top detractors from performance: The lower beta positioning was the main detractor.  Stock selection within materials, industrials, and real estate sectors were a headwind.  Holdings in the Japan, Europe (Non-Euro), & United Kingdom regions detracted.  Not owning Banco Santander, S.A.& Banco Bilbao Vizcaya Argentaria, S.A., as well as an overweight position to SIG Group AG were detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE Value® Index℠
2015	$10,000	$10,000	$10,000
2016	$10,139	$10,450	$10,502
2017	$12,359	$13,291	$12,754
2018	$10,473	$11,404	$10,869
2019	$12,178	$13,857	$12,617
2020	$12,038	$15,333	$12,286
2021	$13,442	$16,532	$13,623
2022	$12,193	$13,887	$12,863
2023	$13,935	$16,055	$15,301
2024	$14,904	$16,944	$16,171
2025	$20,429	$22,431	$23,002

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	37.07%	11.16%	7.40%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE Value® Index℠	42.25%	13.36%	8.69%

AssetsNet	$ 346,938,479
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 1,929,433
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$346,938,479 # of Portfolio Holdings182 Portfolio Turnover Rate82% Investment Advisory Fees Paid$1,929,433
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.5%
Countries-Other	13.7%
Hong Kong	2.7%
Norway	3.7%
Switzerland	4.6%
Netherlands	6.3%
Italy	6.3%
Germany	6.4%
Australia	6.6%
United States	7.1%
France	8.1%
United Kingdom	12.9%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings

HSBC Holdings PLC	3.2%
Roche Holding AG	2.4%
Allianz SE	2.3%
Shell PLC	2.0%
Intesa Sanpaolo SpA	1.5%
ING Groep NV	1.4%
British American Tobacco PLC	1.4%
Enel SpA	1.4%
ANZ Group Holdings Ltd.	1.3%
Reckitt Benckiser Group PLC	1.1%

Material Fund Change [Text Block]
C000105166
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class ADV
Trading Symbol	ISNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap growth and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF, and Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Underlying fund selection had a negative impact. The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,609	$10,786	$10,265	$10,835
2017	$12,435	$13,371	$10,628	$12,589
2018	$11,506	$12,113	$10,629	$11,835
2019	$13,822	$15,335	$11,556	$14,247
2020	$15,756	$17,827	$12,424	$15,944
2021	$17,687	$21,132	$12,233	$17,954
2022	$14,488	$17,252	$10,641	$15,448
2023	$16,714	$21,083	$11,230	$17,734
2024	$18,373	$24,770	$11,370	$19,489
2025	$20,951	$30,303	$12,200	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.03%	5.87%	7.68%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

AssetsNet	$ 74,359,766
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 110,105
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$74,359,766 # of Portfolio Holdings20 Portfolio Turnover Rate35% Investment Advisory Fees Paid$110,105
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	35.4%
Equity	64.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	19.9%
Voya U.S. Stock Index Portfolio - Class I	17.8%
Voya Multi-Manager International Equity Fund - Class I	10.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	6.4%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%

Material Fund Change [Text Block]
C000105168
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class I
Trading Symbol	ISNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap growth and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF, and Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Underlying fund selection had a negative impact. The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,655	$10,786	$10,265	$10,835
2017	$12,558	$13,371	$10,628	$12,589
2018	$11,682	$12,113	$10,629	$11,835
2019	$14,094	$15,335	$11,556	$14,247
2020	$16,152	$17,827	$12,424	$15,944
2021	$18,219	$21,132	$12,233	$17,954
2022	$14,997	$17,252	$10,641	$15,448
2023	$17,379	$21,083	$11,230	$17,734
2024	$19,217	$24,770	$11,370	$19,489
2025	$22,011	$30,303	$12,200	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.54%	6.39%	8.21%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

AssetsNet	$ 74,359,766
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 110,105
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$74,359,766 # of Portfolio Holdings20 Portfolio Turnover Rate35% Investment Advisory Fees Paid$110,105
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	35.4%
Equity	64.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	19.9%
Voya U.S. Stock Index Portfolio - Class I	17.8%
Voya Multi-Manager International Equity Fund - Class I	10.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	6.4%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%

Material Fund Change [Text Block]
C000105170
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class S
Trading Symbol	ISNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap growth and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF, and Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Underlying fund selection had a negative impact. The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,632	$10,786	$10,265	$10,835
2017	$12,502	$13,371	$10,628	$12,589
2018	$11,599	$12,113	$10,629	$11,835
2019	$13,960	$15,335	$11,556	$14,247
2020	$15,963	$17,827	$12,424	$15,944
2021	$17,957	$21,132	$12,233	$17,954
2022	$14,747	$17,252	$10,641	$15,448
2023	$17,042	$21,083	$11,230	$17,734
2024	$18,787	$24,770	$11,370	$19,489
2025	$21,475	$30,303	$12,200	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.30%	6.11%	7.94%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

AssetsNet	$ 74,359,766
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 110,105
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$74,359,766 # of Portfolio Holdings20 Portfolio Turnover Rate35% Investment Advisory Fees Paid$110,105
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	35.4%
Equity	64.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	19.9%
Voya U.S. Stock Index Portfolio - Class I	17.8%
Voya Multi-Manager International Equity Fund - Class I	10.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	6.4%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%

Material Fund Change [Text Block]
C000105169
Shareholder Report [Line Items]
Fund Name	Voya Solution 2030 Portfolio
Class Name	Class S2
Trading Symbol	ISNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap growth and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF, and Voya Intermediate Bond were key contributors.

↓ Top detractors from performance: Underlying fund selection had a negative impact. The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,617	$10,786	$10,265	$10,835
2017	$12,463	$13,371	$10,628	$12,589
2018	$11,540	$12,113	$10,629	$11,835
2019	$13,875	$15,335	$11,556	$14,247
2020	$15,841	$17,827	$12,424	$15,944
2021	$17,799	$21,132	$12,233	$17,954
2022	$14,593	$17,252	$10,641	$15,448
2023	$16,844	$21,083	$11,230	$17,734
2024	$18,547	$24,770	$11,370	$19,489
2025	$21,167	$30,303	$12,200	$22,437

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	14.13%	5.97%	7.79%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

AssetsNet	$ 74,359,766
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 110,105
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$74,359,766 # of Portfolio Holdings20 Portfolio Turnover Rate35% Investment Advisory Fees Paid$110,105
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	35.4%
Equity	64.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	19.9%
Voya U.S. Stock Index Portfolio - Class I	17.8%
Voya Multi-Manager International Equity Fund - Class I	10.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	6.4%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%
Schwab U.S. TIPS ETF	2.8%

Material Fund Change [Text Block]
C000020730
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class ADV
Trading Symbol	ISQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap and international equities and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF andVY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2035 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,600	$10,786	$10,265	$10,100	$10,885	$11,274
2017	$12,637	$13,371	$10,628	$12,628	$12,820	$13,656
2018	$11,558	$12,113	$10,629	$10,887	$11,938	$12,941
2019	$14,046	$15,335	$11,556	$13,283	$14,586	$16,955
2020	$16,031	$17,827	$12,424	$14,321	$16,452	$20,497
2021	$18,245	$21,132	$12,233	$15,934	$18,906	$25,756
2022	$14,808	$17,252	$10,641	$13,632	$16,072	$20,808
2023	$17,382	$21,083	$11,230	$16,118	$18,745	$26,210
2024	$19,381	$24,770	$11,370	$16,734	$20,880	$32,449
2025	$22,438	$30,303	$12,200	$21,958	$24,387	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	15.77%	6.96%	8.42%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 619,639,530
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 995,354
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$619,639,530 # of Portfolio Holdings18 Portfolio Turnover Rate29% Investment Advisory Fees Paid$995,354
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.5%
Equity	75.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.7%
Voya Intermediate Bond Fund - Class R6	15.8%
Voya Multi-Manager International Equity Fund - Class I	12.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.4%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%

Material Fund Change [Text Block]
C000020731
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class I
Trading Symbol	ISQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap and international equities and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF andVY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2035 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,649	$10,786	$10,265	$10,100	$10,885	$11,274
2017	$12,759	$13,371	$10,628	$12,628	$12,820	$13,656
2018	$11,727	$12,113	$10,629	$10,887	$11,938	$12,941
2019	$14,333	$15,335	$11,556	$13,283	$14,586	$16,955
2020	$16,432	$17,827	$12,424	$14,321	$16,452	$20,497
2021	$18,790	$21,132	$12,233	$15,934	$18,906	$25,756
2022	$15,335	$17,252	$10,641	$13,632	$16,072	$20,808
2023	$18,091	$21,083	$11,230	$16,118	$18,745	$26,210
2024	$20,264	$24,770	$11,370	$16,734	$20,880	$32,449
2025	$23,579	$30,303	$12,200	$21,958	$24,387	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	16.37%	7.49%	8.96%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 619,639,530
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 995,354
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$619,639,530 # of Portfolio Holdings18 Portfolio Turnover Rate29% Investment Advisory Fees Paid$995,354
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.5%
Equity	75.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.7%
Voya Intermediate Bond Fund - Class R6	15.8%
Voya Multi-Manager International Equity Fund - Class I	12.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.4%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%

Material Fund Change [Text Block]
C000020732
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class S
Trading Symbol	ISQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap and international equities and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF andVY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2035 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,623	$10,786	$10,265	$10,100	$10,885	$11,274
2017	$12,689	$13,371	$10,628	$12,628	$12,820	$13,656
2018	$11,630	$12,113	$10,629	$10,887	$11,938	$12,941
2019	$14,181	$15,335	$11,556	$13,283	$14,586	$16,955
2020	$16,231	$17,827	$12,424	$14,321	$16,452	$20,497
2021	$18,516	$21,132	$12,233	$15,934	$18,906	$25,756
2022	$15,068	$17,252	$10,641	$13,632	$16,072	$20,808
2023	$17,726	$21,083	$11,230	$16,118	$18,745	$26,210
2024	$19,815	$24,770	$11,370	$16,734	$20,880	$32,449
2025	$22,996	$30,303	$12,200	$21,958	$24,387	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	16.05%	7.22%	8.68%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 619,639,530
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 995,354
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$619,639,530 # of Portfolio Holdings18 Portfolio Turnover Rate29% Investment Advisory Fees Paid$995,354
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.5%
Equity	75.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.7%
Voya Intermediate Bond Fund - Class R6	15.8%
Voya Multi-Manager International Equity Fund - Class I	12.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.4%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%

Material Fund Change [Text Block]
C000078369
Shareholder Report [Line Items]
Fund Name	Voya Solution 2035 Portfolio
Class Name	Class S2
Trading Symbol	ISPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweights to U.S. large cap and international equities and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF andVY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2035 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,609	$10,786	$10,265	$10,100	$10,885	$11,274
2017	$12,654	$13,371	$10,628	$12,628	$12,820	$13,656
2018	$11,589	$12,113	$10,629	$10,887	$11,938	$12,941
2019	$14,096	$15,335	$11,556	$13,283	$14,586	$16,955
2020	$16,112	$17,827	$12,424	$14,321	$16,452	$20,497
2021	$18,353	$21,132	$12,233	$15,934	$18,906	$25,756
2022	$14,916	$17,252	$10,641	$13,632	$16,072	$20,808
2023	$17,515	$21,083	$11,230	$16,118	$18,745	$26,210
2024	$19,560	$24,770	$11,370	$16,734	$20,880	$32,449
2025	$22,658	$30,303	$12,200	$21,958	$24,387	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	15.84%	7.06%	8.52%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 619,639,530
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 995,354
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$619,639,530 # of Portfolio Holdings18 Portfolio Turnover Rate29% Investment Advisory Fees Paid$995,354
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	24.5%
Equity	75.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	24.7%
Voya Intermediate Bond Fund - Class R6	15.8%
Voya Multi-Manager International Equity Fund - Class I	12.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.4%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	2.9%

Material Fund Change [Text Block]
C000105171
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class ADV
Trading Symbol	ISNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,648	$10,786	$10,265	$10,923
2017	$12,802	$13,371	$10,628	$12,984
2018	$11,598	$12,113	$10,629	$12,022
2019	$14,244	$15,335	$11,556	$14,832
2020	$16,520	$17,827	$12,424	$16,815
2021	$19,126	$21,132	$12,233	$19,597
2022	$15,399	$17,252	$10,641	$16,548
2023	$18,322	$21,083	$11,230	$19,554
2024	$20,693	$24,770	$11,370	$22,070
2025	$24,345	$30,303	$12,200	$26,086

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	17.65%	8.06%	9.30%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

AssetsNet	$ 60,433,856
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 51,488
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$60,433,856 # of Portfolio Holdings18 Portfolio Turnover Rate38% Investment Advisory Fees Paid$51,488
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.1%
Voya Multi-Manager International Equity Fund - Class I	14.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Intermediate Bond Fund - Class R6	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.5%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2.9%

Material Fund Change [Text Block]
C000105173
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class I
Trading Symbol	ISNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,706	$10,786	$10,265	$10,923
2017	$12,938	$13,371	$10,628	$12,984
2018	$11,780	$12,113	$10,629	$12,022
2019	$14,541	$15,335	$11,556	$14,832
2020	$16,947	$17,827	$12,424	$16,815
2021	$19,718	$21,132	$12,233	$19,597
2022	$15,948	$17,252	$10,641	$16,548
2023	$19,071	$21,083	$11,230	$19,554
2024	$21,655	$24,770	$11,370	$22,070
2025	$25,602	$30,303	$12,200	$26,086

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	18.23%	8.60%	9.86%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

AssetsNet	$ 60,433,856
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 51,488
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$60,433,856 # of Portfolio Holdings18 Portfolio Turnover Rate38% Investment Advisory Fees Paid$51,488
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.1%
Voya Multi-Manager International Equity Fund - Class I	14.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Intermediate Bond Fund - Class R6	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.5%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2.9%

Material Fund Change [Text Block]
C000105175
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class S
Trading Symbol	ISNMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,679	$10,786	$10,265	$10,923
2017	$12,871	$13,371	$10,628	$12,984
2018	$11,695	$12,113	$10,629	$12,022
2019	$14,394	$15,335	$11,556	$14,832
2020	$16,729	$17,827	$12,424	$16,815
2021	$19,422	$21,132	$12,233	$19,597
2022	$15,675	$17,252	$10,641	$16,548
2023	$18,695	$21,083	$11,230	$19,554
2024	$21,173	$24,770	$11,370	$22,070
2025	$24,967	$30,303	$12,200	$26,086

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	17.92%	8.34%	9.58%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

AssetsNet	$ 60,433,856
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 51,488
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$60,433,856 # of Portfolio Holdings18 Portfolio Turnover Rate38% Investment Advisory Fees Paid$51,488
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.1%
Voya Multi-Manager International Equity Fund - Class I	14.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Intermediate Bond Fund - Class R6	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.5%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2.9%

Material Fund Change [Text Block]
C000105174
Shareholder Report [Line Items]
Fund Name	Voya Solution 2040 Portfolio
Class Name	Class S2
Trading Symbol	ISNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I outperformed the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,664	$10,786	$10,265	$10,923
2017	$12,830	$13,371	$10,628	$12,984
2018	$11,636	$12,113	$10,629	$12,022
2019	$14,305	$15,335	$11,556	$14,832
2020	$16,603	$17,827	$12,424	$16,815
2021	$19,240	$21,132	$12,233	$19,597
2022	$15,504	$17,252	$10,641	$16,548
2023	$18,466	$21,083	$11,230	$19,554
2024	$20,888	$24,770	$11,370	$22,070
2025	$24,588	$30,303	$12,200	$26,086

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	17.71%	8.17%	9.41%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

AssetsNet	$ 60,433,856
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 51,488
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$60,433,856 # of Portfolio Holdings18 Portfolio Turnover Rate38% Investment Advisory Fees Paid$51,488
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.1%
Voya Multi-Manager International Equity Fund - Class I	14.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Intermediate Bond Fund - Class R6	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.5%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2.9%

Material Fund Change [Text Block]
C000020734
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class ADV
Trading Symbol	ISRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	0.72%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I performed inline with the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2045 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,616	$10,786	$10,265	$10,100	$10,954	$11,274
2017	$12,836	$13,371	$10,628	$12,628	$13,097	$13,656
2018	$11,485	$12,113	$10,629	$10,887	$12,083	$12,941
2019	$14,195	$15,335	$11,556	$13,283	$14,985	$16,955
2020	$16,475	$17,827	$12,424	$14,321	$17,032	$20,497
2021	$19,268	$21,132	$12,233	$15,934	$20,015	$25,756
2022	$15,469	$17,252	$10,641	$13,632	$16,844	$20,808
2023	$18,520	$21,083	$11,230	$16,118	$20,068	$26,210
2024	$21,141	$24,770	$11,370	$16,734	$22,792	$32,449
2025	$25,125	$30,303	$12,200	$21,958	$27,231	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	18.84%	8.81%	9.65%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 502,267,629
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 637,163
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$502,267,629 # of Portfolio Holdings17 Portfolio Turnover Rate31% Investment Advisory Fees Paid$637,163
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.7%
Equity	93.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%

Material Fund Change [Text Block]
C000020735
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class I
Trading Symbol	ISRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I performed inline with the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2045 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,663	$10,786	$10,265	$10,100	$10,954	$11,274
2017	$12,959	$13,371	$10,628	$12,628	$13,097	$13,656
2018	$11,653	$12,113	$10,629	$10,887	$12,083	$12,941
2019	$14,483	$15,335	$11,556	$13,283	$14,985	$16,955
2020	$16,884	$17,827	$12,424	$14,321	$17,032	$20,497
2021	$19,841	$21,132	$12,233	$15,934	$20,015	$25,756
2022	$16,016	$17,252	$10,641	$13,632	$16,844	$20,808
2023	$19,271	$21,083	$11,230	$16,118	$20,068	$26,210
2024	$22,093	$24,770	$11,370	$16,734	$22,792	$32,449
2025	$26,398	$30,303	$12,200	$21,958	$27,231	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	19.48%	9.35%	10.19%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 502,267,629
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 637,163
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$502,267,629 # of Portfolio Holdings17 Portfolio Turnover Rate31% Investment Advisory Fees Paid$637,163
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.7%
Equity	93.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%

Material Fund Change [Text Block]
C000020736
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class S
Trading Symbol	ISRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I performed inline with the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2045 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,640	$10,786	$10,265	$10,100	$10,954	$11,274
2017	$12,900	$13,371	$10,628	$12,628	$13,097	$13,656
2018	$11,581	$12,113	$10,629	$10,887	$12,083	$12,941
2019	$14,349	$15,335	$11,556	$13,283	$14,985	$16,955
2020	$16,686	$17,827	$12,424	$14,321	$17,032	$20,497
2021	$19,565	$21,132	$12,233	$15,934	$20,015	$25,756
2022	$15,749	$17,252	$10,641	$13,632	$16,844	$20,808
2023	$18,913	$21,083	$11,230	$16,118	$20,068	$26,210
2024	$21,613	$24,770	$11,370	$16,734	$22,792	$32,449
2025	$25,751	$30,303	$12,200	$21,958	$27,231	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	19.15%	9.07%	9.92%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 502,267,629
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 637,163
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$502,267,629 # of Portfolio Holdings17 Portfolio Turnover Rate31% Investment Advisory Fees Paid$637,163
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.7%
Equity	93.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%

Material Fund Change [Text Block]
C000078370
Shareholder Report [Line Items]
Fund Name	Voya Solution 2045 Portfolio
Class Name	Class S2
Trading Symbol	ISPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2040 Index. Class I performed inline with the S&P Target Date 2040 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to duration and S&P 500 health care were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date 2045 Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,628	$10,786	$10,265	$10,100	$10,954	$11,274
2017	$12,862	$13,371	$10,628	$12,628	$13,097	$13,656
2018	$11,532	$12,113	$10,629	$10,887	$12,083	$12,941
2019	$14,263	$15,335	$11,556	$13,283	$14,985	$16,955
2020	$16,564	$17,827	$12,424	$14,321	$17,032	$20,497
2021	$19,397	$21,132	$12,233	$15,934	$20,015	$25,756
2022	$15,576	$17,252	$10,641	$13,632	$16,844	$20,808
2023	$18,685	$21,083	$11,230	$16,118	$20,068	$26,210
2024	$21,326	$24,770	$11,370	$16,734	$22,792	$32,449
2025	$25,389	$30,303	$12,200	$21,958	$27,231	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	19.06%	8.92%	9.77%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 502,267,629
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 637,163
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$502,267,629 # of Portfolio Holdings17 Portfolio Turnover Rate31% Investment Advisory Fees Paid$637,163
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.7%
Equity	93.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	32.5%
Voya Multi-Manager International Equity Fund - Class I	15.9%
Vanguard FTSE Developed Markets ETF	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Intermediate Bond Fund - Class R6	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%

Material Fund Change [Text Block]
C000105176
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class ADV
Trading Symbol	ISNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,627	$10,786	$10,265	$10,974
2017	$12,891	$13,371	$10,628	$13,189
2018	$11,496	$12,113	$10,629	$12,141
2019	$14,270	$15,335	$11,556	$15,098
2020	$16,523	$17,827	$12,424	$17,190
2021	$19,302	$21,132	$12,233	$20,283
2022	$15,478	$17,252	$10,641	$17,044
2023	$18,608	$21,083	$11,230	$20,382
2024	$21,333	$24,770	$11,370	$23,297
2025	$25,438	$30,303	$12,200	$27,854

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	19.25%	9.01%	9.79%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

AssetsNet	$ 53,282,189
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 33,615
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$53,282,189 # of Portfolio Holdings16 Portfolio Turnover Rate36% Investment Advisory Fees Paid$33,615
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.3%
Equity	97.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%

Material Fund Change [Text Block]
C000105178
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class I
Trading Symbol	ISNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,675	$10,786	$10,265	$10,974
2017	$13,023	$13,371	$10,628	$13,189
2018	$11,672	$12,113	$10,629	$12,141
2019	$14,560	$15,335	$11,556	$15,098
2020	$16,941	$17,827	$12,424	$17,190
2021	$19,892	$21,132	$12,233	$20,283
2022	$16,021	$17,252	$10,641	$17,044
2023	$19,367	$21,083	$11,230	$20,382
2024	$22,307	$24,770	$11,370	$23,297
2025	$26,746	$30,303	$12,200	$27,854

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	19.90%	9.56%	10.34%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

AssetsNet	$ 53,282,189
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 33,615
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$53,282,189 # of Portfolio Holdings16 Portfolio Turnover Rate36% Investment Advisory Fees Paid$33,615
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.3%
Equity	97.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%

Material Fund Change [Text Block]
C000105180
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class S
Trading Symbol	ISNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,656	$10,786	$10,265	$10,974
2017	$12,961	$13,371	$10,628	$13,189
2018	$11,586	$12,113	$10,629	$12,141
2019	$14,414	$15,335	$11,556	$15,098
2020	$16,736	$17,827	$12,424	$17,190
2021	$19,599	$21,132	$12,233	$20,283
2022	$15,750	$17,252	$10,641	$17,044
2023	$18,979	$21,083	$11,230	$20,382
2024	$21,821	$24,770	$11,370	$23,297
2025	$26,084	$30,303	$12,200	$27,854

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	19.54%	9.28%	10.06%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

AssetsNet	$ 53,282,189
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 33,615
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$53,282,189 # of Portfolio Holdings16 Portfolio Turnover Rate36% Investment Advisory Fees Paid$33,615
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.3%
Equity	97.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%

Material Fund Change [Text Block]
C000105179
Shareholder Report [Line Items]
Fund Name	Voya Solution 2050 Portfolio
Class Name	Class S2
Trading Symbol	ISNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P Target Date 2050 Index (before fees and expenses).

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,632	$10,786	$10,265	$10,974
2017	$12,915	$13,371	$10,628	$13,189
2018	$11,527	$12,113	$10,629	$12,141
2019	$14,322	$15,335	$11,556	$15,098
2020	$16,602	$17,827	$12,424	$17,190
2021	$19,409	$21,132	$12,233	$20,283
2022	$15,574	$17,252	$10,641	$17,044
2023	$18,744	$21,083	$11,230	$20,382
2024	$21,509	$24,770	$11,370	$23,297
2025	$25,691	$30,303	$12,200	$27,854

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	19.44%	9.13%	9.89%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

AssetsNet	$ 53,282,189
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 33,615
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$53,282,189 # of Portfolio Holdings16 Portfolio Turnover Rate36% Investment Advisory Fees Paid$33,615
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.3%
Equity	97.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.0%

Material Fund Change [Text Block]
C000079260
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class ADV
Trading Symbol	IASPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,613	$10,786	$10,265	$10,994
2017	$12,885	$13,371	$10,628	$13,246
2018	$11,503	$12,113	$10,629	$12,190
2019	$14,279	$15,335	$11,556	$15,174
2020	$16,528	$17,827	$12,424	$17,277
2021	$19,343	$21,132	$12,233	$20,420
2022	$15,487	$17,252	$10,641	$17,159
2023	$18,617	$21,083	$11,230	$20,525
2024	$21,366	$24,770	$11,370	$23,464
2025	$25,504	$30,303	$12,200	$28,172

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	19.37%	9.06%	9.81%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

AssetsNet	$ 192,859,259
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 213,213
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$192,859,259 # of Portfolio Holdings15 Portfolio Turnover Rate31% Investment Advisory Fees Paid$213,213
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.9%
Equity	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	16.9%
Vanguard FTSE Developed Markets ETF	9.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Material Fund Change [Text Block]
C000079261
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class I
Trading Symbol	IISPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,672	$10,786	$10,265	$10,994
2017	$13,013	$13,371	$10,628	$13,246
2018	$11,674	$12,113	$10,629	$12,190
2019	$14,565	$15,335	$11,556	$15,174
2020	$16,951	$17,827	$12,424	$17,277
2021	$19,922	$21,132	$12,233	$20,420
2022	$16,032	$17,252	$10,641	$17,159
2023	$19,382	$21,083	$11,230	$20,525
2024	$22,355	$24,770	$11,370	$23,464
2025	$26,808	$30,303	$12,200	$28,172

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	19.92%	9.60%	10.36%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

AssetsNet	$ 192,859,259
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 213,213
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$192,859,259 # of Portfolio Holdings15 Portfolio Turnover Rate31% Investment Advisory Fees Paid$213,213
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.9%
Equity	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	16.9%
Vanguard FTSE Developed Markets ETF	9.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Material Fund Change [Text Block]
C000081027
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class S
Trading Symbol	ISSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,644	$10,786	$10,265	$10,994
2017	$12,949	$13,371	$10,628	$13,246
2018	$11,582	$12,113	$10,629	$12,190
2019	$14,420	$15,335	$11,556	$15,174
2020	$16,732	$17,827	$12,424	$17,277
2021	$19,631	$21,132	$12,233	$20,420
2022	$15,744	$17,252	$10,641	$17,159
2023	$18,996	$21,083	$11,230	$20,525
2024	$21,858	$24,770	$11,370	$23,464
2025	$26,151	$30,303	$12,200	$28,172

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	19.64%	9.34%	10.09%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

AssetsNet	$ 192,859,259
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 213,213
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$192,859,259 # of Portfolio Holdings15 Portfolio Turnover Rate31% Investment Advisory Fees Paid$213,213
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.9%
Equity	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	16.9%
Vanguard FTSE Developed Markets ETF	9.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Material Fund Change [Text Block]
C000079262
Shareholder Report [Line Items]
Fund Name	Voya Solution 2055 Portfolio
Class Name	Class S2
Trading Symbol	ITSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,624	$10,786	$10,265	$10,994
2017	$12,911	$13,371	$10,628	$13,246
2018	$11,532	$12,113	$10,629	$12,190
2019	$14,332	$15,335	$11,556	$15,174
2020	$16,605	$17,827	$12,424	$17,277
2021	$19,442	$21,132	$12,233	$20,420
2022	$15,584	$17,252	$10,641	$17,159
2023	$18,765	$21,083	$11,230	$20,525
2024	$21,560	$24,770	$11,370	$23,464
2025	$25,765	$30,303	$12,200	$28,172

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	19.51%	9.18%	9.93%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

AssetsNet	$ 192,859,259
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 213,213
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$192,859,259 # of Portfolio Holdings15 Portfolio Turnover Rate31% Investment Advisory Fees Paid$213,213
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.9%
Equity	99.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	16.9%
Vanguard FTSE Developed Markets ETF	9.8%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	7.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Material Fund Change [Text Block]
C000152042
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class ADV
Trading Symbol	VSPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2060 Index. Class I performed inline with the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,634	$10,786	$10,265	$11,008
2017	$12,912	$13,371	$10,628	$13,291
2018	$11,523	$12,113	$10,629	$12,235
2019	$14,302	$15,335	$11,556	$15,260
2020	$16,536	$17,827	$12,424	$17,395
2021	$19,319	$21,132	$12,233	$20,535
2022	$15,457	$17,252	$10,641	$17,248
2023	$18,593	$21,083	$11,230	$20,652
2024	$21,345	$24,770	$11,370	$23,633
2025	$25,466	$30,303	$12,200	$28,346

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	19.30%	9.02%	9.80%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

AssetsNet	$ 40,917,802
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 8,652
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$40,917,802 # of Portfolio Holdings15 Portfolio Turnover Rate38% Investment Advisory Fees Paid$8,652
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Material Fund Change [Text Block]
C000152046
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class I
Trading Symbol	VSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2060 Index. Class I performed inline with the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,673	$10,786	$10,265	$11,008
2017	$13,037	$13,371	$10,628	$13,291
2018	$11,687	$12,113	$10,629	$12,235
2019	$14,584	$15,335	$11,556	$15,260
2020	$16,938	$17,827	$12,424	$17,395
2021	$19,896	$21,132	$12,233	$20,535
2022	$15,986	$17,252	$10,641	$17,248
2023	$19,340	$21,083	$11,230	$20,652
2024	$22,306	$24,770	$11,370	$23,633
2025	$26,757	$30,303	$12,200	$28,346

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	19.95%	9.57%	10.34%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

AssetsNet	$ 40,917,802
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 8,652
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$40,917,802 # of Portfolio Holdings15 Portfolio Turnover Rate38% Investment Advisory Fees Paid$8,652
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Material Fund Change [Text Block]
C000152043
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class S
Trading Symbol	VSPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2060 Index. Class I performed inline with the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,656	$10,786	$10,265	$11,008
2017	$12,980	$13,371	$10,628	$13,291
2018	$11,605	$12,113	$10,629	$12,235
2019	$14,443	$15,335	$11,556	$15,260
2020	$16,738	$17,827	$12,424	$17,395
2021	$19,609	$21,132	$12,233	$20,535
2022	$15,730	$17,252	$10,641	$17,248
2023	$18,968	$21,083	$11,230	$20,652
2024	$21,829	$24,770	$11,370	$23,633
2025	$26,110	$30,303	$12,200	$28,346

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	19.61%	9.30%	10.07%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

AssetsNet	$ 40,917,802
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 8,652
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$40,917,802 # of Portfolio Holdings15 Portfolio Turnover Rate38% Investment Advisory Fees Paid$8,652
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Material Fund Change [Text Block]
C000152044
Shareholder Report [Line Items]
Fund Name	Voya Solution 2060 Portfolio
Class Name	Class S2
Trading Symbol	VSSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, Class ADV, Class S and Class S2 underperformed the S&P Target Date 2060 Index. Class I performed inline with the S&P Target Date 2060 Index.

↑ Top contributors to performance: Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY® T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,634	$10,786	$10,265	$11,008
2017	$12,926	$13,371	$10,628	$13,291
2018	$11,543	$12,113	$10,629	$12,235
2019	$14,343	$15,335	$11,556	$15,260
2020	$16,599	$17,827	$12,424	$17,395
2021	$19,410	$21,132	$12,233	$20,535
2022	$15,542	$17,252	$10,641	$17,248
2023	$18,720	$21,083	$11,230	$20,652
2024	$21,510	$24,770	$11,370	$23,633
2025	$25,691	$30,303	$12,200	$28,346

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	19.44%	9.13%	9.89%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

AssetsNet	$ 40,917,802
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 8,652
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$40,917,802 # of Portfolio Holdings15 Portfolio Turnover Rate38% Investment Advisory Fees Paid$8,652
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	17.1%
Vanguard FTSE Developed Markets ETF	9.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Material Fund Change [Text Block]
C000219036
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class ADV
Trading Symbol	VSAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,742	$11,704	$10,004	$11,610
2021	$13,744	$13,874	$9,850	$13,720
2022	$10,997	$11,327	$8,568	$11,531
2023	$13,231	$13,841	$9,042	$13,820
2024	$15,205	$16,262	$9,155	$15,869
2025	$18,171	$19,895	$9,824	$19,070

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class ADV	19.51%	9.13%	11.64%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

AssetsNet	$ 25,390,066
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$25,390,066 # of Portfolio Holdings15 Portfolio Turnover Rate51% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.5%
Equity	99.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	18.2%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.7%
Voya Large Cap Value Portfolio - Class R6	4.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Material Fund Change [Text Block]
C000219032
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class I
Trading Symbol	VSQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,769	$11,704	$10,004	$11,610
2021	$13,844	$13,874	$9,850	$13,720
2022	$11,130	$11,327	$8,568	$11,531
2023	$13,466	$13,841	$9,042	$13,820
2024	$15,550	$16,262	$9,155	$15,869
2025	$18,661	$19,895	$9,824	$19,070

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class I	20.01%	9.66%	12.19%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

AssetsNet	$ 25,390,066
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$25,390,066 # of Portfolio Holdings15 Portfolio Turnover Rate51% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.5%
Equity	99.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	18.2%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.7%
Voya Large Cap Value Portfolio - Class R6	4.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Material Fund Change [Text Block]
C000219033
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class S
Trading Symbol	VSSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,761	$11,704	$10,004	$11,610
2021	$13,795	$13,874	$9,850	$13,720
2022	$11,062	$11,327	$8,568	$11,531
2023	$13,357	$13,841	$9,042	$13,820
2024	$15,372	$16,262	$9,155	$15,869
2025	$18,415	$19,895	$9,824	$19,070

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class S	19.80%	9.38%	11.91%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

AssetsNet	$ 25,390,066
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$25,390,066 # of Portfolio Holdings15 Portfolio Turnover Rate51% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.5%
Equity	99.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	18.2%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.7%
Voya Large Cap Value Portfolio - Class R6	4.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Material Fund Change [Text Block]
C000219034
Shareholder Report [Line Items]
Fund Name	Voya Solution 2065 Portfolio
Class Name	Class S2
Trading Symbol	VSQUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date 2065+ Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweight to U.S. large cap and underweights in core fixed income and U.S. mid cap equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Vanguard FTSE Developed Markets ETF and VY T. Rowe Price Diversified Mid Cap Growth were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2020	$11,752	$11,704	$10,004	$11,610
2021	$13,769	$13,874	$9,850	$13,720
2022	$11,030	$11,327	$8,568	$11,531
2023	$13,293	$13,841	$9,042	$13,820
2024	$15,285	$16,262	$9,155	$15,869
2025	$18,273	$19,895	$9,824	$19,070

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (7/29/2020)
Class S2	19.55%	9.23%	11.75%
MSCI All Country World Index℠	22.34%	11.19%	13.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.33%
S&P Target Date 2065+ Index	20.17%	10.43%	12.64%

AssetsNet	$ 25,390,066
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$25,390,066 # of Portfolio Holdings15 Portfolio Turnover Rate51% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	0.5%
Equity	99.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	18.2%
Vanguard FTSE Developed Markets ETF	9.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.7%
Voya Large Cap Value Portfolio - Class R6	4.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.0%

Material Fund Change [Text Block]
C000259634
Shareholder Report [Line Items]
Fund Name	Voya Solution 2070 Portfolio
Class Name	Class ADV
Trading Symbol	VSSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADVFootnote Reference*	$30	0.75%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065 + Index.

↑ Top contributors to performance: Tactical asset allocation and underlying fund selection had a positive impact. The Fund’s underweight in U.S. mid cap equities and overweight to international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Vanguard FTSE Developed Markets ETF were the key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 equal weight and duration were the detractors. On an individual holdings level, Voya Multi-Manager International Equity, VY®  T Rowe Price Diversified Mid Cap Growth, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,730	$10,838	$10,278	$10,786

Average Annual Return [Table Text Block]
Fund	Since Inception (8/8/2025)
Class ADV	7.30%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

AssetsNet	$ 3,762,174
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,762,174 # of Portfolio Holdings16 Portfolio Turnover Rate12% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	0.6%
Equity	99.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
Voya Multi-Manager International Equity Fund - Class I	18.7%
Vanguard FTSE Developed Markets ETF	8.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.8%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Material Fund Change [Text Block]
C000259635
Shareholder Report [Line Items]
Fund Name	Voya Solution 2070 Portfolio
Class Name	Class I
Trading Symbol	VSSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class IFootnote Reference*	$10	0.25%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065 + Index.

↑ Top contributors to performance: Tactical asset allocation and underlying fund selection had a positive impact. The Fund’s underweight in U.S. mid cap equities and overweight to international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Vanguard FTSE Developed Markets ETF were the key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 equal weight and duration were the detractors. On an individual holdings level, Voya Multi-Manager International Equity, VY®  T Rowe Price Diversified Mid Cap Growth, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,750	$10,838	$10,278	$10,786

Average Annual Return [Table Text Block]
Fund	Since Inception (8/8/2025)
Class I	7.50%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

AssetsNet	$ 3,762,174
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,762,174 # of Portfolio Holdings16 Portfolio Turnover Rate12% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	0.6%
Equity	99.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
Voya Multi-Manager International Equity Fund - Class I	18.7%
Vanguard FTSE Developed Markets ETF	8.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.8%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Material Fund Change [Text Block]
C000259636
Shareholder Report [Line Items]
Fund Name	Voya Solution 2070 Portfolio
Class Name	Class S
Trading Symbol	VSSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class SFootnote Reference*	$20	0.50%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065 + Index.

↑ Top contributors to performance: Tactical asset allocation and underlying fund selection had a positive impact. The Fund’s underweight in U.S. mid cap equities and overweight to international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Vanguard FTSE Developed Markets ETF were the key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 equal weight and duration were the detractors. On an individual holdings level, Voya Multi-Manager International Equity, VY®  T Rowe Price Diversified Mid Cap Growth, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,736	$10,838	$10,278	$10,786

Average Annual Return [Table Text Block]
Fund	Since Inception (8/8/2025)
Class S	7.36%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

AssetsNet	$ 3,762,174
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,762,174 # of Portfolio Holdings16 Portfolio Turnover Rate12% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	0.6%
Equity	99.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
Voya Multi-Manager International Equity Fund - Class I	18.7%
Vanguard FTSE Developed Markets ETF	8.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.8%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Material Fund Change [Text Block]
C000259637
Shareholder Report [Line Items]
Fund Name	Voya Solution 2070 Portfolio
Class Name	Class S2
Trading Symbol	VSSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of August 8, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2Footnote Reference*	$26	0.65%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to December 31, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the period ended December 31, 2025, the Fund underperformed the S&P Target Date 2065 + Index.

↑ Top contributors to performance: Tactical asset allocation and underlying fund selection had a positive impact. The Fund’s underweight in U.S. mid cap equities and overweight to international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Vanguard FTSE Developed Markets ETF were the key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 equal weight and duration were the detractors. On an individual holdings level, Voya Multi-Manager International Equity, VY®  T Rowe Price Diversified Mid Cap Growth, and Vanguard FTSE Emerging Markets ETF were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
8/8/2025	$10,000	$10,000	$10,000	$10,000
2025	$10,734	$10,838	$10,278	$10,786

Average Annual Return [Table Text Block]
Fund	Since Inception (8/8/2025)
Class S2	7.34%
MSCI All Country World Index℠	8.38%
Bloomberg U.S. Aggregate Bond Index	2.78%
S&P Target Date 2065+ Index	7.86%

AssetsNet	$ 3,762,174
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,762,174 # of Portfolio Holdings16 Portfolio Turnover Rate12% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Fixed Income	0.6%
Equity	99.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.1%
Voya Multi-Manager International Equity Fund - Class I	18.7%
Vanguard FTSE Developed Markets ETF	8.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.8%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2.1%

Material Fund Change [Text Block]
C000125843
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IAVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive Index.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Voya Small Cap Growth were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Large Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,641	$10,786	$10,265	$10,771
2017	$12,951	$13,371	$10,628	$12,932
2018	$11,503	$12,113	$10,629	$11,942
2019	$14,372	$15,335	$11,556	$14,664
2020	$16,604	$17,827	$12,424	$16,584
2021	$19,809	$21,132	$12,233	$19,174
2022	$15,822	$17,252	$10,641	$16,081
2023	$19,085	$21,083	$11,230	$19,040
2024	$22,297	$24,770	$11,370	$21,610
2025	$25,920	$30,303	$12,200	$25,878

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	16.25%	9.32%	9.99%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

AssetsNet	$ 211,893,572
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 62,704
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$211,893,572 # of Portfolio Holdings15 Portfolio Turnover Rate27% Investment Advisory Fees Paid$62,704
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.4%
Equity	96.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.3%
Voya Multi-Manager International Equity Fund - Class I	10.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya International Index Portfolio - Class I	4.1%
Voya MI Dynamic Small Cap Fund - Class R6	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Material Fund Change [Text Block]
C000125844
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class I
Trading Symbol	IAVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive Index.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Voya Small Cap Growth were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Large Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,693	$10,786	$10,265	$10,771
2017	$13,076	$13,371	$10,628	$12,932
2018	$11,673	$12,113	$10,629	$11,942
2019	$14,655	$15,335	$11,556	$14,664
2020	$17,014	$17,827	$12,424	$16,584
2021	$20,394	$21,132	$12,233	$19,174
2022	$16,382	$17,252	$10,641	$16,081
2023	$19,856	$21,083	$11,230	$19,040
2024	$23,325	$24,770	$11,370	$21,610
2025	$27,260	$30,303	$12,200	$25,878

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	16.87%	9.89%	10.55%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

AssetsNet	$ 211,893,572
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 62,704
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$211,893,572 # of Portfolio Holdings15 Portfolio Turnover Rate27% Investment Advisory Fees Paid$62,704
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.4%
Equity	96.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.3%
Voya Multi-Manager International Equity Fund - Class I	10.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya International Index Portfolio - Class I	4.1%
Voya MI Dynamic Small Cap Fund - Class R6	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Material Fund Change [Text Block]
C000168863
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class R6
Trading Symbol	VYRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive Index.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Voya Small Cap Growth were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Large Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,611	$10,619	$9,946	$10,499
2017	$12,975	$13,164	$10,298	$12,605
2018	$11,584	$11,926	$10,299	$11,641
2019	$14,532	$15,098	$11,197	$14,294
2020	$16,885	$17,551	$12,038	$16,165
2021	$20,239	$20,805	$11,853	$18,690
2022	$16,257	$16,985	$10,311	$15,675
2023	$19,723	$20,756	$10,881	$18,559
2024	$23,165	$24,386	$11,017	$21,064
2025	$27,093	$29,834	$11,821	$25,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	16.96%	9.92%	10.86%
MSCI All Country World Index℠	22.34%	11.19%	11.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.75%
S&P Target Risk Aggressive® Index	19.75%	9.31%	10.05%

AssetsNet	$ 211,893,572
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 62,704
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$211,893,572 # of Portfolio Holdings15 Portfolio Turnover Rate27% Investment Advisory Fees Paid$62,704
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.4%
Equity	96.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.3%
Voya Multi-Manager International Equity Fund - Class I	10.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya International Index Portfolio - Class I	4.1%
Voya MI Dynamic Small Cap Fund - Class R6	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Material Fund Change [Text Block]
C000125845
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class S
Trading Symbol	IAVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive Index.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Voya Small Cap Growth were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Large Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,675	$10,786	$10,265	$10,771
2017	$13,016	$13,371	$10,628	$12,932
2018	$11,595	$12,113	$10,629	$11,942
2019	$14,518	$15,335	$11,556	$14,664
2020	$16,817	$17,827	$12,424	$16,584
2021	$20,116	$21,132	$12,233	$19,174
2022	$16,115	$17,252	$10,641	$16,081
2023	$19,482	$21,083	$11,230	$19,040
2024	$22,809	$24,770	$11,370	$21,610
2025	$26,603	$30,303	$12,200	$25,878

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	16.64%	9.61%	10.28%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

AssetsNet	$ 211,893,572
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 62,704
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$211,893,572 # of Portfolio Holdings15 Portfolio Turnover Rate27% Investment Advisory Fees Paid$62,704
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.4%
Equity	96.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.3%
Voya Multi-Manager International Equity Fund - Class I	10.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya International Index Portfolio - Class I	4.1%
Voya MI Dynamic Small Cap Fund - Class R6	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Material Fund Change [Text Block]
C000125846
Shareholder Report [Line Items]
Fund Name	Voya Solution Aggressive Portfolio
Class Name	Class S2
Trading Symbol	IAVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive Index.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity and Voya Small Cap Growth were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Large Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,657	$10,786	$10,265	$10,771
2017	$12,971	$13,371	$10,628	$12,932
2018	$11,534	$12,113	$10,629	$11,942
2019	$14,424	$15,335	$11,556	$14,664
2020	$16,688	$17,827	$12,424	$16,584
2021	$19,928	$21,132	$12,233	$19,174
2022	$15,943	$17,252	$10,641	$16,081
2023	$19,233	$21,083	$11,230	$19,040
2024	$22,486	$24,770	$11,370	$21,610
2025	$26,182	$30,303	$12,200	$25,878

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	16.44%	9.43%	10.10%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

AssetsNet	$ 211,893,572
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 62,704
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$211,893,572 # of Portfolio Holdings15 Portfolio Turnover Rate27% Investment Advisory Fees Paid$62,704
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	3.4%
Equity	96.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	35.3%
Voya Multi-Manager International Equity Fund - Class I	10.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.0%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4.8%
Voya International Index Portfolio - Class I	4.1%
Voya MI Dynamic Small Cap Fund - Class R6	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Material Fund Change [Text Block]
C000049965
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class ADV
Trading Symbol	ISGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance:  The Fund’s overweights to U.S. large cap growth and international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Voya Short Duration Bond were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care and underweight in U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Mid Cap Opportunities were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,608	$10,786	$10,265	$10,677
2017	$12,142	$13,371	$10,628	$12,378
2018	$11,294	$12,113	$10,629	$11,674
2019	$13,455	$15,335	$11,556	$13,915
2020	$15,171	$17,827	$12,424	$15,561
2021	$17,239	$21,132	$12,233	$17,330
2022	$14,130	$17,252	$10,641	$14,684
2023	$16,343	$21,083	$11,230	$16,942
2024	$18,309	$24,770	$11,370	$18,760
2025	$20,589	$30,303	$12,200	$21,873

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	12.45%	6.30%	7.49%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%

AssetsNet	$ 205,604,847
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 349,129
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$205,604,847 # of Portfolio Holdings17 Portfolio Turnover Rate30% Investment Advisory Fees Paid$349,129
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	32.0%
Equity	68.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	17.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Voya Short Duration Bond Fund - Class R6	8.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large-Cap Growth Fund - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%

Material Fund Change [Text Block]
C000049966
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class I
Trading Symbol	ISGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance:  The Fund’s overweights to U.S. large cap growth and international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Voya Short Duration Bond were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care and underweight in U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Mid Cap Opportunities were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,669	$10,786	$10,265	$10,677
2017	$12,258	$13,371	$10,628	$12,378
2018	$11,476	$12,113	$10,629	$11,674
2019	$13,743	$15,335	$11,556	$13,915
2020	$15,570	$17,827	$12,424	$15,561
2021	$17,772	$21,132	$12,233	$17,330
2022	$14,643	$17,252	$10,641	$14,684
2023	$17,022	$21,083	$11,230	$16,942
2024	$19,177	$24,770	$11,370	$18,760
2025	$21,679	$30,303	$12,200	$21,873

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.05%	6.84%	8.04%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%

AssetsNet	$ 205,604,847
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 349,129
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$205,604,847 # of Portfolio Holdings17 Portfolio Turnover Rate30% Investment Advisory Fees Paid$349,129
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	32.0%
Equity	68.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	17.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Voya Short Duration Bond Fund - Class R6	8.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large-Cap Growth Fund - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%

Material Fund Change [Text Block]
C000168859
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class R6
Trading Symbol	VYRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance:  The Fund’s overweights to U.S. large cap growth and international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Voya Short Duration Bond were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care and underweight in U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Mid Cap Opportunities were the key detractors.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,475	$10,619	$9,946	$10,376
2017	$12,047	$13,164	$10,298	$12,029
2018	$11,278	$11,926	$10,299	$11,344
2019	$13,506	$15,098	$11,197	$13,523
2020	$15,303	$17,551	$12,038	$15,122
2021	$17,467	$20,805	$11,853	$16,842
2022	$14,392	$16,985	$10,311	$14,270
2023	$16,738	$20,756	$10,881	$16,465
2024	$18,877	$24,386	$11,017	$18,231
2025	$21,344	$29,834	$11,821	$21,256

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	13.07%	6.88%	8.16%
MSCI All Country World Index℠	22.34%	11.19%	11.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.75%
S&P Target Risk Growth Index	16.59%	7.05%	8.12%

AssetsNet	$ 205,604,847
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 349,129
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$205,604,847 # of Portfolio Holdings17 Portfolio Turnover Rate30% Investment Advisory Fees Paid$349,129
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	32.0%
Equity	68.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	17.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Voya Short Duration Bond Fund - Class R6	8.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large-Cap Growth Fund - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%

Material Fund Change [Text Block]
C000049967
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class S
Trading Symbol	ISGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance:  The Fund’s overweights to U.S. large cap growth and international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Voya Short Duration Bond were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care and underweight in U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Mid Cap Opportunities were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,632	$10,786	$10,265	$10,677
2017	$12,201	$13,371	$10,628	$12,378
2018	$11,384	$12,113	$10,629	$11,674
2019	$13,600	$15,335	$11,556	$13,915
2020	$15,361	$17,827	$12,424	$15,561
2021	$17,505	$21,132	$12,233	$17,330
2022	$14,372	$17,252	$10,641	$14,684
2023	$16,681	$21,083	$11,230	$16,942
2024	$18,744	$24,770	$11,370	$18,760
2025	$21,119	$30,303	$12,200	$21,873

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	12.67%	6.57%	7.76%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%

AssetsNet	$ 205,604,847
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 349,129
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$205,604,847 # of Portfolio Holdings17 Portfolio Turnover Rate30% Investment Advisory Fees Paid$349,129
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	32.0%
Equity	68.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	17.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Voya Short Duration Bond Fund - Class R6	8.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large-Cap Growth Fund - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%

Material Fund Change [Text Block]
C000087528
Shareholder Report [Line Items]
Fund Name	Voya Solution Balanced Portfolio
Class Name	Class S2
Trading Symbol	ISGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Growth Index.

↑ Top contributors to performance:  The Fund’s overweights to U.S. large cap growth and international equities were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Voya Short Duration Bond were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care and underweight in U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity, Voya Multi-Manager Mid Cap Value, and Voya Mid Cap Opportunities were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,610	$10,786	$10,265	$10,677
2017	$12,163	$13,371	$10,628	$12,378
2018	$11,325	$12,113	$10,629	$11,674
2019	$13,501	$15,335	$11,556	$13,915
2020	$15,231	$17,827	$12,424	$15,561
2021	$17,334	$21,132	$12,233	$17,330
2022	$14,216	$17,252	$10,641	$14,684
2023	$16,468	$21,083	$11,230	$16,942
2024	$18,469	$24,770	$11,370	$18,760
2025	$20,792	$30,303	$12,200	$21,873

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	12.58%	6.42%	7.59%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Growth Index	16.59%	7.05%	8.14%

AssetsNet	$ 205,604,847
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 349,129
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$205,604,847 # of Portfolio Holdings17 Portfolio Turnover Rate30% Investment Advisory Fees Paid$349,129
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	32.0%
Equity	68.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	17.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
Voya Short Duration Bond Fund - Class R6	8.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.6%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large-Cap Growth Fund - Class R6	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%

Material Fund Change [Text Block]
C000087525
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class ADV
Trading Symbol	ICGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Conservative Index.

↑ Top contributors to performance: The Fund’s underweights in U.S. large cap and core fixed income as well as overweight to international equities were the biggest contributors. On an individual holdings level, Voya Short Duration Bond, Voya Intermediate Bond, and Vanguard Long-Term Treasury ETF were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweights to S&P 500 health care, duration and US small cap equities and underweight to U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Vanguard Total International Bond ETF, and VY® Brandywine Global Bond were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,576	$10,786	$10,265	$10,526
2017	$11,323	$13,371	$10,628	$11,547
2018	$11,053	$12,113	$10,629	$11,232
2019	$12,267	$15,335	$11,556	$12,803
2020	$13,443	$17,827	$12,424	$14,041
2021	$14,150	$21,132	$12,233	$14,742
2022	$12,199	$17,252	$10,641	$12,679
2023	$13,272	$21,083	$11,230	$14,066
2024	$14,078	$24,770	$11,370	$14,993
2025	$15,183	$30,303	$12,200	$16,754

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	7.85%	2.46%	4.26%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk® Conservative Index	11.74%	3.60%	5.30%

AssetsNet	$ 93,063,712
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 133,880
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$93,063,712 # of Portfolio Holdings16 Portfolio Turnover Rate30% Investment Advisory Fees Paid$133,880
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	28.7%
Fixed Income	71.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.1%
Voya Short Duration Bond Fund - Class R6	21.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.8%
Voya U.S. Stock Index Portfolio - Class I	3.7%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.6%

Material Fund Change [Text Block]
C000087526
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class I
Trading Symbol	ICGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Conservative Index.

↑ Top contributors to performance: The Fund’s underweights in U.S. large cap and core fixed income as well as overweight to international equities were the biggest contributors. On an individual holdings level, Voya Short Duration Bond, Voya Intermediate Bond, and Vanguard Long-Term Treasury ETF were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweights to S&P 500 health care, duration and US small cap equities and underweight to U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Vanguard Total International Bond ETF, and VY® Brandywine Global Bond were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,624	$10,786	$10,265	$10,526
2017	$11,432	$13,371	$10,628	$11,547
2018	$11,210	$12,113	$10,629	$11,232
2019	$12,516	$15,335	$11,556	$12,803
2020	$13,766	$17,827	$12,424	$14,041
2021	$14,571	$21,132	$12,233	$14,742
2022	$12,624	$17,252	$10,641	$12,679
2023	$13,800	$21,083	$11,230	$14,066
2024	$14,714	$24,770	$11,370	$14,993
2025	$15,939	$30,303	$12,200	$16,754

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.33%	2.97%	4.77%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk® Conservative Index	11.74%	3.60%	5.30%

AssetsNet	$ 93,063,712
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 133,880
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$93,063,712 # of Portfolio Holdings16 Portfolio Turnover Rate30% Investment Advisory Fees Paid$133,880
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	28.7%
Fixed Income	71.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.1%
Voya Short Duration Bond Fund - Class R6	21.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.8%
Voya U.S. Stock Index Portfolio - Class I	3.7%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.6%

Material Fund Change [Text Block]
C000168862
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class R6
Trading Symbol	VYRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Conservative Index.

↑ Top contributors to performance: The Fund’s underweights in U.S. large cap and core fixed income as well as overweight to international equities were the biggest contributors. On an individual holdings level, Voya Short Duration Bond, Voya Intermediate Bond, and Vanguard Long-Term Treasury ETF were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweights to S&P 500 health care, duration and US small cap equities and underweight to U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Vanguard Total International Bond ETF, and VY® Brandywine Global Bond were the key detractors.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,257	$10,619	$9,946	$10,192
2017	$11,036	$13,164	$10,298	$11,181
2018	$10,822	$11,926	$10,299	$10,875
2019	$12,083	$15,098	$11,197	$12,397
2020	$13,302	$17,551	$12,038	$13,596
2021	$14,070	$20,805	$11,853	$14,274
2022	$12,193	$16,985	$10,311	$12,277
2023	$13,322	$20,756	$10,881	$13,620
2024	$14,217	$24,386	$11,017	$14,517
2025	$15,408	$29,834	$11,821	$16,222

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	8.38%	2.98%	4.57%
MSCI All Country World Index℠	22.34%	11.19%	11.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.75%
S&P Target Risk® Conservative Index	11.74%	3.60%	5.14%

AssetsNet	$ 93,063,712
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 133,880
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$93,063,712 # of Portfolio Holdings16 Portfolio Turnover Rate30% Investment Advisory Fees Paid$133,880
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	28.7%
Fixed Income	71.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.1%
Voya Short Duration Bond Fund - Class R6	21.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.8%
Voya U.S. Stock Index Portfolio - Class I	3.7%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.6%

Material Fund Change [Text Block]
C000087527
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class S
Trading Symbol	ICGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Conservative Index.

↑ Top contributors to performance: The Fund’s underweights in U.S. large cap and core fixed income as well as overweight to international equities were the biggest contributors. On an individual holdings level, Voya Short Duration Bond, Voya Intermediate Bond, and Vanguard Long-Term Treasury ETF were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweights to S&P 500 health care, duration and US small cap equities and underweight to U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Vanguard Total International Bond ETF, and VY® Brandywine Global Bond were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,604	$10,786	$10,265	$10,526
2017	$11,379	$13,371	$10,628	$11,547
2018	$11,135	$12,113	$10,629	$11,232
2019	$12,394	$15,335	$11,556	$12,803
2020	$13,613	$17,827	$12,424	$14,041
2021	$14,364	$21,132	$12,233	$14,742
2022	$12,410	$17,252	$10,641	$12,679
2023	$13,543	$21,083	$11,230	$14,066
2024	$14,386	$24,770	$11,370	$14,993
2025	$15,553	$30,303	$12,200	$16,754

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	8.12%	2.70%	4.52%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk® Conservative Index	11.74%	3.60%	5.30%

AssetsNet	$ 93,063,712
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 133,880
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$93,063,712 # of Portfolio Holdings16 Portfolio Turnover Rate30% Investment Advisory Fees Paid$133,880
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	28.7%
Fixed Income	71.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.1%
Voya Short Duration Bond Fund - Class R6	21.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.8%
Voya U.S. Stock Index Portfolio - Class I	3.7%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.6%

Material Fund Change [Text Block]
C000087524
Shareholder Report [Line Items]
Fund Name	Voya Solution Conservative Portfolio
Class Name	Class S2
Trading Symbol	ICGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Conservative Index.

↑ Top contributors to performance: The Fund’s underweights in U.S. large cap and core fixed income as well as overweight to international equities were the biggest contributors. On an individual holdings level, Voya Short Duration Bond, Voya Intermediate Bond, and Vanguard Long-Term Treasury ETF were the key contributors.

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweights to S&P 500 health care, duration and US small cap equities and underweight to U.S. mid cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Vanguard Total International Bond ETF, and VY® Brandywine Global Bond were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk® Conservative Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,590	$10,786	$10,265	$10,526
2017	$11,352	$13,371	$10,628	$11,547
2018	$11,087	$12,113	$10,629	$11,232
2019	$12,330	$15,335	$11,556	$12,803
2020	$13,525	$17,827	$12,424	$14,041
2021	$14,247	$21,132	$12,233	$14,742
2022	$12,289	$17,252	$10,641	$12,679
2023	$13,379	$21,083	$11,230	$14,066
2024	$14,214	$24,770	$11,370	$14,993
2025	$15,350	$30,303	$12,200	$16,754

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	7.99%	2.56%	4.38%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk® Conservative Index	11.74%	3.60%	5.30%

AssetsNet	$ 93,063,712
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 133,880
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$93,063,712 # of Portfolio Holdings16 Portfolio Turnover Rate30% Investment Advisory Fees Paid$133,880
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	28.7%
Fixed Income	71.2%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	27.1%
Voya Short Duration Bond Fund - Class R6	21.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.8%
Voya U.S. Stock Index Portfolio - Class I	3.7%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Voya Multi-Manager International Equity Fund - Class I	2.6%

Material Fund Change [Text Block]
C000020738
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class ADV
Trading Symbol	ISWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweights to U.S. large cap and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Vanguard FTSE Developed Markets ETF were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration as well as underweight in U.S. mid cap and U.S. small cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity,  VY® Brandywine Global Bond, and Voya Large Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date Retirement Income Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,426	$10,786	$10,265	$10,100	$10,501	$11,274
2017	$11,380	$13,371	$10,628	$12,628	$11,398	$13,656
2018	$10,999	$12,113	$10,629	$10,887	$11,108	$12,941
2019	$12,415	$15,335	$11,556	$13,283	$12,589	$16,955
2020	$13,856	$17,827	$12,424	$14,321	$13,698	$20,497
2021	$14,710	$21,132	$12,233	$15,934	$14,398	$25,756
2022	$12,457	$17,252	$10,641	$13,632	$12,790	$20,808
2023	$13,761	$21,083	$11,230	$16,118	$14,113	$26,210
2024	$14,572	$24,770	$11,370	$16,734	$15,036	$32,449
2025	$16,117	$30,303	$12,200	$21,958	$16,789	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	10.60%	3.07%	4.89%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 505,689,852
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 586,954
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$505,689,852 # of Portfolio Holdings17 Portfolio Turnover Rate43% Investment Advisory Fees Paid$586,954
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	39.2%
Fixed Income	60.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Schwab U.S. TIPS ETF	7.8%
Voya Multi-Manager International Equity Fund - Class I	6.4%
Voya U.S. Stock Index Portfolio - Class I	5.7%
Vanguard FTSE Developed Markets ETF	5.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	4.0%

Material Fund Change [Text Block]
C000020739
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class I
Trading Symbol	ISWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweights to U.S. large cap and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Vanguard FTSE Developed Markets ETF were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration as well as underweight in U.S. mid cap and U.S. small cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity,  VY® Brandywine Global Bond, and Voya Large Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date Retirement Income Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,478	$10,786	$10,265	$10,100	$10,501	$11,274
2017	$11,490	$13,371	$10,628	$12,628	$11,398	$13,656
2018	$11,167	$12,113	$10,629	$10,887	$11,108	$12,941
2019	$12,661	$15,335	$11,556	$13,283	$12,589	$16,955
2020	$14,203	$17,827	$12,424	$14,321	$13,698	$20,497
2021	$15,153	$21,132	$12,233	$15,934	$14,398	$25,756
2022	$12,908	$17,252	$10,641	$13,632	$12,790	$20,808
2023	$14,316	$21,083	$11,230	$16,118	$14,113	$26,210
2024	$15,243	$24,770	$11,370	$16,734	$15,036	$32,449
2025	$16,954	$30,303	$12,200	$21,958	$16,789	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.23%	3.60%	5.42%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 505,689,852
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 586,954
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$505,689,852 # of Portfolio Holdings17 Portfolio Turnover Rate43% Investment Advisory Fees Paid$586,954
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	39.2%
Fixed Income	60.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Schwab U.S. TIPS ETF	7.8%
Voya Multi-Manager International Equity Fund - Class I	6.4%
Voya U.S. Stock Index Portfolio - Class I	5.7%
Vanguard FTSE Developed Markets ETF	5.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	4.0%

Material Fund Change [Text Block]
C000020740
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class S
Trading Symbol	ISWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweights to U.S. large cap and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Vanguard FTSE Developed Markets ETF were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration as well as underweight in U.S. mid cap and U.S. small cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity,  VY® Brandywine Global Bond, and Voya Large Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date Retirement Income Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,447	$10,786	$10,265	$10,100	$10,501	$11,274
2017	$11,429	$13,371	$10,628	$12,628	$11,398	$13,656
2018	$11,071	$12,113	$10,629	$10,887	$11,108	$12,941
2019	$12,525	$15,335	$11,556	$13,283	$12,589	$16,955
2020	$14,021	$17,827	$12,424	$14,321	$13,698	$20,497
2021	$14,914	$21,132	$12,233	$15,934	$14,398	$25,756
2022	$12,676	$17,252	$10,641	$13,632	$12,790	$20,808
2023	$14,016	$21,083	$11,230	$16,118	$14,113	$26,210
2024	$14,890	$24,770	$11,370	$16,734	$15,036	$32,449
2025	$16,518	$30,303	$12,200	$21,958	$16,789	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	10.94%	3.33%	5.15%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 505,689,852
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 586,954
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$505,689,852 # of Portfolio Holdings17 Portfolio Turnover Rate43% Investment Advisory Fees Paid$586,954
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	39.2%
Fixed Income	60.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Schwab U.S. TIPS ETF	7.8%
Voya Multi-Manager International Equity Fund - Class I	6.4%
Voya U.S. Stock Index Portfolio - Class I	5.7%
Vanguard FTSE Developed Markets ETF	5.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	4.0%

Material Fund Change [Text Block]
C000078371
Shareholder Report [Line Items]
Fund Name	Voya Solution Income Portfolio
Class Name	Class S2
Trading Symbol	IJKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance:  Underlying fund selection and tactical asset allocation had positive impacts. The Fund’s overweights to U.S. large cap and international equities as well as underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Intermediate Bond, and Vanguard FTSE Developed Markets ETF were key contributors.

↓ Top detractors from performance: The Fund’s overweights to S&P 500 health care and duration as well as underweight in U.S. mid cap and U.S. small cap equities were the biggest detractors. On an individual holdings level, Voya Multi-Manager International Equity,  VY® Brandywine Global Bond, and Voya Large Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	MSCI EAFE® Index	S&P Target Date Retirement Income Index	Russell 3000® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,429	$10,786	$10,265	$10,100	$10,501	$11,274
2017	$11,391	$13,371	$10,628	$12,628	$11,398	$13,656
2018	$11,025	$12,113	$10,629	$10,887	$11,108	$12,941
2019	$12,454	$15,335	$11,556	$13,283	$12,589	$16,955
2020	$13,916	$17,827	$12,424	$14,321	$13,698	$20,497
2021	$14,786	$21,132	$12,233	$15,934	$14,398	$25,756
2022	$12,543	$17,252	$10,641	$13,632	$12,790	$20,808
2023	$13,855	$21,083	$11,230	$16,118	$14,113	$26,210
2024	$14,696	$24,770	$11,370	$16,734	$15,036	$32,449
2025	$16,271	$30,303	$12,200	$21,958	$16,789	$38,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	10.72%	3.18%	4.99%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI EAFE® Index	31.22%	8.92%	8.18%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 505,689,852
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 586,954
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$505,689,852 # of Portfolio Holdings17 Portfolio Turnover Rate43% Investment Advisory Fees Paid$586,954
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	39.2%
Fixed Income	60.7%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Schwab U.S. TIPS ETF	7.8%
Voya Multi-Manager International Equity Fund - Class I	6.4%
Voya U.S. Stock Index Portfolio - Class I	5.7%
Vanguard FTSE Developed Markets ETF	5.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	4.0%

Material Fund Change [Text Block]
C000087520
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IAGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Small Cap Growth, and Voya Intermediate Bond were the key contributors

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager International Equity, and Voya Large Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,600	$10,786	$10,265	$10,771
2017	$12,495	$13,371	$10,628	$12,932
2018	$11,316	$12,113	$10,629	$11,942
2019	$13,841	$15,335	$11,556	$14,664
2020	$15,722	$17,827	$12,424	$16,584
2021	$18,375	$21,132	$12,233	$19,174
2022	$14,881	$17,252	$10,641	$16,081
2023	$17,593	$21,083	$11,230	$19,040
2024	$20,152	$24,770	$11,370	$21,610
2025	$23,050	$30,303	$12,200	$25,878

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.39%	7.95%	8.71%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

AssetsNet	$ 88,616,172
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 614,921
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$88,616,172 # of Portfolio Holdings17 Portfolio Turnover Rate36% Investment Advisory Fees Paid$614,921
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.5%
Equity	84.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.7%
Voya Intermediate Bond Fund - Class R6	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.4%
Voya Large Cap Value Portfolio - Class R6	4.9%
Voya International Index Portfolio - Class I	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Material Fund Change [Text Block]
C000087521
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class I
Trading Symbol	IAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Small Cap Growth, and Voya Intermediate Bond were the key contributors

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager International Equity, and Voya Large Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,640	$10,786	$10,265	$10,771
2017	$12,609	$13,371	$10,628	$12,932
2018	$11,472	$12,113	$10,629	$11,942
2019	$14,109	$15,335	$11,556	$14,664
2020	$16,117	$17,827	$12,424	$16,584
2021	$18,925	$21,132	$12,233	$19,174
2022	$15,404	$17,252	$10,641	$16,081
2023	$18,308	$21,083	$11,230	$19,040
2024	$21,079	$24,770	$11,370	$21,610
2025	$24,229	$30,303	$12,200	$25,878

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.94%	8.50%	9.25%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

AssetsNet	$ 88,616,172
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 614,921
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$88,616,172 # of Portfolio Holdings17 Portfolio Turnover Rate36% Investment Advisory Fees Paid$614,921
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.5%
Equity	84.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.7%
Voya Intermediate Bond Fund - Class R6	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.4%
Voya Large Cap Value Portfolio - Class R6	4.9%
Voya International Index Portfolio - Class I	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Material Fund Change [Text Block]
C000168861
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class R6
Trading Symbol	VYROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Small Cap Growth, and Voya Intermediate Bond were the key contributors

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager International Equity, and Voya Large Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
5/2/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,521	$10,619	$9,946	$10,499
2017	$12,469	$13,164	$10,298	$12,605
2018	$11,354	$11,926	$10,299	$11,641
2019	$13,955	$15,098	$11,197	$14,294
2020	$15,942	$17,551	$12,038	$16,165
2021	$18,722	$20,805	$11,853	$18,690
2022	$15,238	$16,985	$10,311	$15,675
2023	$18,098	$20,756	$10,881	$18,559
2024	$20,843	$24,386	$11,017	$21,064
2025	$23,984	$29,834	$11,821	$25,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/2/2016)
Class R6	15.07%	8.51%	9.47%
MSCI All Country World Index℠	22.34%	11.19%	11.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.75%
S&P Target Risk Aggressive® Index	19.75%	9.31%	10.05%

AssetsNet	$ 88,616,172
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 614,921
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$88,616,172 # of Portfolio Holdings17 Portfolio Turnover Rate36% Investment Advisory Fees Paid$614,921
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.5%
Equity	84.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.7%
Voya Intermediate Bond Fund - Class R6	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.4%
Voya Large Cap Value Portfolio - Class R6	4.9%
Voya International Index Portfolio - Class I	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Material Fund Change [Text Block]
C000087522
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class S
Trading Symbol	IAGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Small Cap Growth, and Voya Intermediate Bond were the key contributors

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager International Equity, and Voya Large Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,617	$10,786	$10,265	$10,771
2017	$12,551	$13,371	$10,628	$12,932
2018	$11,396	$12,113	$10,629	$11,942
2019	$13,973	$15,335	$11,556	$14,664
2020	$15,917	$17,827	$12,424	$16,584
2021	$18,648	$21,132	$12,233	$19,174
2022	$15,129	$17,252	$10,641	$16,081
2023	$17,945	$21,083	$11,230	$19,040
2024	$20,604	$24,770	$11,370	$21,610
2025	$23,633	$30,303	$12,200	$25,878

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.70%	8.23%	8.98%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

AssetsNet	$ 88,616,172
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 614,921
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$88,616,172 # of Portfolio Holdings17 Portfolio Turnover Rate36% Investment Advisory Fees Paid$614,921
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.5%
Equity	84.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.7%
Voya Intermediate Bond Fund - Class R6	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.4%
Voya Large Cap Value Portfolio - Class R6	4.9%
Voya International Index Portfolio - Class I	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Material Fund Change [Text Block]
C000087523
Shareholder Report [Line Items]
Fund Name	Voya Solution Moderately Aggressive Portfolio
Class Name	Class S2
Trading Symbol	IAGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P Target Risk Aggressive.

↑ Top contributors to performance: The Fund’s overweight to U.S. large cap growth was the biggest contributor. On an individual holdings level, Voya Multi-Manager Emerging Markets Equity, Voya Small Cap Growth, and Voya Intermediate Bond were the key contributors

↓ Top detractors from performance: Underlying fund selection and tactical asset allocation had negative impacts. The Fund’s overweight to S&P 500 health care was the biggest detractor. On an individual holdings level, Voya Multi-Manager Mid Cap Value, Voya Multi-Manager International Equity, and Voya Large Cap Value were the key detractors.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Risk Aggressive® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,597	$10,786	$10,265	$10,771
2017	$12,509	$13,371	$10,628	$12,932
2018	$11,344	$12,113	$10,629	$11,942
2019	$13,895	$15,335	$11,556	$14,664
2020	$15,798	$17,827	$12,424	$16,584
2021	$18,483	$21,132	$12,233	$19,174
2022	$14,975	$17,252	$10,641	$16,081
2023	$17,733	$21,083	$11,230	$19,040
2024	$20,327	$24,770	$11,370	$21,610
2025	$23,284	$30,303	$12,200	$25,878

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	14.55%	8.07%	8.82%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Risk Aggressive® Index	19.75%	9.31%	9.97%

AssetsNet	$ 88,616,172
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 614,921
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$88,616,172 # of Portfolio Holdings17 Portfolio Turnover Rate36% Investment Advisory Fees Paid$614,921
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.5%
Equity	84.5%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.7%
Voya Intermediate Bond Fund - Class R6	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.5%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.4%
Voya Large Cap Value Portfolio - Class R6	4.9%
Voya International Index Portfolio - Class I	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.0%
Voya Large-Cap Growth Fund - Class R6	4.0%

Material Fund Change [Text Block]
C000029752
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class ADV
Trading Symbol	IASAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$138	1.35%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2500® Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection and an underweight in the industrials sector lifted relative performance, supported by machinery holdings such as Cummins and Oshkosh. Elsewhere in the portfolio, semiconductor testing company Teradyne was a top relative contributor.

↓ Top detractors from performance: Stock selection in the health care & materials sectors detracted from relative performance.   Individual detractors included Zimmer Biomet Holdings and not owning biotechnology and pharmaceuticals stocks also detracted.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$12,369	$11,274	$12,520	$13,132
2017	$13,717	$13,656	$13,817	$14,643
2018	$11,729	$12,941	$12,109	$12,793
2019	$15,268	$16,955	$14,962	$15,932
2020	$15,780	$20,497	$15,692	$16,335
2021	$20,030	$25,756	$20,052	$21,391
2022	$18,858	$20,808	$17,429	$19,029
2023	$20,466	$26,210	$20,214	$21,862
2024	$22,044	$32,449	$22,435	$23,515
2025	$23,101	$38,013	$25,291	$25,091

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	4.80%	7.92%	8.73%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Value Index	12.73%	10.02%	9.72%
S&P SmallCap 600® Value Index	6.70%	8.96%	9.64%

AssetsNet	$ 272,293,991
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 1,837,439
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$272,293,991 # of Portfolio Holdings219 Portfolio Turnover Rate61% Investment Advisory Fees Paid$1,837,439
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.7%
Preferred Stock	0.6%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	20.3%
Industrials	16.2%
Health Care	11.6%
Consumer Staples	8.4%
Real Estate	7.9%
Energy	7.4%
Information Technology	6.7%
Consumer Discretionary	6.3%
Utilities	6.2%
Materials	5.8%
Communication Services	1.1%
Short-Term Investments	2.7%
Liabilities in Excess of Other Assets	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.8%
Henry Schein, Inc.	1.4%
Graphic Packaging Holding Co.	1.3%
Commerce Bancshares, Inc.	1.3%
Baker Hughes Co.	1.2%
Timken Co.	1.2%
Willis Towers Watson PLC	1.2%
Reinsurance Group of America, Inc.	1.2%
US Bancorp	1.1%
Kenvue, Inc.	1.1%

Material Fund Change [Text Block]
C000029753
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class I
Trading Symbol	IACIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2500® Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection and an underweight in the industrials sector lifted relative performance, supported by machinery holdings such as Cummins and Oshkosh. Elsewhere in the portfolio, semiconductor testing company Teradyne was a top relative contributor.

↓ Top detractors from performance: Stock selection in the health care & materials sectors detracted from relative performance.   Individual detractors included Zimmer Biomet Holdings and not owning biotechnology and pharmaceuticals stocks also detracted.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$12,438	$11,274	$12,520	$13,132
2017	$13,862	$13,656	$13,817	$14,643
2018	$11,901	$12,941	$12,109	$12,793
2019	$15,585	$16,955	$14,962	$15,932
2020	$16,184	$20,497	$15,692	$16,335
2021	$20,645	$25,756	$20,052	$21,391
2022	$19,534	$20,808	$17,429	$19,029
2023	$21,310	$26,210	$20,214	$21,862
2024	$23,058	$32,449	$22,435	$23,515
2025	$24,286	$38,013	$25,291	$25,091

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.33%	8.46%	9.28%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Value Index	12.73%	10.02%	9.72%
S&P SmallCap 600® Value Index	6.70%	8.96%	9.64%

AssetsNet	$ 272,293,991
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 1,837,439
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$272,293,991 # of Portfolio Holdings219 Portfolio Turnover Rate61% Investment Advisory Fees Paid$1,837,439
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.7%
Preferred Stock	0.6%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	20.3%
Industrials	16.2%
Health Care	11.6%
Consumer Staples	8.4%
Real Estate	7.9%
Energy	7.4%
Information Technology	6.7%
Consumer Discretionary	6.3%
Utilities	6.2%
Materials	5.8%
Communication Services	1.1%
Short-Term Investments	2.7%
Liabilities in Excess of Other Assets	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.8%
Henry Schein, Inc.	1.4%
Graphic Packaging Holding Co.	1.3%
Commerce Bancshares, Inc.	1.3%
Baker Hughes Co.	1.2%
Timken Co.	1.2%
Willis Towers Watson PLC	1.2%
Reinsurance Group of America, Inc.	1.2%
US Bancorp	1.1%
Kenvue, Inc.	1.1%

Material Fund Change [Text Block]
C000029754
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class S
Trading Symbol	IASSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2500® Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection and an underweight in the industrials sector lifted relative performance, supported by machinery holdings such as Cummins and Oshkosh. Elsewhere in the portfolio, semiconductor testing company Teradyne was a top relative contributor.

↓ Top detractors from performance: Stock selection in the health care & materials sectors detracted from relative performance.   Individual detractors included Zimmer Biomet Holdings and not owning biotechnology and pharmaceuticals stocks also detracted.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$12,406	$11,274	$12,520	$13,132
2017	$13,785	$13,656	$13,817	$14,643
2018	$11,808	$12,941	$12,109	$12,793
2019	$15,429	$16,955	$14,962	$15,932
2020	$15,972	$20,497	$15,692	$16,335
2021	$20,333	$25,756	$20,052	$21,391
2022	$19,194	$20,808	$17,429	$19,029
2023	$20,877	$26,210	$20,214	$21,862
2024	$22,551	$32,449	$22,435	$23,515
2025	$23,675	$38,013	$25,291	$25,091

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	4.99%	8.19%	9.00%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Value Index	12.73%	10.02%	9.72%
S&P SmallCap 600® Value Index	6.70%	8.96%	9.64%

AssetsNet	$ 272,293,991
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 1,837,439
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$272,293,991 # of Portfolio Holdings219 Portfolio Turnover Rate61% Investment Advisory Fees Paid$1,837,439
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.7%
Preferred Stock	0.6%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	20.3%
Industrials	16.2%
Health Care	11.6%
Consumer Staples	8.4%
Real Estate	7.9%
Energy	7.4%
Information Technology	6.7%
Consumer Discretionary	6.3%
Utilities	6.2%
Materials	5.8%
Communication Services	1.1%
Short-Term Investments	2.7%
Liabilities in Excess of Other Assets	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.8%
Henry Schein, Inc.	1.4%
Graphic Packaging Holding Co.	1.3%
Commerce Bancshares, Inc.	1.3%
Baker Hughes Co.	1.2%
Timken Co.	1.2%
Willis Towers Watson PLC	1.2%
Reinsurance Group of America, Inc.	1.2%
US Bancorp	1.1%
Kenvue, Inc.	1.1%

Material Fund Change [Text Block]
C000074837
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> American Century Small-Mid Cap Value Portfolio
Class Name	Class S2
Trading Symbol	ISMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2500® Value Index, primarily due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection and an underweight in the industrials sector lifted relative performance, supported by machinery holdings such as Cummins and Oshkosh. Elsewhere in the portfolio, semiconductor testing company Teradyne was a top relative contributor.

↓ Top detractors from performance: Stock selection in the health care & materials sectors detracted from relative performance.   Individual detractors included Zimmer Biomet Holdings and not owning biotechnology and pharmaceuticals stocks also detracted.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 2500™ Value Index	S&P SmallCap 600® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$12,393	$11,274	$12,520	$13,132
2017	$13,750	$13,656	$13,817	$14,643
2018	$11,759	$12,941	$12,109	$12,793
2019	$15,336	$16,955	$14,962	$15,932
2020	$15,858	$20,497	$15,692	$16,335
2021	$20,157	$25,756	$20,052	$21,391
2022	$18,994	$20,808	$17,429	$19,029
2023	$20,627	$26,210	$20,214	$21,862
2024	$22,237	$32,449	$22,435	$23,515
2025	$23,325	$38,013	$25,291	$25,091

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	4.89%	8.02%	8.84%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Value Index	12.73%	10.02%	9.72%
S&P SmallCap 600® Value Index	6.70%	8.96%	9.64%

AssetsNet	$ 272,293,991
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 1,837,439
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$272,293,991 # of Portfolio Holdings219 Portfolio Turnover Rate61% Investment Advisory Fees Paid$1,837,439
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.7%
Preferred Stock	0.6%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	20.3%
Industrials	16.2%
Health Care	11.6%
Consumer Staples	8.4%
Real Estate	7.9%
Energy	7.4%
Information Technology	6.7%
Consumer Discretionary	6.3%
Utilities	6.2%
Materials	5.8%
Communication Services	1.1%
Short-Term Investments	2.7%
Liabilities in Excess of Other Assets	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.8%
Henry Schein, Inc.	1.4%
Graphic Packaging Holding Co.	1.3%
Commerce Bancshares, Inc.	1.3%
Baker Hughes Co.	1.2%
Timken Co.	1.2%
Willis Towers Watson PLC	1.2%
Reinsurance Group of America, Inc.	1.2%
US Bancorp	1.1%
Kenvue, Inc.	1.1%

Material Fund Change [Text Block]
C000020754
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class ADV
Trading Symbol	IBSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$142	1.50%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Growth Index primarily due to due to style-related biases, active industry exposures, and stock-specific issues.

↑ Top contributors to performance: At a sector level, health care & industrials contributed to performance. Individual contributors included FIGS, Inc., IDEXX Laboratories, Inc., and Karman Holdings Inc.

↓ Top detractors from performance: On a sector level, adverse stock selection in financials, information technology & real estate weighed on relative performance. Higher exposure to the lagging financials and consumer discretionary sectors, as well as underexposure to the better performing industrials sector also proved costly.    Individual detractors included Gartner, Inc., Choice Hotels International, Inc., & FactSet Research Systems Inc.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,506	$11,274	$11,132	$10,973
2017	$13,434	$13,656	$13,600	$13,657
2018	$13,145	$12,941	$12,334	$12,637
2019	$18,172	$16,955	$15,846	$16,763
2020	$24,149	$20,497	$21,334	$23,547
2021	$29,013	$25,756	$21,938	$24,733
2022	$22,078	$20,808	$16,155	$18,251
2023	$25,294	$26,210	$19,169	$21,706
2024	$26,396	$32,449	$22,074	$24,722
2025	$23,467	$38,013	$24,947	$27,271

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	-11.10%	-0.57%	8.90%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%

AssetsNet	$ 295,017,878
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,975,214
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$295,017,878 # of Portfolio Holdings40 Portfolio Turnover Rate13% Investment Advisory Fees Paid$2,975,214
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Value	Value
Financials	32.4%
Information Technology	23.7%
Consumer Discretionary	17.8%
Health Care	12.8%
Real Estate	6.5%
Industrials	6.4%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	8.7%
Gartner, Inc.	6.5%
CoStar Group, Inc.	6.5%
Arch Capital Group Ltd.	6.1%
Guidewire Software, Inc.	6.0%
Vail Resorts, Inc.	5.9%
IDEXX Laboratories, Inc.	5.5%
Kinsale Capital Group, Inc.	5.1%
Figs, Inc. - Class A	4.7%
Primerica, Inc.	4.2%

Material Fund Change [Text Block]
C000020755
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class I
Trading Symbol	IBGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$95	1.00%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Growth Index primarily due to due to style-related biases, active industry exposures, and stock-specific issues.

↑ Top contributors to performance: At a sector level, health care & industrials contributed to performance. Individual contributors included FIGS, Inc., IDEXX Laboratories, Inc., and Karman Holdings Inc.

↓ Top detractors from performance: On a sector level, adverse stock selection in financials, information technology & real estate weighed on relative performance. Higher exposure to the lagging financials and consumer discretionary sectors, as well as underexposure to the better performing industrials sector also proved costly.    Individual detractors included Gartner, Inc., Choice Hotels International, Inc., & FactSet Research Systems Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,556	$11,274	$11,132	$10,973
2017	$13,567	$13,656	$13,600	$13,657
2018	$13,340	$12,941	$12,334	$12,637
2019	$18,538	$16,955	$15,846	$16,763
2020	$24,757	$20,497	$21,334	$23,547
2021	$29,888	$25,756	$21,938	$24,733
2022	$22,864	$20,808	$16,155	$18,251
2023	$26,316	$26,210	$19,169	$21,706
2024	$27,603	$32,449	$22,074	$24,722
2025	$24,652	$38,013	$24,947	$27,271

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	-10.69%	-0.08%	9.44%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%

AssetsNet	$ 295,017,878
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,975,214
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$295,017,878 # of Portfolio Holdings40 Portfolio Turnover Rate13% Investment Advisory Fees Paid$2,975,214
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Value	Value
Financials	32.4%
Information Technology	23.7%
Consumer Discretionary	17.8%
Health Care	12.8%
Real Estate	6.5%
Industrials	6.4%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	8.7%
Gartner, Inc.	6.5%
CoStar Group, Inc.	6.5%
Arch Capital Group Ltd.	6.1%
Guidewire Software, Inc.	6.0%
Vail Resorts, Inc.	5.9%
IDEXX Laboratories, Inc.	5.5%
Kinsale Capital Group, Inc.	5.1%
Figs, Inc. - Class A	4.7%
Primerica, Inc.	4.2%

Material Fund Change [Text Block]
C000168853
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class R6
Trading Symbol	VYRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$94	0.99%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Growth Index primarily due to due to style-related biases, active industry exposures, and stock-specific issues.

↑ Top contributors to performance: At a sector level, health care & industrials contributed to performance. Individual contributors included FIGS, Inc., IDEXX Laboratories, Inc., and Karman Holdings Inc.

↓ Top detractors from performance: On a sector level, adverse stock selection in financials, information technology & real estate weighed on relative performance. Higher exposure to the lagging financials and consumer discretionary sectors, as well as underexposure to the better performing industrials sector also proved costly.    Individual detractors included Gartner, Inc., Choice Hotels International, Inc., & FactSet Research Systems Inc.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
5/3/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,410	$11,120	$11,657	$11,228
2017	$13,378	$13,470	$14,241	$13,974
2018	$13,158	$12,764	$12,915	$12,930
2019	$18,282	$16,723	$16,594	$17,152
2020	$24,417	$20,217	$22,340	$24,094
2021	$29,482	$25,404	$22,972	$25,308
2022	$22,552	$20,524	$16,917	$18,675
2023	$25,962	$25,852	$20,073	$22,210
2024	$27,239	$32,006	$23,115	$25,297
2025	$24,327	$37,494	$26,123	$27,905

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	-10.69%	-0.07%	9.64%
Russell 3000® Index	17.15%	13.15%	14.66%
Russell 2000® Growth Index	13.01%	3.18%	10.45%
Russell 2500™ Growth Index	10.31%	2.98%	11.21%

AssetsNet	$ 295,017,878
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,975,214
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$295,017,878 # of Portfolio Holdings40 Portfolio Turnover Rate13% Investment Advisory Fees Paid$2,975,214
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Value	Value
Financials	32.4%
Information Technology	23.7%
Consumer Discretionary	17.8%
Health Care	12.8%
Real Estate	6.5%
Industrials	6.4%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	8.7%
Gartner, Inc.	6.5%
CoStar Group, Inc.	6.5%
Arch Capital Group Ltd.	6.1%
Guidewire Software, Inc.	6.0%
Vail Resorts, Inc.	5.9%
IDEXX Laboratories, Inc.	5.5%
Kinsale Capital Group, Inc.	5.1%
Figs, Inc. - Class A	4.7%
Primerica, Inc.	4.2%

Material Fund Change [Text Block]
C000020756
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class S
Trading Symbol	IBSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$118	1.25%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Growth Index primarily due to due to style-related biases, active industry exposures, and stock-specific issues.

↑ Top contributors to performance: At a sector level, health care & industrials contributed to performance. Individual contributors included FIGS, Inc., IDEXX Laboratories, Inc., and Karman Holdings Inc.

↓ Top detractors from performance: On a sector level, adverse stock selection in financials, information technology & real estate weighed on relative performance. Higher exposure to the lagging financials and consumer discretionary sectors, as well as underexposure to the better performing industrials sector also proved costly.    Individual detractors included Gartner, Inc., Choice Hotels International, Inc., & FactSet Research Systems Inc.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,533	$11,274	$11,132	$10,973
2017	$13,504	$13,656	$13,600	$13,657
2018	$13,248	$12,941	$12,334	$12,637
2019	$18,351	$16,955	$15,846	$16,763
2020	$24,454	$20,497	$21,334	$23,547
2021	$29,451	$25,756	$21,938	$24,733
2022	$22,474	$20,808	$16,155	$18,251
2023	$25,799	$26,210	$19,169	$21,706
2024	$27,002	$32,449	$22,074	$24,722
2025	$24,048	$38,013	$24,947	$27,271

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	-10.94%	-0.34%	9.17%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%

AssetsNet	$ 295,017,878
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,975,214
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$295,017,878 # of Portfolio Holdings40 Portfolio Turnover Rate13% Investment Advisory Fees Paid$2,975,214
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Value	Value
Financials	32.4%
Information Technology	23.7%
Consumer Discretionary	17.8%
Health Care	12.8%
Real Estate	6.5%
Industrials	6.4%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	8.7%
Gartner, Inc.	6.5%
CoStar Group, Inc.	6.5%
Arch Capital Group Ltd.	6.1%
Guidewire Software, Inc.	6.0%
Vail Resorts, Inc.	5.9%
IDEXX Laboratories, Inc.	5.5%
Kinsale Capital Group, Inc.	5.1%
Figs, Inc. - Class A	4.7%
Primerica, Inc.	4.2%

Material Fund Change [Text Block]
C000074832
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Baron Growth Portfolio
Class Name	Class S2
Trading Symbol	IBCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$132	1.40%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Growth Index primarily due to due to style-related biases, active industry exposures, and stock-specific issues.

↑ Top contributors to performance: At a sector level, health care & industrials contributed to performance. Individual contributors included FIGS, Inc., IDEXX Laboratories, Inc., and Karman Holdings Inc.

↓ Top detractors from performance: On a sector level, adverse stock selection in financials, information technology & real estate weighed on relative performance. Higher exposure to the lagging financials and consumer discretionary sectors, as well as underexposure to the better performing industrials sector also proved costly.    Individual detractors included Gartner, Inc., Choice Hotels International, Inc., & FactSet Research Systems Inc.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 2000® Growth Index	Russell 2500™ Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,517	$11,274	$11,132	$10,973
2017	$13,463	$13,656	$13,600	$13,657
2018	$13,187	$12,941	$12,334	$12,637
2019	$18,246	$16,955	$15,846	$16,763
2020	$24,267	$20,497	$21,334	$23,547
2021	$29,182	$25,756	$21,938	$24,733
2022	$22,240	$20,808	$16,155	$18,251
2023	$25,498	$26,210	$19,169	$21,706
2024	$26,638	$32,449	$22,074	$24,722
2025	$23,699	$38,013	$24,947	$27,271

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	-11.04%	-0.47%	9.01%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%

AssetsNet	$ 295,017,878
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,975,214
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$295,017,878 # of Portfolio Holdings40 Portfolio Turnover Rate13% Investment Advisory Fees Paid$2,975,214
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Value	Value
Financials	32.4%
Information Technology	23.7%
Consumer Discretionary	17.8%
Health Care	12.8%
Real Estate	6.5%
Industrials	6.4%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

MSCI, Inc.	8.7%
Gartner, Inc.	6.5%
CoStar Group, Inc.	6.5%
Arch Capital Group Ltd.	6.1%
Guidewire Software, Inc.	6.0%
Vail Resorts, Inc.	5.9%
IDEXX Laboratories, Inc.	5.5%
Kinsale Capital Group, Inc.	5.1%
Figs, Inc. - Class A	4.7%
Primerica, Inc.	4.2%

Material Fund Change [Text Block]
C000020760
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class ADV
Trading Symbol	ISBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$131	1.21%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Russell 1000® Index (before the deduction of fees and expenses).

↑ Top contributors to performance:  Sector allocation positively impacted relative performance, driven by underweight positions in consumer staples, real estate, & consumer discretionary, along with an overweight position in communication services. Security selection also contributed positively, with communication services as the top relative contributor, followed by consumer discretionary & financials. Top relative contributors included Electronic Arts, Broadcom, and eBay.

↓ Top detractors from performance: Security selection within consumer staples, health care, & energy detracted from relative results, as did overweight positions in health care & financials.  Top detractors included  Marvell Technology, ON Semiconductor, and Honeywell.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 1000® Index
2015	$10,000	$10,000	$10,000
2016	$10,812	$11,274	$11,205
2017	$13,117	$13,656	$13,635
2018	$11,907	$12,941	$12,984
2019	$15,766	$16,955	$17,064
2020	$19,112	$20,497	$20,641
2021	$23,626	$25,756	$26,101
2022	$19,174	$20,808	$21,108
2023	$25,185	$26,210	$26,707
2024	$30,930	$32,449	$33,253
2025	$36,122	$38,013	$39,028

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	16.79%	13.58%	13.70%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Index	17.37%	13.59%	14.59%

AssetsNet	$ 78,459,598
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 420,525
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$78,459,598 # of Portfolio Holdings81 Portfolio Turnover Rate51% Investment Advisory Fees Paid$420,525
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	34.6%
Financials	15.2%
Communication Services	13.1%
Health Care	10.6%
Consumer Discretionary	9.4%
Industrials	7.6%
Energy	3.1%
Consumer Staples	2.2%
Utilities	2.0%
Real Estate	0.8%
Materials	0.4%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	8.3%
Microsoft Corp.	7.4%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.6%
Alphabet, Inc. - Class A	3.3%
Alphabet, Inc. - Class C	3.0%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.4%
Bank of America Corp.	2.2%

Material Fund Change [Text Block]
C000020761
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class I
Trading Symbol	ISFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Russell 1000® Index (before the deduction of fees and expenses).

↑ Top contributors to performance:  Sector allocation positively impacted relative performance, driven by underweight positions in consumer staples, real estate, & consumer discretionary, along with an overweight position in communication services. Security selection also contributed positively, with communication services as the top relative contributor, followed by consumer discretionary & financials. Top relative contributors included Electronic Arts, Broadcom, and eBay.

↓ Top detractors from performance: Security selection within consumer staples, health care, & energy detracted from relative results, as did overweight positions in health care & financials.  Top detractors included  Marvell Technology, ON Semiconductor, and Honeywell.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Index
2015	$10,000	$10,000	$10,000
2016	$10,864	$11,274	$11,205
2017	$13,250	$13,656	$13,635
2018	$12,088	$12,941	$12,984
2019	$16,084	$16,955	$17,064
2020	$19,589	$20,497	$20,641
2021	$24,335	$25,756	$26,101
2022	$19,830	$20,808	$21,108
2023	$26,193	$26,210	$26,707
2024	$32,319	$32,449	$33,253
2025	$37,946	$38,013	$39,028

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	17.41%	14.14%	14.27%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Index	17.37%	13.59%	14.59%

AssetsNet	$ 78,459,598
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 420,525
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$78,459,598 # of Portfolio Holdings81 Portfolio Turnover Rate51% Investment Advisory Fees Paid$420,525
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	34.6%
Financials	15.2%
Communication Services	13.1%
Health Care	10.6%
Consumer Discretionary	9.4%
Industrials	7.6%
Energy	3.1%
Consumer Staples	2.2%
Utilities	2.0%
Real Estate	0.8%
Materials	0.4%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	8.3%
Microsoft Corp.	7.4%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.6%
Alphabet, Inc. - Class A	3.3%
Alphabet, Inc. - Class C	3.0%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.4%
Bank of America Corp.	2.2%

Material Fund Change [Text Block]
C000020762
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Contrarian Core Portfolio
Class Name	Class S
Trading Symbol	ISCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Russell 1000® Index (before the deduction of fees and expenses).

↑ Top contributors to performance:  Sector allocation positively impacted relative performance, driven by underweight positions in consumer staples, real estate, & consumer discretionary, along with an overweight position in communication services. Security selection also contributed positively, with communication services as the top relative contributor, followed by consumer discretionary & financials. Top relative contributors included Electronic Arts, Broadcom, and eBay.

↓ Top detractors from performance: Security selection within consumer staples, health care, & energy detracted from relative results, as did overweight positions in health care & financials.  Top detractors included  Marvell Technology, ON Semiconductor, and Honeywell.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 1000® Index
2015	$10,000	$10,000	$10,000
2016	$10,841	$11,274	$11,205
2017	$13,180	$13,656	$13,635
2018	$11,995	$12,941	$12,984
2019	$15,960	$16,955	$17,064
2020	$19,385	$20,497	$20,641
2021	$24,025	$25,756	$26,101
2022	$19,547	$20,808	$21,108
2023	$25,754	$26,210	$26,707
2024	$31,695	$32,449	$33,253
2025	$37,109	$38,013	$39,028

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	17.08%	13.87%	14.01%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Index	17.37%	13.59%	14.59%

AssetsNet	$ 78,459,598
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 420,525
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$78,459,598 # of Portfolio Holdings81 Portfolio Turnover Rate51% Investment Advisory Fees Paid$420,525
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.1%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	34.6%
Financials	15.2%
Communication Services	13.1%
Health Care	10.6%
Consumer Discretionary	9.4%
Industrials	7.6%
Energy	3.1%
Consumer Staples	2.2%
Utilities	2.0%
Real Estate	0.8%
Materials	0.4%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	8.3%
Microsoft Corp.	7.4%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.6%
Alphabet, Inc. - Class A	3.3%
Alphabet, Inc. - Class C	3.0%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.4%
Bank of America Corp.	2.2%

Material Fund Change [Text Block]
C000027676
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class ADV
Trading Symbol	ICSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$149	1.43%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Value Index driven primarily by security selection.

↑ Top contributors to performance: Security selection within financials contributed most to relative performance. Sector allocation also positively contributed, chiefly due to overweights to technology & materials. Top individual contributors included Laureate Education & MP Materials.

↓ Top detractors from performance: Security selection within materials, health care, and information technology detracted most from relative performance. An underweight to communication services also proved to be a headwind.  Individual detractors included position in ICU Medical & lack of exposure to EchoStar.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2016	$12,341	$11,274	$13,174
2017	$13,656	$13,656	$14,207
2018	$11,203	$12,941	$12,380
2019	$13,430	$16,955	$15,152
2020	$14,677	$20,497	$15,853
2021	$19,646	$25,756	$20,335
2022	$16,871	$20,808	$17,390
2023	$19,160	$26,210	$19,938
2024	$21,275	$32,449	$21,543
2025	$22,934	$38,013	$24,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	7.80%	9.34%	8.65%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

AssetsNet	$ 61,237,725
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 686,801
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$61,237,725 # of Portfolio Holdings101 Portfolio Turnover Rate114% Investment Advisory Fees Paid$686,801
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Exchange-Traded Funds	0.5%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	15.8%
Consumer Discretionary	14.8%
Real Estate	13.9%
Information Technology	9.4%
Health Care	7.4%
Energy	6.0%
Materials	4.6%
Utilities	3.5%
Consumer Staples	2.7%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Commercial Metals Co.	2.0%
Essent Group Ltd.	2.0%
BankUnited, Inc.	1.8%
Cushman & Wakefield Ltd.	1.8%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Assured Guaranty Ltd.	1.6%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc. - Class A	1.6%
Victoria's Secret & Co.	1.6%

Material Fund Change [Text Block]
C000027677
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class I
Trading Symbol	ICISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Value Index driven primarily by security selection.

↑ Top contributors to performance: Security selection within financials contributed most to relative performance. Sector allocation also positively contributed, chiefly due to overweights to technology & materials. Top individual contributors included Laureate Education & MP Materials.

↓ Top detractors from performance: Security selection within materials, health care, and information technology detracted most from relative performance. An underweight to communication services also proved to be a headwind.  Individual detractors included position in ICU Medical & lack of exposure to EchoStar.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2016	$12,400	$11,274	$13,174
2017	$13,790	$13,656	$14,207
2018	$11,373	$12,941	$12,380
2019	$13,695	$16,955	$15,152
2020	$15,049	$20,497	$15,853
2021	$20,244	$25,756	$20,335
2022	$17,476	$20,808	$17,390
2023	$19,944	$26,210	$19,938
2024	$22,249	$32,449	$21,543
2025	$24,110	$38,013	$24,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	8.36%	9.89%	9.20%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

AssetsNet	$ 61,237,725
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 686,801
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$61,237,725 # of Portfolio Holdings101 Portfolio Turnover Rate114% Investment Advisory Fees Paid$686,801
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Exchange-Traded Funds	0.5%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	15.8%
Consumer Discretionary	14.8%
Real Estate	13.9%
Information Technology	9.4%
Health Care	7.4%
Energy	6.0%
Materials	4.6%
Utilities	3.5%
Consumer Staples	2.7%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Commercial Metals Co.	2.0%
Essent Group Ltd.	2.0%
BankUnited, Inc.	1.8%
Cushman & Wakefield Ltd.	1.8%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Assured Guaranty Ltd.	1.6%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc. - Class A	1.6%
Victoria's Secret & Co.	1.6%

Material Fund Change [Text Block]
C000168857
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class R6
Trading Symbol	VYRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Value Index driven primarily by security selection.

↑ Top contributors to performance: Security selection within financials contributed most to relative performance. Sector allocation also positively contributed, chiefly due to overweights to technology & materials. Top individual contributors included Laureate Education & MP Materials.

↓ Top detractors from performance: Security selection within materials, health care, and information technology detracted most from relative performance. An underweight to communication services also proved to be a headwind.  Individual detractors included position in ICU Medical & lack of exposure to EchoStar.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Value Index
5/3/2016	$10,000	$10,000	$10,000
2016	$12,285	$11,120	$12,787
2017	$13,661	$13,470	$13,790
2018	$11,260	$12,764	$12,016
2019	$13,567	$16,723	$14,707
2020	$14,915	$20,217	$15,388
2021	$20,072	$25,404	$19,738
2022	$17,339	$20,524	$16,880
2023	$19,806	$25,852	$19,352
2024	$22,110	$32,006	$20,911
2025	$23,962	$37,494	$23,544

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	8.38%	9.95%	9.47%
Russell 3000® Index	17.15%	13.15%	14.66%
Russell 2000® Value Index	12.59%	8.88%	9.27%

AssetsNet	$ 61,237,725
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 686,801
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$61,237,725 # of Portfolio Holdings101 Portfolio Turnover Rate114% Investment Advisory Fees Paid$686,801
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Exchange-Traded Funds	0.5%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	15.8%
Consumer Discretionary	14.8%
Real Estate	13.9%
Information Technology	9.4%
Health Care	7.4%
Energy	6.0%
Materials	4.6%
Utilities	3.5%
Consumer Staples	2.7%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Commercial Metals Co.	2.0%
Essent Group Ltd.	2.0%
BankUnited, Inc.	1.8%
Cushman & Wakefield Ltd.	1.8%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Assured Guaranty Ltd.	1.6%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc. - Class A	1.6%
Victoria's Secret & Co.	1.6%

Material Fund Change [Text Block]
C000027678
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class S
Trading Symbol	ICSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$123	1.18%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Value Index driven primarily by security selection.

↑ Top contributors to performance: Security selection within financials contributed most to relative performance. Sector allocation also positively contributed, chiefly due to overweights to technology & materials. Top individual contributors included Laureate Education & MP Materials.

↓ Top detractors from performance: Security selection within materials, health care, and information technology detracted most from relative performance. An underweight to communication services also proved to be a headwind.  Individual detractors included position in ICU Medical & lack of exposure to EchoStar.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2016	$12,370	$11,274	$13,174
2017	$13,721	$13,656	$14,207
2018	$11,284	$12,941	$12,380
2019	$13,565	$16,955	$15,152
2020	$14,859	$20,497	$15,853
2021	$19,944	$25,756	$20,335
2022	$17,171	$20,808	$17,390
2023	$19,550	$26,210	$19,938
2024	$21,754	$32,449	$21,543
2025	$23,503	$38,013	$24,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	8.04%	9.60%	8.92%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

AssetsNet	$ 61,237,725
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 686,801
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$61,237,725 # of Portfolio Holdings101 Portfolio Turnover Rate114% Investment Advisory Fees Paid$686,801
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Exchange-Traded Funds	0.5%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	15.8%
Consumer Discretionary	14.8%
Real Estate	13.9%
Information Technology	9.4%
Health Care	7.4%
Energy	6.0%
Materials	4.6%
Utilities	3.5%
Consumer Staples	2.7%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Commercial Metals Co.	2.0%
Essent Group Ltd.	2.0%
BankUnited, Inc.	1.8%
Cushman & Wakefield Ltd.	1.8%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Assured Guaranty Ltd.	1.6%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc. - Class A	1.6%
Victoria's Secret & Co.	1.6%

Material Fund Change [Text Block]
C000074835
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Small Cap Value II Portfolio
Class Name	Class S2
Trading Symbol	ICVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$138	1.33%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Value Index driven primarily by security selection.

↑ Top contributors to performance: Security selection within financials contributed most to relative performance. Sector allocation also positively contributed, chiefly due to overweights to technology & materials. Top individual contributors included Laureate Education & MP Materials.

↓ Top detractors from performance: Security selection within materials, health care, and information technology detracted most from relative performance. An underweight to communication services also proved to be a headwind.  Individual detractors included position in ICU Medical & lack of exposure to EchoStar.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2016	$12,357	$11,274	$13,174
2017	$13,689	$13,656	$14,207
2018	$11,243	$12,941	$12,380
2019	$13,485	$16,955	$15,152
2020	$14,760	$20,497	$15,853
2021	$19,772	$25,756	$20,335
2022	$16,992	$20,808	$17,390
2023	$19,320	$26,210	$19,938
2024	$21,468	$32,449	$21,543
2025	$23,170	$38,013	$24,257

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	7.92%	9.44%	8.77%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

AssetsNet	$ 61,237,725
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 686,801
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$61,237,725 # of Portfolio Holdings101 Portfolio Turnover Rate114% Investment Advisory Fees Paid$686,801
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	0.7%
Exchange-Traded Funds	0.5%
Common Stock	99.3%

Sector Allocation

Value	Value
Financials	21.2%
Industrials	15.8%
Consumer Discretionary	14.8%
Real Estate	13.9%
Information Technology	9.4%
Health Care	7.4%
Energy	6.0%
Materials	4.6%
Utilities	3.5%
Consumer Staples	2.7%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Commercial Metals Co.	2.0%
Essent Group Ltd.	2.0%
BankUnited, Inc.	1.8%
Cushman & Wakefield Ltd.	1.8%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Assured Guaranty Ltd.	1.6%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc. - Class A	1.6%
Victoria's Secret & Co.	1.6%

Material Fund Change [Text Block]
C000020751
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Comstock Portfolio
Class Name	Class ADV
Trading Symbol	IVKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$130	1.20%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Russell 1000® Value Index.

↑ Top contributors to performance: Stock selection in financials, healthcare & consumer discretionary contributed to performance. In financials, large diversified & regional banks generally performed well. In healthcare, CVS Healthcare in services & Elevance Health, having no exposure to specialty retail stocks and a material underweight to textiles apparel and luxury goods were the key contributors.

↓ Top detractors from performance: Stock selection in information technology & communication services, as well as the allocation to cash, were key detractors from relative return. Detractors in IT also included not owning stocks such as Micron Technology, Advanced Micro Devices, Applied Materials&  Analog Devices outperformed for the period. In communication services, Alphabet & Charter Communications were relative detractors.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	S&P 500® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,751	$11,274	$11,196	$11,734
2017	$13,786	$13,656	$13,640	$13,337
2018	$12,054	$12,941	$13,043	$12,234
2019	$15,051	$16,955	$17,150	$15,481
2020	$14,940	$20,497	$20,305	$15,914
2021	$19,824	$25,756	$26,135	$19,918
2022	$19,847	$20,808	$21,402	$18,416
2023	$22,170	$26,210	$27,028	$20,527
2024	$25,371	$32,449	$33,790	$23,477
2025	$29,614	$38,013	$39,832	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	16.72%	14.66%	11.47%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 238,985,222
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,410,227
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$238,985,222 # of Portfolio Holdings77 Portfolio Turnover Rate22% Investment Advisory Fees Paid$1,410,227
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.5%
Common Stock	96.4%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	17.6%
Information Technology	11.7%
Industrials	10.5%
Consumer Staples	8.3%
Communication Services	8.1%
Energy	6.8%
Consumer Discretionary	5.7%
Utilities	3.8%
Materials	2.7%
Real Estate	0.7%
Short-Term Investments	3.5%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.7%
Alphabet, Inc. - Class A	3.5%
Microsoft Corp.	2.7%
Wells Fargo & Co.	2.7%
CVS Health Corp.	2.6%
Cisco Systems, Inc.	2.7%
State Street Corp.	2.3%
Chevron Corp.	2.3%
FedEx Corp.	2.0%
Citigroup, Inc.	1.8%

Material Fund Change [Text Block]
C000020752
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Comstock Portfolio
Class Name	Class I
Trading Symbol	IVKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Russell 1000® Value Index.

↑ Top contributors to performance: Stock selection in financials, healthcare & consumer discretionary contributed to performance. In financials, large diversified & regional banks generally performed well. In healthcare, CVS Healthcare in services & Elevance Health, having no exposure to specialty retail stocks and a material underweight to textiles apparel and luxury goods were the key contributors.

↓ Top detractors from performance: Stock selection in information technology & communication services, as well as the allocation to cash, were key detractors from relative return. Detractors in IT also included not owning stocks such as Micron Technology, Advanced Micro Devices, Applied Materials&  Analog Devices outperformed for the period. In communication services, Alphabet & Charter Communications were relative detractors.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P 500® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,813	$11,274	$11,196	$11,734
2017	$13,934	$13,656	$13,640	$13,337
2018	$12,240	$12,941	$13,043	$12,234
2019	$15,362	$16,955	$17,150	$15,481
2020	$15,328	$20,497	$20,305	$15,914
2021	$20,437	$25,756	$26,135	$19,918
2022	$20,565	$20,808	$21,402	$18,416
2023	$23,084	$26,210	$27,028	$20,527
2024	$26,559	$32,449	$33,790	$23,477
2025	$31,136	$38,013	$39,832	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	17.24%	15.23%	12.03%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 238,985,222
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,410,227
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$238,985,222 # of Portfolio Holdings77 Portfolio Turnover Rate22% Investment Advisory Fees Paid$1,410,227
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.5%
Common Stock	96.4%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	17.6%
Information Technology	11.7%
Industrials	10.5%
Consumer Staples	8.3%
Communication Services	8.1%
Energy	6.8%
Consumer Discretionary	5.7%
Utilities	3.8%
Materials	2.7%
Real Estate	0.7%
Short-Term Investments	3.5%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.7%
Alphabet, Inc. - Class A	3.5%
Microsoft Corp.	2.7%
Wells Fargo & Co.	2.7%
CVS Health Corp.	2.6%
Cisco Systems, Inc.	2.7%
State Street Corp.	2.3%
Chevron Corp.	2.3%
FedEx Corp.	2.0%
Citigroup, Inc.	1.8%

Material Fund Change [Text Block]
C000020753
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Comstock Portfolio
Class Name	Class S
Trading Symbol	IVKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Russell 1000® Value Index.

↑ Top contributors to performance: Stock selection in financials, healthcare & consumer discretionary contributed to performance. In financials, large diversified & regional banks generally performed well. In healthcare, CVS Healthcare in services & Elevance Health, having no exposure to specialty retail stocks and a material underweight to textiles apparel and luxury goods were the key contributors.

↓ Top detractors from performance: Stock selection in information technology & communication services, as well as the allocation to cash, were key detractors from relative return. Detractors in IT also included not owning stocks such as Micron Technology, Advanced Micro Devices, Applied Materials&  Analog Devices outperformed for the period. In communication services, Alphabet & Charter Communications were relative detractors.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P 500® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,779	$11,274	$11,196	$11,734
2017	$13,861	$13,656	$13,640	$13,337
2018	$12,143	$12,941	$13,043	$12,234
2019	$15,208	$16,955	$17,150	$15,481
2020	$15,136	$20,497	$20,305	$15,914
2021	$20,124	$25,756	$26,135	$19,918
2022	$20,200	$20,808	$21,402	$18,416
2023	$22,631	$26,210	$27,028	$20,527
2024	$25,958	$32,449	$33,790	$23,477
2025	$30,375	$38,013	$39,832	$27,211

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	17.02%	14.95%	11.75%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet	$ 238,985,222
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,410,227
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$238,985,222 # of Portfolio Holdings77 Portfolio Turnover Rate22% Investment Advisory Fees Paid$1,410,227
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.5%
Common Stock	96.4%

Sector Allocation

Value	Value
Financials	20.5%
Health Care	17.6%
Information Technology	11.7%
Industrials	10.5%
Consumer Staples	8.3%
Communication Services	8.1%
Energy	6.8%
Consumer Discretionary	5.7%
Utilities	3.8%
Materials	2.7%
Real Estate	0.7%
Short-Term Investments	3.5%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	3.7%
Alphabet, Inc. - Class A	3.5%
Microsoft Corp.	2.7%
Wells Fargo & Co.	2.7%
CVS Health Corp.	2.6%
Cisco Systems, Inc.	2.7%
State Street Corp.	2.3%
Chevron Corp.	2.3%
FedEx Corp.	2.0%
Citigroup, Inc.	1.8%

Material Fund Change [Text Block]
C000020757
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class ADV
Trading Symbol	IUAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance:  Stock selection in industrials was the largest contributor to relative returns, due to strong performance from Johnson Controls & Vertiv. Stock selection & an underweight position in real estate also helped relative performance. Stock selection in health care, consumer staples, consumer discretionary, energy and utilities were positive to relative returns.

↓ Top detractors from performance: The fund holds high grade bonds and convertible securities to provide income & stability in volatile markets. These securities lagged the benchmark and detracted from the relative returns.  From an equity standpoint, stock selection in communication services was the largest detractor relative returns. Selection in financials and information technology detracted from relative returns due to Fiserv & Marvell Technology, respectively.

Line Graph [Table Text Block]
	Class ADV	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Index	Russell 1000® Value Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,469	$10,786	$10,265	$10,305	$11,734	$11,162
2017	$12,654	$13,371	$10,628	$10,717	$13,337	$12,250
2018	$11,402	$12,113	$10,629	$10,672	$12,234	$11,645
2019	$13,625	$15,335	$11,556	$11,708	$15,481	$13,959
2020	$14,935	$17,827	$12,424	$12,754	$15,914	$14,817
2021	$17,628	$21,132	$12,233	$12,531	$19,918	$16,879
2022	$16,206	$17,252	$10,641	$10,829	$18,416	$15,241
2023	$17,780	$21,083	$11,230	$11,449	$20,527	$16,654
2024	$19,811	$24,770	$11,370	$11,583	$23,477	$18,161
2025	$22,241	$30,303	$12,200	$12,380	$27,211	$20,395

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	12.27%	8.29%	8.32%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
Russell 1000® Value Index	15.91%	11.33%	10.53%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	12.30%	6.60%	7.39%

AssetsNet	$ 457,852,797
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 2,281,719
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$457,852,797 # of Portfolio Holdings347 Portfolio Turnover Rate126% Investment Advisory Fees Paid$2,281,719
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.3%
U.S. Treasury Obligations	8.5%
Convertible Bonds/Notes	9.6%
Corporate Bonds/Notes	13.3%
Common Stock	62.9%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.625%, 12/31/30	2.6%
United States Treasury Notes, 3.500%, 12/15/28	2.4%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.0%
Amazon.com, Inc.	1.7%
Philip Morris International, Inc.	1.6%
United States Treasury Notes, 3.375%, 12/31/27	1.5%
Microsoft Corp.	1.4%
Alphabet, Inc. - Class A	1.4%
Walt Disney Co.	1.4%

Material Fund Change [Text Block]
C000020758
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class I
Trading Symbol	IUAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance:  Stock selection in industrials was the largest contributor to relative returns, due to strong performance from Johnson Controls & Vertiv. Stock selection & an underweight position in real estate also helped relative performance. Stock selection in health care, consumer staples, consumer discretionary, energy and utilities were positive to relative returns.

↓ Top detractors from performance: The fund holds high grade bonds and convertible securities to provide income & stability in volatile markets. These securities lagged the benchmark and detracted from the relative returns.  From an equity standpoint, stock selection in communication services was the largest detractor relative returns. Selection in financials and information technology detracted from relative returns due to Fiserv & Marvell Technology, respectively.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Index	Russell 1000® Value Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,528	$10,786	$10,265	$10,305	$11,734	$11,162
2017	$12,784	$13,371	$10,628	$10,717	$13,337	$12,250
2018	$11,575	$12,113	$10,629	$10,672	$12,234	$11,645
2019	$13,901	$15,335	$11,556	$11,708	$15,481	$13,959
2020	$15,317	$17,827	$12,424	$12,754	$15,914	$14,817
2021	$18,166	$21,132	$12,233	$12,531	$19,918	$16,879
2022	$16,786	$17,252	$10,641	$10,829	$18,416	$15,241
2023	$18,505	$21,083	$11,230	$11,449	$20,527	$16,654
2024	$20,725	$24,770	$11,370	$11,583	$23,477	$18,161
2025	$23,377	$30,303	$12,200	$12,380	$27,211	$20,395

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.80%	8.82%	8.86%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
Russell 1000® Value Index	15.91%	11.33%	10.53%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	12.30%	6.60%	7.39%

AssetsNet	$ 457,852,797
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 2,281,719
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$457,852,797 # of Portfolio Holdings347 Portfolio Turnover Rate126% Investment Advisory Fees Paid$2,281,719
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.3%
U.S. Treasury Obligations	8.5%
Convertible Bonds/Notes	9.6%
Corporate Bonds/Notes	13.3%
Common Stock	62.9%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.625%, 12/31/30	2.6%
United States Treasury Notes, 3.500%, 12/15/28	2.4%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.0%
Amazon.com, Inc.	1.7%
Philip Morris International, Inc.	1.6%
United States Treasury Notes, 3.375%, 12/31/27	1.5%
Microsoft Corp.	1.4%
Alphabet, Inc. - Class A	1.4%
Walt Disney Co.	1.4%

Material Fund Change [Text Block]
C000020759
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class S
Trading Symbol	IUASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance:  Stock selection in industrials was the largest contributor to relative returns, due to strong performance from Johnson Controls & Vertiv. Stock selection & an underweight position in real estate also helped relative performance. Stock selection in health care, consumer staples, consumer discretionary, energy and utilities were positive to relative returns.

↓ Top detractors from performance: The fund holds high grade bonds and convertible securities to provide income & stability in volatile markets. These securities lagged the benchmark and detracted from the relative returns.  From an equity standpoint, stock selection in communication services was the largest detractor relative returns. Selection in financials and information technology detracted from relative returns due to Fiserv & Marvell Technology, respectively.

Line Graph [Table Text Block]
	Class S	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Index	Russell 1000® Value Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,500	$10,786	$10,265	$10,305	$11,734	$11,162
2017	$12,721	$13,371	$10,628	$10,717	$13,337	$12,250
2018	$11,490	$12,113	$10,629	$10,672	$12,234	$11,645
2019	$13,766	$15,335	$11,556	$11,708	$15,481	$13,959
2020	$15,126	$17,827	$12,424	$12,754	$15,914	$14,817
2021	$17,895	$21,132	$12,233	$12,531	$19,918	$16,879
2022	$16,494	$17,252	$10,641	$10,829	$18,416	$15,241
2023	$18,138	$21,083	$11,230	$11,449	$20,527	$16,654
2024	$20,262	$24,770	$11,370	$11,583	$23,477	$18,161
2025	$22,802	$30,303	$12,200	$12,380	$27,211	$20,395

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	12.53%	8.55%	8.59%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
Russell 1000® Value Index	15.91%	11.33%	10.53%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	12.30%	6.60%	7.39%

AssetsNet	$ 457,852,797
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 2,281,719
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$457,852,797 # of Portfolio Holdings347 Portfolio Turnover Rate126% Investment Advisory Fees Paid$2,281,719
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.3%
U.S. Treasury Obligations	8.5%
Convertible Bonds/Notes	9.6%
Corporate Bonds/Notes	13.3%
Common Stock	62.9%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.625%, 12/31/30	2.6%
United States Treasury Notes, 3.500%, 12/15/28	2.4%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.0%
Amazon.com, Inc.	1.7%
Philip Morris International, Inc.	1.6%
United States Treasury Notes, 3.375%, 12/31/27	1.5%
Microsoft Corp.	1.4%
Alphabet, Inc. - Class A	1.4%
Walt Disney Co.	1.4%

Material Fund Change [Text Block]
C000074833
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Equity and Income Portfolio
Class Name	Class S2
Trading Symbol	IVIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$108	1.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 1000® Value Index, primarily due to holdings in fixed income instruments & convertible securities.

↑ Top contributors to performance:  Stock selection in industrials was the largest contributor to relative returns, due to strong performance from Johnson Controls & Vertiv. Stock selection & an underweight position in real estate also helped relative performance. Stock selection in health care, consumer staples, consumer discretionary, energy and utilities were positive to relative returns.

↓ Top detractors from performance: The fund holds high grade bonds and convertible securities to provide income & stability in volatile markets. These securities lagged the benchmark and detracted from the relative returns.  From an equity standpoint, stock selection in communication services was the largest detractor relative returns. Selection in financials and information technology detracted from relative returns due to Fiserv & Marvell Technology, respectively.

Line Graph [Table Text Block]
	Class S2	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Index	Russell 1000® Value Index	60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$11,484	$10,786	$10,265	$10,305	$11,734	$11,162
2017	$12,687	$13,371	$10,628	$10,717	$13,337	$12,250
2018	$11,445	$12,113	$10,629	$10,672	$12,234	$11,645
2019	$13,692	$15,335	$11,556	$11,708	$15,481	$13,959
2020	$15,027	$17,827	$12,424	$12,754	$15,914	$14,817
2021	$17,757	$21,132	$12,233	$12,531	$19,918	$16,879
2022	$16,346	$17,252	$10,641	$10,829	$18,416	$15,241
2023	$17,954	$21,083	$11,230	$11,449	$20,527	$16,654
2024	$20,022	$24,770	$11,370	$11,583	$23,477	$18,161
2025	$22,500	$30,303	$12,200	$12,380	$27,211	$20,395

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	12.38%	8.41%	8.45%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit Index	6.88%	-0.59%	2.16%
Russell 1000® Value Index	15.91%	11.33%	10.53%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index	12.30%	6.60%	7.39%

AssetsNet	$ 457,852,797
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 2,281,719
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$457,852,797 # of Portfolio Holdings347 Portfolio Turnover Rate126% Investment Advisory Fees Paid$2,281,719
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.3%
U.S. Treasury Obligations	8.5%
Convertible Bonds/Notes	9.6%
Corporate Bonds/Notes	13.3%
Common Stock	62.9%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.625%, 12/31/30	2.6%
United States Treasury Notes, 3.500%, 12/15/28	2.4%
Wells Fargo & Co.	2.2%
Bank of America Corp.	2.0%
Amazon.com, Inc.	1.7%
Philip Morris International, Inc.	1.6%
United States Treasury Notes, 3.375%, 12/31/27	1.5%
Microsoft Corp.	1.4%
Alphabet, Inc. - Class A	1.4%
Walt Disney Co.	1.4%

Material Fund Change [Text Block]
C000020695
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class ADV
Trading Symbol	IJMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$139	1.36%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund underperformed the Russell Midcap® Value Index primarily due to stock selection in technology.

↑ Top contributors to performance: Stock selection and an overweight to health care sectors contributed to performance. At an individual stock level, positions in Cencora & State Street contributed to performance.

↓ Top detractors from performance: Stock Selection in technology and financials sectors detracted from performance.  At an individual stock level, positions in Bath & Body Works & Block detracted from performance.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell Midcap® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,442	$11,274	$12,000
2017	$12,976	$13,656	$13,601
2018	$11,371	$12,941	$11,929
2019	$14,306	$16,955	$15,157
2020	$14,317	$20,497	$15,909
2021	$18,490	$25,756	$20,418
2022	$16,855	$20,808	$17,962
2023	$18,588	$26,210	$20,245
2024	$21,136	$32,449	$22,891
2025	$22,003	$38,013	$25,420

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	4.10%	8.97%	8.21%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

AssetsNet	$ 183,763,897
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,581,696
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$183,763,897 # of Portfolio Holdings99 Portfolio Turnover Rate47% Investment Advisory Fees Paid$1,581,696
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.4%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	15.7%
Industrials	14.3%
Health Care	11.4%
Information Technology	8.5%
Utilities	8.5%
Consumer Discretionary	8.4%
Real Estate	8.2%
Materials	8.0%
Energy	6.7%
Consumer Staples	6.0%
Communication Services	2.5%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
IQVIA Holdings, Inc.	2.0%
Xcel Energy, Inc.	1.8%
Quest Diagnostics, Inc.	1.7%
Raymond James Financial, Inc.	1.7%
Omnicom Group, Inc.	1.7%
AmerisourceBergen Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
WEC Energy Group, Inc.	1.6%

Material Fund Change [Text Block]
C000020696
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class I
Trading Symbol	IJMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund underperformed the Russell Midcap® Value Index primarily due to stock selection in technology.

↑ Top contributors to performance: Stock selection and an overweight to health care sectors contributed to performance. At an individual stock level, positions in Cencora & State Street contributed to performance.

↓ Top detractors from performance: Stock Selection in technology and financials sectors detracted from performance.  At an individual stock level, positions in Bath & Body Works & Block detracted from performance.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,494	$11,274	$12,000
2017	$13,108	$13,656	$13,601
2018	$11,540	$12,941	$11,929
2019	$14,594	$16,955	$15,157
2020	$14,674	$20,497	$15,909
2021	$19,045	$25,756	$20,418
2022	$17,447	$20,808	$17,962
2023	$19,347	$26,210	$20,245
2024	$22,112	$32,449	$22,891
2025	$23,136	$38,013	$25,420

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	4.63%	9.53%	8.75%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

AssetsNet	$ 183,763,897
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,581,696
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$183,763,897 # of Portfolio Holdings99 Portfolio Turnover Rate47% Investment Advisory Fees Paid$1,581,696
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.4%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	15.7%
Industrials	14.3%
Health Care	11.4%
Information Technology	8.5%
Utilities	8.5%
Consumer Discretionary	8.4%
Real Estate	8.2%
Materials	8.0%
Energy	6.7%
Consumer Staples	6.0%
Communication Services	2.5%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
IQVIA Holdings, Inc.	2.0%
Xcel Energy, Inc.	1.8%
Quest Diagnostics, Inc.	1.7%
Raymond James Financial, Inc.	1.7%
Omnicom Group, Inc.	1.7%
AmerisourceBergen Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
WEC Energy Group, Inc.	1.6%

Material Fund Change [Text Block]
C000020697
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class S
Trading Symbol	IJMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$113	1.11%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund underperformed the Russell Midcap® Value Index primarily due to stock selection in technology.

↑ Top contributors to performance: Stock selection and an overweight to health care sectors contributed to performance. At an individual stock level, positions in Cencora & State Street contributed to performance.

↓ Top detractors from performance: Stock Selection in technology and financials sectors detracted from performance.  At an individual stock level, positions in Bath & Body Works & Block detracted from performance.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell Midcap® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,469	$11,274	$12,000
2017	$13,044	$13,656	$13,601
2018	$11,453	$12,941	$11,929
2019	$14,455	$16,955	$15,157
2020	$14,495	$20,497	$15,909
2021	$18,772	$25,756	$20,418
2022	$17,153	$20,808	$17,962
2023	$18,961	$26,210	$20,245
2024	$21,623	$32,449	$22,891
2025	$22,568	$38,013	$25,420

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	4.37%	9.26%	8.48%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

AssetsNet	$ 183,763,897
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,581,696
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$183,763,897 # of Portfolio Holdings99 Portfolio Turnover Rate47% Investment Advisory Fees Paid$1,581,696
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.4%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	15.7%
Industrials	14.3%
Health Care	11.4%
Information Technology	8.5%
Utilities	8.5%
Consumer Discretionary	8.4%
Real Estate	8.2%
Materials	8.0%
Energy	6.7%
Consumer Staples	6.0%
Communication Services	2.5%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
IQVIA Holdings, Inc.	2.0%
Xcel Energy, Inc.	1.8%
Quest Diagnostics, Inc.	1.7%
Raymond James Financial, Inc.	1.7%
Omnicom Group, Inc.	1.7%
AmerisourceBergen Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
WEC Energy Group, Inc.	1.6%

Material Fund Change [Text Block]
C000074827
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Mid Cap Value Portfolio
Class Name	Class S2
Trading Symbol	IJPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$129	1.26%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund underperformed the Russell Midcap® Value Index primarily due to stock selection in technology.

↑ Top contributors to performance: Stock selection and an overweight to health care sectors contributed to performance. At an individual stock level, positions in Cencora & State Street contributed to performance.

↓ Top detractors from performance: Stock Selection in technology and financials sectors detracted from performance.  At an individual stock level, positions in Bath & Body Works & Block detracted from performance.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell Midcap® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,456	$11,274	$12,000
2017	$13,004	$13,656	$13,601
2018	$11,405	$12,941	$11,929
2019	$14,365	$16,955	$15,157
2020	$14,391	$20,497	$15,909
2021	$18,606	$25,756	$20,418
2022	$16,965	$20,808	$17,962
2023	$18,733	$26,210	$20,245
2024	$21,330	$32,449	$22,891
2025	$22,222	$38,013	$25,420

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	4.18%	9.08%	8.31%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

AssetsNet	$ 183,763,897
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,581,696
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$183,763,897 # of Portfolio Holdings99 Portfolio Turnover Rate47% Investment Advisory Fees Paid$1,581,696
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.4%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	15.7%
Industrials	14.3%
Health Care	11.4%
Information Technology	8.5%
Utilities	8.5%
Consumer Discretionary	8.4%
Real Estate	8.2%
Materials	8.0%
Energy	6.7%
Consumer Staples	6.0%
Communication Services	2.5%
Short-Term Investments	2.4%
Liabilities in Excess of Other Assets	(0.6)%

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
IQVIA Holdings, Inc.	2.0%
Xcel Energy, Inc.	1.8%
Quest Diagnostics, Inc.	1.7%
Raymond James Financial, Inc.	1.7%
Omnicom Group, Inc.	1.7%
AmerisourceBergen Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
WEC Energy Group, Inc.	1.6%

Material Fund Change [Text Block]
C000020742
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class ADV
Trading Symbol	IAXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$136	1.30%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund outperformed the Russell Midcap® Growth Index primarily due to favorable stock selection while generally maintaining sector neutrality versus the index.

↑ Top contributors to performance: Stock selection in the information technology, health care, & industrials and business services sectors drove relative outperformance. Individual key contributors included Celestica (overweight), West Pharmaceutical Services (underweight), & Howmet Aerospace (overweight).

↓ Top detractors from performance: Stock selection in the real estate and consumer discretionary sectors detracted from relative performance.  Individual detractors included Iron Mountain (average overweight) & Somnigroup (average underweight).

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,693	$11,274	$12,074	$10,733
2017	$13,273	$13,656	$14,035	$13,445
2018	$12,773	$12,941	$12,480	$12,807
2019	$17,442	$16,955	$15,749	$17,349
2020	$22,893	$20,497	$17,901	$23,524
2021	$25,924	$25,756	$22,333	$26,518
2022	$19,539	$20,808	$19,416	$19,433
2023	$23,506	$26,210	$22,608	$24,459
2024	$28,951	$32,449	$25,757	$29,865
2025	$31,698	$38,013	$27,689	$32,451

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	9.49%	6.72%	12.23%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

AssetsNet	$ 921,818,348
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 6,695,139
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$921,818,348 # of Portfolio Holdings274 Portfolio Turnover Rate56% Investment Advisory Fees Paid$6,695,139
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.3%
Preferred Stock	0.2%
Common Stock	99.7%

Sector Allocation

Value	Value
Consumer Discretionary	21.2%
Industrials	20.5%
Information Technology	18.3%
Health Care	16.1%
Financials	9.1%
Communication Services	4.9%
Energy	2.9%
Utilities	2.8%
Consumer Staples	2.1%
Real Estate	1.3%
Materials	0.7%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Howmet Aerospace, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.5%
AmerisourceBergen Corp.	2.3%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
Carvana Co.	2.0%
IDEXX Laboratories, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.9%
Vistra Corp.	1.9%
Alnylam Pharmaceuticals, Inc.	1.8%

Material Fund Change [Text Block]
C000020743
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class I
Trading Symbol	IAXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund outperformed the Russell Midcap® Growth Index primarily due to favorable stock selection while generally maintaining sector neutrality versus the index.

↑ Top contributors to performance: Stock selection in the information technology, health care, & industrials and business services sectors drove relative outperformance. Individual key contributors included Celestica (overweight), West Pharmaceutical Services (underweight), & Howmet Aerospace (overweight).

↓ Top detractors from performance: Stock selection in the real estate and consumer discretionary sectors detracted from relative performance.  Individual detractors included Iron Mountain (average overweight) & Somnigroup (average underweight).

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,741	$11,274	$12,074	$10,733
2017	$13,406	$13,656	$14,035	$13,445
2018	$12,973	$12,941	$12,480	$12,807
2019	$17,798	$16,955	$15,749	$17,349
2020	$23,466	$20,497	$17,901	$23,524
2021	$26,704	$25,756	$22,333	$26,518
2022	$20,203	$20,808	$19,416	$19,433
2023	$24,439	$26,210	$22,608	$24,459
2024	$30,284	$32,449	$25,757	$29,865
2025	$33,289	$38,013	$27,689	$32,451

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.92%	7.24%	12.78%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

AssetsNet	$ 921,818,348
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 6,695,139
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$921,818,348 # of Portfolio Holdings274 Portfolio Turnover Rate56% Investment Advisory Fees Paid$6,695,139
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.3%
Preferred Stock	0.2%
Common Stock	99.7%

Sector Allocation

Value	Value
Consumer Discretionary	21.2%
Industrials	20.5%
Information Technology	18.3%
Health Care	16.1%
Financials	9.1%
Communication Services	4.9%
Energy	2.9%
Utilities	2.8%
Consumer Staples	2.1%
Real Estate	1.3%
Materials	0.7%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Howmet Aerospace, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.5%
AmerisourceBergen Corp.	2.3%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
Carvana Co.	2.0%
IDEXX Laboratories, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.9%
Vistra Corp.	1.9%
Alnylam Pharmaceuticals, Inc.	1.8%

Material Fund Change [Text Block]
C000168850
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class R6
Trading Symbol	VYRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund outperformed the Russell Midcap® Growth Index primarily due to favorable stock selection while generally maintaining sector neutrality versus the index.

↑ Top contributors to performance: Stock selection in the information technology, health care, & industrials and business services sectors drove relative outperformance. Individual key contributors included Celestica (overweight), West Pharmaceutical Services (underweight), & Howmet Aerospace (overweight).

↓ Top detractors from performance: Stock selection in the real estate and consumer discretionary sectors detracted from relative performance.  Individual detractors included Iron Mountain (average overweight) & Somnigroup (average underweight).

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
5/3/2016	$10,000	$10,000	$10,000	$10,000
2016	$10,762	$11,120	$11,550	$10,695
2017	$13,432	$13,470	$13,426	$13,398
2018	$12,996	$12,764	$11,938	$12,761
2019	$17,845	$16,723	$15,066	$17,288
2020	$23,538	$20,217	$17,124	$23,440
2021	$26,785	$25,404	$21,364	$26,424
2022	$20,274	$20,524	$18,574	$19,364
2023	$24,538	$25,852	$21,627	$24,372
2024	$30,389	$32,006	$24,639	$29,760
2025	$33,424	$37,494	$26,487	$32,336

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (5/3/2016)
Class R6	9.99%	7.27%	13.30%
Russell 3000® Index	17.15%	13.15%	14.66%
S&P MidCap 400® Index	7.50%	9.12%	10.61%
Russell Midcap® Growth Index	8.66%	6.65%	12.92%

AssetsNet	$ 921,818,348
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 6,695,139
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$921,818,348 # of Portfolio Holdings274 Portfolio Turnover Rate56% Investment Advisory Fees Paid$6,695,139
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.3%
Preferred Stock	0.2%
Common Stock	99.7%

Sector Allocation

Value	Value
Consumer Discretionary	21.2%
Industrials	20.5%
Information Technology	18.3%
Health Care	16.1%
Financials	9.1%
Communication Services	4.9%
Energy	2.9%
Utilities	2.8%
Consumer Staples	2.1%
Real Estate	1.3%
Materials	0.7%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Howmet Aerospace, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.5%
AmerisourceBergen Corp.	2.3%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
Carvana Co.	2.0%
IDEXX Laboratories, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.9%
Vistra Corp.	1.9%
Alnylam Pharmaceuticals, Inc.	1.8%

Material Fund Change [Text Block]
C000020744
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class S
Trading Symbol	IAXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund outperformed the Russell Midcap® Growth Index primarily due to favorable stock selection while generally maintaining sector neutrality versus the index.

↑ Top contributors to performance: Stock selection in the information technology, health care, & industrials and business services sectors drove relative outperformance. Individual key contributors included Celestica (overweight), West Pharmaceutical Services (underweight), & Howmet Aerospace (overweight).

↓ Top detractors from performance: Stock selection in the real estate and consumer discretionary sectors detracted from relative performance.  Individual detractors included Iron Mountain (average overweight) & Somnigroup (average underweight).

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,719	$11,274	$12,074	$10,733
2017	$13,340	$13,656	$14,035	$13,445
2018	$12,881	$12,941	$12,480	$12,807
2019	$17,631	$16,955	$15,749	$17,349
2020	$23,172	$20,497	$17,901	$23,524
2021	$26,318	$25,756	$22,333	$26,518
2022	$19,877	$20,808	$19,416	$19,433
2023	$23,975	$26,210	$22,608	$24,459
2024	$29,597	$32,449	$25,757	$29,865
2025	$32,458	$38,013	$27,689	$32,451

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	9.67%	6.97%	12.49%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

AssetsNet	$ 921,818,348
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 6,695,139
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$921,818,348 # of Portfolio Holdings274 Portfolio Turnover Rate56% Investment Advisory Fees Paid$6,695,139
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.3%
Preferred Stock	0.2%
Common Stock	99.7%

Sector Allocation

Value	Value
Consumer Discretionary	21.2%
Industrials	20.5%
Information Technology	18.3%
Health Care	16.1%
Financials	9.1%
Communication Services	4.9%
Energy	2.9%
Utilities	2.8%
Consumer Staples	2.1%
Real Estate	1.3%
Materials	0.7%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Howmet Aerospace, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.5%
AmerisourceBergen Corp.	2.3%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
Carvana Co.	2.0%
IDEXX Laboratories, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.9%
Vistra Corp.	1.9%
Alnylam Pharmaceuticals, Inc.	1.8%

Material Fund Change [Text Block]
C000074830
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Diversified Mid Cap Growth Portfolio
Class Name	Class S2
Trading Symbol	IAXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31. 2025, the Fund outperformed the Russell Midcap® Growth Index primarily due to favorable stock selection while generally maintaining sector neutrality versus the index.

↑ Top contributors to performance: Stock selection in the information technology, health care, & industrials and business services sectors drove relative outperformance. Individual key contributors included Celestica (overweight), West Pharmaceutical Services (underweight), & Howmet Aerospace (overweight).

↓ Top detractors from performance: Stock selection in the real estate and consumer discretionary sectors detracted from relative performance.  Individual detractors included Iron Mountain (average overweight) & Somnigroup (average underweight).

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,699	$11,274	$12,074	$10,733
2017	$13,297	$13,656	$14,035	$13,445
2018	$12,811	$12,941	$12,480	$12,807
2019	$17,512	$16,955	$15,749	$17,349
2020	$23,011	$20,497	$17,901	$23,524
2021	$26,068	$25,756	$22,333	$26,518
2022	$19,654	$20,808	$19,416	$19,433
2023	$23,667	$26,210	$22,608	$24,459
2024	$29,200	$32,449	$25,757	$29,865
2025	$31,975	$38,013	$27,689	$32,451

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	9.51%	6.80%	12.33%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

AssetsNet	$ 921,818,348
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 6,695,139
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$921,818,348 # of Portfolio Holdings274 Portfolio Turnover Rate56% Investment Advisory Fees Paid$6,695,139
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	1.3%
Preferred Stock	0.2%
Common Stock	99.7%

Sector Allocation

Value	Value
Consumer Discretionary	21.2%
Industrials	20.5%
Information Technology	18.3%
Health Care	16.1%
Financials	9.1%
Communication Services	4.9%
Energy	2.9%
Utilities	2.8%
Consumer Staples	2.1%
Real Estate	1.3%
Materials	0.7%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Howmet Aerospace, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.5%
AmerisourceBergen Corp.	2.3%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
Carvana Co.	2.0%
IDEXX Laboratories, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.9%
Vistra Corp.	1.9%
Alnylam Pharmaceuticals, Inc.	1.8%

Material Fund Change [Text Block]